SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ ]
                                                                        [ ]
                       Post-Effective Amendment No. 8                   [X]
                            (File No. 333-44644)

                                     and/or
     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ ]
                              Amendment No. 26                          [X]
                            (File No. 811-05213)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                         IDS Life of New York Account 8

                               Name of Depositor:
                     IDS LIFE INSURANCE COMPANY OF NEW YORK

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                           20 Madison Avenue Extension
                                Albany, NY 12203
                                 (800) 541-2251

                     Name and Address of Agent for Service:

                            Mary Ellyn Minenko, Esq.
                           50607 AXP Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering _____N/A__________________

It is proposed that this filing will become effective (check appropriate box)

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on April 30, 2004 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS


APRIL 30, 2004


IDS LIFE INSURANCE COMPANY OF NEW YORK

VARIABLE UNIVERSAL LIFE III

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: (800) 541-2251

            Web site address: americanexpress.com

            IDS LIFE OF NEW YORK ACCOUNT 8

This prospectus contains information about the life insurance policy that you should know before investing in IDS Life of New York Variable Universal Life III (VUL III - NY).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-  A fixed account to which we credit interest.

-  Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under this policy. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-  Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                 3
     Policy Benefits                                      3
     Policy Risks                                         5
     Fund Risks                                           6

FEE TABLES                                                7
     Transaction Fees                                     7
     Charges Other than Fund Operating Expenses           8
     Annual Operating Expenses of the Funds               9

LOADS, FEES AND CHARGES                                  12
     Premium Expense Charge                              12
     Monthly Deduction                                   12
     Surrender Charge                                    13
     Partial Surrender Charge                            14
     Mortality and Expense Risk Charge                   14
     Annual Operating Expenses of the Funds              14
     Effect of Loads, Fees and Charges                   14
     Other Information on Charges                        14

IDS LIFE OF NEW YORK                                     14

THE VARIABLE ACCOUNT AND THE FUNDS                       15
     Relationship Between Funds and Subaccounts          23
     Substitution of Investments                         23
     Voting Rights                                       23

THE FIXED ACCOUNT                                        23

PURCHASING YOUR POLICY                                   24
     Application                                         24
     Premiums                                            24

POLICY VALUE                                             25
     Fixed Account                                       25
     Subaccounts                                         25

KEEPING THE POLICY IN FORCE                              26
     No Lapse Guarantee                                  26
     Grace Period                                        26
     Reinstatement                                       26
     Exchange Right                                      27

PROCEEDS PAYABLE UPON DEATH                              27
     Change in Death Benefit Option                      27
     Changes in Specified Amount                         28
     Misstatement of Age or Sex                          29
     Suicide                                             29
     Beneficiary                                         29

TRANSFERS BETWEEN THE FIXED ACCOUNT
    AND SUBACCOUNTS                                      29
     Restrictions on Transfers                           29
     Fixed Account Transfer Policies                     30
     Minimum Transfer Amounts                            30
     Maximum Transfer Amounts                            30
     Maximum Number of Transfers Per Year                30
     Automated Transfers                                 31
     Automated Dollar-Cost Averaging                     31
     Asset Rebalancing                                   32

POLICY LOANS                                             32
     Minimum Loan Amounts                                32
     Maximum Loan Amounts                                32
     Allocation of Loans to Accounts                     32
     Repayments                                          32
     Overdue Interest                                    32
     Effect of Policy Loans                              32

POLICY SURRENDERS                                        33
     Total Surrenders                                    33
     Partial Surrenders                                  33

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER        33

PAYMENT OF POLICY PROCEEDS                               34
     Payment Options                                     34
     Deferral of Payments                                34

FEDERAL TAXES                                            35
     IDS Life of New York's Tax Status                   35
     Taxation of Policy Proceeds                         35
     Modified Endowment Contracts                        36
     Other Tax Considerations                            37
     Split Dollar Arrangements                           37

DISTRIBUTION OF THE POLICY                               38

LEGAL PROCEEDINGS                                        39

POLICY ILLUSTRATIONS                                     39

KEY TERMS                                                42

FINANCIAL STATEMENTS                                     43


        IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.


POLICY BENEFITS


     POLICY BENEFIT                             WHAT IT MEANS                                         HOW IT WORKS
DEATH BENEFIT               We will pay a benefit to the beneficiary of the          The relationship between the policy value and
                            policy when the insured dies. Before the insured's       the death benefit depends on which of two
                            attained insurance age 100, your policy's death          death benefit options you choose:
                            benefit can never be less than the specified amount
                            unless you change that amount or your policy has         -  OPTION 1 (LEVEL AMOUNT): The death benefit
                            outstanding indebtedness.                                   is the greater of the specified amount or a
                                                                                        percentage of policy value.

                                                                                     -  OPTION 2 (VARIABLE AMOUNT): The death
                                                                                        benefit is the greater of the specified
                                                                                        amount plus the policy value, or a
                                                                                        percentage of policy value.

                                                                                     You may change the death benefit option or
                                                                                     specified amount within certain limits, but
                                                                                     doing so generally will affect policy charges.

MATURITY BENEFIT            If the insured is alive at insurance age 100, the        The policy matures at the insured's attained
                            policy ends.                                             insurance age 100. We pay you the cash
                                                                                     surrender value as a maturity benefit.

OPTIONAL INSURANCE          You may add optional benefits to your policy at an       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                    additional cost, in the form of riders (if you meet
                            certain requirements). The amounts of these benefits     -  ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB
                            do not vary with investment experience of the               provides an additional death benefit if the
                            variable account. Certain restrictions apply and are        insured's death is caused by accidental
                            clearly described in the applicable rider.                  injury.

                                                                                     -  AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB
                                                                                        provides an increase in the specified
                                                                                        amount at a designated percentage on each
                                                                                        policy anniversary until insured's attained
                                                                                        insurance age 65.

                                                                                     -  CHILDREN'S INSURANCE RIDER (CIR): CIR
                                                                                        provides level term coverage on each
                                                                                        eligible child.

                                                                                     -  OTHER INSURED RIDER (OIR): OIR provides a
                                                                                        level, adjustable death benefit on the life
                                                                                        of each other insured covered.

                                                                                     -  WAIVER OF MONTHLY DEDUCTION RIDER (WMD):
                                                                                        Under WMD, we will waive the monthly
                                                                                        deduction if the insured becomes totally
                                                                                        disabled before age 60.

NO LAPSE GUARANTEE (NLG)    Your policy will not lapse (end without value) if the    NO LAPSE GUARANTEE: The policy has the NLG
                            NLG is in effect, even if the cash surrender value is    option, which guarantees the policy will not
                            less than the amount needed to pay the monthly           lapse for five policy years. The NLG remains
                            deduction.                                               in effect if you meet certain premium
                                                                                     requirements and indebtedness does not exceed
                                                                                     the policy value minus surrender charges.

FLEXIBLE PREMIUMS           You choose when to pay premiums and how much premium     When you apply for your policy, you state how
                            to pay.                                                  much you intend to pay and whether you will
                                                                                     pay quarterly, semiannually or annually. You
                                                                                     may also make additional, unscheduled premium
                                                                                     payments subject to certain limits. We may
                                                                                     refuse premiums in order to comply with the
                                                                                     Code. Although you have flexibility in paying
                                                                                     premiums, the amount and frequency of your
                                                                                     payments will affect the policy value, cash
                                                                                     surrender value and the length of time your
                                                                                     policy will remain in force as well as affect
                                                                                     whether the NLG remains in effect.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

     POLICY BENEFIT                             WHAT IT MEANS                                         HOW IT WORKS
RIGHT TO EXAMINE YOUR       You may return your policy for any reason and receive    You may mail or deliver the policy to our home
POLICY ("FREE LOOK")        a full refund of all premiums paid.                      office or to your sales representative with a
                                                                                     written request for cancellation by the 10th
                                                                                     day after you receive it. On the date your
                                                                                     request is postmarked or received, the policy
                                                                                     will immediately be considered void from the
                                                                                     start.

                                                                                     Under our current administrative practice,
                                                                                     your request to cancel the policy under the
                                                                                     "Free Look" provision will be honored if
                                                                                     received at our home office within 30 days
                                                                                     from the latest of the following dates:

                                                                                     -  The date we mail the policy from our office

                                                                                     -  The policy date (only if the policy is
                                                                                        issued in force)

                                                                                     -  The date your sales representative delivers
                                                                                        the policy to you as evidenced by our
                                                                                        policy delivery receipt, which you must
                                                                                        sign and date.

                                                                                     We reserve the right to change or discontinue
                                                                                     this administrative practice at any time.

EXCHANGE RIGHT              For two years after the policy is issued, you can        Because the policy itself offers a fixed
                            exchange it for one that provides benefits that do       return option, all you need to do is transfer
                            not vary with the investment return of the               all of the policy value in the subaccounts to
                            subaccounts.                                             the fixed account. This exchange does not
                                                                                     require our underwriting approval. We do not
                                                                                     issue a new policy.

INVESTMENT CHOICES          You may direct your net premiums or transfer your
                            policy's value to:

                            -  THE VARIABLE ACCOUNT which consists of                -  UNDER THE VARIABLE ACCOUNT your policy's
                               subaccounts, each of which invests in a fund with        value may increase or decrease daily,
                               a particular investment objective; or                    depending on the investment return. No
                                                                                        minimum amount is guaranteed.

                            -  THE FIXED ACCOUNT which is our general investment     -  THE FIXED ACCOUNT earns interest rates that
                               account.                                                 we adjust periodically. This rate will
                                                                                        never be lower than 4%.

SURRENDERS                  You may cancel the policy while it is in force and       The cash surrender value is the policy value
                            receive its cash surrender value or take a partial       minus indebtedness minus any applicable
                            surrender out of your policy.                            surrender charges. Partial surrenders are
                                                                                     available within certain limits for a fee.

LOANS                       You may borrow against your policy's cash surrender      Your policy secures the loan.
                            value.

TRANSFERS                   You may transfer your policy's value.                    You may transfer policy value from one
                                                                                     subaccount to another or between subaccounts
                                                                                     and the fixed account. Certain restrictions
                                                                                     may apply. You can also arrange for automated
                                                                                     transfers among the fixed account and
                                                                                     subaccounts.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY RISKS


       POLICY RISK                              WHAT IT MEANS                                        WHAT CAN HAPPEN
INVESTMENT RISK             You direct your net premiums or transfer your            -  You can lose cash values due to adverse
                            policy's value to a subaccount that drops in value.         investment experience. No minimum amount is
                                                                                        guaranteed under the subaccounts of the
                                                                                        variable account.

                                                                                     -  Your death benefit under Option 2 may be
                                                                                        lower due to adverse investment experience.

                                                                                     -  Your policy could lapse due to adverse
                                                                                        investment experience if the NLG is not in
                                                                                        effect and you do not pay the premiums
                                                                                        needed to maintain coverage.

                            You transfer your policy's value between subaccounts.    -  The value of the subaccount from which you
                                                                                        transferred could increase while the value
                                                                                        of the subaccount to which you transferred
                                                                                        could decrease.

RISK OF LIMITED POLICY      The policy is not suitable as a short-term               -  If you are unable to afford the premiums
 VALUES IN EARLY YEARS      investment.                                                 needed to keep the policy in force for a
                                                                                        long period of time, your policy could
                                                                                        lapse with no value.

                            Your policy has little or no cash surrender value in     -  Surrender charges significantly reduce
                            the early policy years.                                     policy value during the first five policy
                                                                                        years. Poor investment performance can also
                                                                                        significantly reduce policy values. During
                                                                                        early policy years the cash surrender value
                                                                                        may be less than the premiums you pay for
                                                                                        the policy.

                            Your ability to take partial surrenders is limited.      -  You cannot take partial surrenders during
                                                                                        the first policy year.

LAPSE RISK                  You do not pay the premiums needed to maintain           -  We will not pay a death benefit if your
                            coverage.                                                   policy lapses.

                            Your policy may lapse due to surrender charges.          -  Surrender charges affect the surrender
                                                                                        value, which is a measure we use to
                                                                                        determine whether your contract will enter
                                                                                        a grace period (and possibly lapse). A
                                                                                        partial surrender will reduce the policy
                                                                                        value, will reduce the death benefit and
                                                                                        may terminate the NLG.

                            You take a loan against your policy.                     -  Taking a loan increases the risk that your
                                                                                        policy will lapse, will have a permanent
                                                                                        effect on the policy value, will reduce the
                                                                                        death benefit and may terminate the NLG.

                            Your policy can lapse due to poor investment             -  Your policy could lapse due to adverse
                            performance.                                                investment experience if the NLG is not in
                                                                                        effect and you do not pay premium needed to
                                                                                        maintain coverage.

EXCHANGE/ REPLACEMENT       You drop another policy to buy this one.                 -  You may pay surrender charges on the policy
 RISK                                                                                   you drop.

                                                                                     -  This policy has surrender charges, which may
                                                                                        extend beyond those in the policy you drop.

                                                                                     -  You will be subject to new incontestability
                                                                                        and suicide periods.

                                                                                     -  You may be in a higher insurance risk-rating
                                                                                        category now and you may pay higher
                                                                                        premiums.

                            You use cash values or dividends from another policy     -  If you borrow from another policy to buy
                            to buy this one.                                            this one, the loan reduces the death
                                                                                        benefit on the other policy. If you fail to
                                                                                        repay the loan and accrued interest, you
                                                                                        could lose the other coverage and you may
                                                                                        be subject to income tax if the policy ends
                                                                                        with a loan against it.

                                                                                     -  The exchange may have adverse tax
                                                                                        consequences.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

       POLICY RISK                              WHAT IT MEANS                                        WHAT CAN HAPPEN
TAX RISK                    Congress may change current tax law at any time.         -  You could lose any or all of the specific
                                                                                        federal income tax attributes and benefits
                            The interpretation of current tax law is subject to         of a life insurance policy including
                            change by the Internal Revenue Service (IRS) at any         tax-deferred accrual of cash values and
                            time.                                                       income tax free death benefits.

                            The policy fails to qualify as life insurance for        -  Earnings are taxable as ordinary income.
                            federal income tax purposes.                                Your beneficiary may have to pay income tax
                                                                                        on part of the death benefit.

                            Certain changes you make to the policy may cause it      -  Federal income tax will apply to earnings
                            to become a "modified endowment contract" for               on cash values taken from or assigned under
                            federal income tax purposes.                                a modified endowment contract. Earnings
                                                                                        come out first on surrenders from or
                                                                                        assignment of a modified endowment
                                                                                        contract. If you are under age 59 1/2, a
                                                                                        10% penalty tax also may apply to these
                                                                                        earnings.

                            The IRS determines that you, not the Variable            -  You may be taxed on the income of each
                            Account, are the owner of the fund shares held by           subaccount to the extent of your investment.
                            our Variable Account.

                            You buy this policy to fund a tax-deferred               -  The tax-deferred accrual of cash values
                            retirement plan.                                            provided by the policy is unnecessary
                                                                                        because tax deferral is provided by the
                                                                                        tax-deferred retirement plan.

                            Your policy is not a modified endowment contract and     -  You will be taxed on any earnings generated
                            it lapses or is fully surrendered with an                   in the contract -- earnings in policy cash
                            outstanding policy loan.                                    value and earnings previously taken via
                                                                                        existing loans. It could be the case that a
                                                                                        policy with a relatively small existing
                                                                                        cash value could have significant earnings
                                                                                        that will be taxed upon lapse or surrender
                                                                                        of the policy.



Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

LIMITATIONS ON USE OF POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium. We may also be required to block an owner's access to policy values. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority.


FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


         CHARGE                            WHEN CHARGE IS DEDUCTED                                   AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE      When you pay premium.                                    3.5% of each premium payment.

SURRENDER CHARGE*           When you surrender your policy for its full cash         RATE PER $1,000 OF INITIAL SPECIFIED AMOUNT:
                            surrender value, or the policy lapses, during the
                            first ten years and for ten years after requesting an    MINIMUM: $5.11 -- Female, Standard, Age 1
                            increase in the specified amount.
                                                                                     MAXIMUM: $36.80 -- Male, Smoker, Age 85

                                                                                     REPRESENTATIVE INSURED: $10.42 -- Male,
                                                                                     Preferred Nonsmoker, Age 40

PARTIAL SURRENDER CHARGE    When you surrender part of the value of your policy.     The lesser of:

                                                                                     - $25; or

                                                                                     - 2% of the amount surrendered.

FEES FOR EXPRESS MAIL       When we pay policy proceeds by express mail or wire      -  $15 -- United States
AND WIRE TRANSFERS OF       transfer.
LOAN PAYMENTS AND                                                                    -  $30 -- International
SURRENDERS



* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES

         CHARGE                            WHEN CHARGE IS DEDUCTED                                   AMOUNT DEDUCTED
COST OF INSURANCE           Monthly.                                               MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK:
CHARGES*
                                                                                   MINIMUM: $0.06 -- Female, Standard, Age 10

                                                                                   MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                                                   REPRESENTATIVE INSURED: $.20 -- Male, Preferred
                                                                                   Nonsmoker, Age 40

POLICY FEE                  Monthly.                                               GUARANTEED: $5 per month.

MORTALITY AND EXPENSE       Daily.                                                 GUARANTEED: .90% of the average daily net asset
RISK CHARGE                                                                        value of the subaccounts for all policy years.

                                                                                   CURRENT:

                                                                                   -  .90% for policy years 1-10; and

                                                                                   -  .45% for policy years 11+.

INTEREST RATE ON LOANS      Charged daily and due at the end of the policy year.   GUARANTEED: 6% per year.

                                                                                   CURRENT:

                                                                                   - 6% for policy years 1-10;

                                                                                   - 4% for policy years 11+.

ACCIDENTAL DEATH BENEFIT    Monthly.                                               MONTHLY RATE PER $1,000 OF ACCIDENTAL DEATH
RIDER (ADB)*                                                                       BENEFIT AMOUNT:

                                                                                   MINIMUM: $.04 -- Female, Age 5

                                                                                   MAXIMUM: $.16 -- Male, Age 69

                                                                                   REPRESENTATIVE INSURED: $.08 -- Male, Preferred
                                                                                   Nonsmoker, Age 40

AUTOMATIC INCREASE          No charge.                                             No charge for this rider, however, the
BENEFIT RIDER (AIBR)                                                               additional insurance added by the rider is
                                                                                   subject to monthly cost of insurance charges.

CHILDREN'S INSURANCE        Monthly.                                               MONTHLY RATE PER $1,000 OF CIR SPECIFIED AMOUNT:
RIDER (CIR)                                                                        $.58

OTHER INSURED RIDER         Monthly.                                               MONTHLY RATE PER $1,000 OF OIR SPECIFIED AMOUNT:
(OIR)*
                                                                                   MINIMUM: $.06 -- Female, Standard, Age 10

                                                                                   MAXIMUM: $83.33 -- Male, Smoker, Age 99

                                                                                   REPRESENTATIVE INSURED: $.20 -- Male, Preferred
                                                                                   Nonsmoker, Age 40

WAIVER OF MONTHLY           Monthly.                                               MONTHLY RATE PER $1,000 OF NET AMOUNT AT RISK
DEDUCTION RIDER (WMD)*                                                             PLUS THE OIR SPECIFIED AMOUNTS IF APPLICABLE:

                                                                                   MINIMUM: $.01 -- Female, Standard, Age 5

                                                                                   MAXIMUM: $.28 -- Male, Smoker, Age 59

                                                                                   REPRESENTATIVE INSURED: $.02 -- Male, Preferred
                                                                                   Nonsmoker, Age 40


* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS


(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                                                         MINIMUM                 MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements               .55%                    2.04%


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                                              GROSS TOTAL
                                                                MANAGEMENT       12b-1         OTHER            ANNUAL
                                                                   FEES          FEES         EXPENSES         EXPENSES
IDS Life Series Fund, Inc.
      Equity Income Portfolio                                       .70%           --%          1.13%          1.83%(1)
      Equity Portfolio                                              .70            --            .04            .74(2)
      Government Securities Portfolio                               .70            --            .17            .87(1)
      Income Portfolio                                              .70            --            .07            .77(2)
      International Equity Portfolio                                .95            --            .10           1.05(2)
      Managed Portfolio                                             .70            --            .05            .75(2)
      Money Market Portfolio                                        .50            --            .05            .55(2)
AXP(R) Variable Portfolio
      Blue Chip Advantage Fund                                      .53           .13            .14            .80(3)
      Capital Resource Fund                                         .64           .13            .08            .85(3)
      Cash Management Fund                                          .51           .13            .06            .70(3)
      Diversified Bond Fund                                         .60           .13            .08            .81(3)
      Diversified Equity Income Fund                                .53           .13            .10            .76(3)
      Emerging Markets Fund                                        1.13           .13            .78           2.04(4)
      Global Bond Fund                                              .84           .13            .12           1.09(3)
      Growth Fund                                                   .65           .13            .21            .99(3)
      High Yield Bond Fund                                          .62           .13            .08            .83(3)
      International Fund                                            .84           .13            .09           1.06(3)
      Managed Fund                                                  .61           .13            .06            .80(3)
      NEW DIMENSIONS FUND(R)                                        .62           .13            .07            .82(3)
      S&P 500 Index Fund                                            .29           .13            .22            .64(4)
      Short Duration U.S. Government Fund                           .61           .13            .08            .82(3)
      Small Cap Advantage Fund                                      .81           .13            .25           1.19(3)
      Strategy Aggressive Fund                                      .61           .13            .09            .83(3)
AIM V.I.
      AIM V.I. Capital Appreciation Fund, Series I Shares           .61            --            .24            .85(5)
      AIM V.I. Capital Development Fund, Series I Shares            .75            --            .38           1.13(5)
      AIM V.I. Core Equity Fund, Series I Shares                    .61            --            .20            .81(6)
American Century(R) Variable Portfolios, Inc.
      VP International, Class I                                    1.33            --            .01           1.34(6)
      VP Value, Class I                                             .95            --             --            .95(7)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                      70            --            .23            .93(7)


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                    GROSS TOTAL
                                                                         MANAGEMENT       12b-1       OTHER           ANNUAL
                                                                            FEES          FEES       EXPENSES        EXPENSES
Credit Suisse Trust
      Mid-Cap Growth Portfolio                                              .90%           --%         .49%          1.39%(8)
      (previously Credit Suisse Trust - Emerging Growth Portfolio)
      Small Cap Growth Portfolio                                            .90            --          .22           1.12(8)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class                               .48           .10          .11            .69(9)
      Mid Cap Portfolio Service Class                                       .58           .10          .12            .80(9)
      Overseas Portfolio Service Class                                      .73           .10          .17           1.00(9)
FTVIPT
      Franklin Real Estate Fund - Class 2                                   .50           .25          .03            .78(10),(11)
      Franklin Small Cap Value Securities Fund - Class 2                    .57           .25          .19           1.01(11),(12)
      Templeton Foreign Securities Fund - Class 2                           .69           .25          .22           1.16(12)
Goldman Sachs VIT
      CORE(SM) Small Cap Equity Fund                                        .75            --          .50           1.25(13)
      CORE(SM) U.S. Equity Fund                                             .70            --          .15            .85(13)
      Mid Cap Value Fund                                                    .80            --          .11            .91(13)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                           .65           .25          .20           1.10(14)
      International Growth Portfolio: Service Shares                        .65           .25          .11           1.01(14)
      Mid Cap Growth Portfolio: Service Shares                              .65           .25          .02            .92(14)
Lazard Retirement Series
      International Equity Portfolio                                        .75           .25          .65           1.65(15)
MFS(R)
      Investors Growth Stock Series - Service Class                         .75           .25          .13           1.13(16),(17)
      New Discovery Series - Service Class                                  .90           .25          .14           1.29(16),(17)
Putnam Variable Trust
      Putnam VT High Yield Fund - Class IB Shares                           .67           .25          .11           1.03(18)
      Putnam VT International New Opportunities Fund - Class IB Shares     1.00           .25          .26           1.51(18)
      Putnam VT New Opportunities Fund - Class IA Shares                    .59            --          .08            .67(18)
      Putnam VT Vista Fund - Class IB Shares                                .65           .25          .11           1.01(18)
Royce Capital Fund
      Micro-Cap Portfolio                                                  1.25            --          .11           1.36(19)
Third Avenue
      Value Portfolio                                                       .90            --          .40           1.30(20)
Wanger
      International Small Cap                                              1.22            --          .19           1.41(21)
      U.S. Smaller Companies                                                .93            --          .05            .98(21)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the policy and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(1) IDS Life has agreed to a voluntary limit of 0.10%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. After taking into account this limitation, "Other expenses" and "Gross total annual expenses" were 0.10% and 0.80% for both IDS Life Series Fund - Equity Income Portfolio and IDS Life Series Fund - Government Securities Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.10%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.

(2)  Annual operating expenses for the fiscal year ending April 30, 2003.

(3) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.

(4) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund and 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund average daily net assets.

(5) Figures shown in the table are for the year ended Dec. 31, 2003 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(6) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(7) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fees paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(8) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which performance would be lower. Waivers and /or reimbursements may be discontinued at any time. The total expense ratios after the waiver and reimbursements would have been: Credit Suisse Trust - Mid-Cap Portfolio (.76%, 0%, .49% and 1.25%).

(9) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year.

(12) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.99% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2 and (0.04%) and 1.12% for FTVIPT Templeton Foreign Securities Fund - Class 2.

(13) Each adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Effective Dec. 22, 2003, each adviser has agreed to reduce the "Other expenses" limitation, as defined above, for the Goldman Sachs VIT CORE(SM) Small Cap Equity Fund would be 0.11% of the fund's average daily net assets, resulting in total expense for each such fund at a rate no higher than 0.90%. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT CORE(SM) U.S. Equity or the Goldman Sachs VIT Mid Cap Value Fund exceed 0.16% and 0.25%, respectively, of each fund's average daily net assets. Except for the Goldman Sachs VIT Mid Cap Value Fund, the Adviser has contractually agreed to maintain these expense limitation reductions through June 30, 2005. The expense limitation for the Goldman Sachs VIT Mid Cap Value Fund may be discontinued or modified by the Investment Adviser at its discretion at anytime.

(14) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(15) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2003, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series and 1.28% for New Discovery Series.

(18) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.

(19) Royce has voluntarily agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2003. After fee waivers "Other expenses" and "Gross total annual expenses" would be 0.10% and 1.35% for Royce Micro-Cap Portfolio.

(20) To the extent that expenses incurred in a given year are less than 1.30% of the Portfolio's average daily net assets, the Adviser may recover previously reimbursed expenses for a period of three years following such reimbursement. Prior to the repayment, "Other expenses" and "Gross total annual expenses" would be 0.34% and 1.24% for Third Avenue Value Portfolio.

(21) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual operating expenses exceed 2% of average daily net assets. This commitment expires on April 30, 2004.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

LOADS, FEES AND CHARGES
Policy charges compensate us for:

-  providing the insurance benefits of the policy;

-  issuing the policy;

-  administering the policy;

-  assuming certain risks in connection with the policy; and

-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also compensates us for paying taxes imposed by the State of New York on premiums received by insurance companies.

MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. It depends on:

-  the amount of the death benefit;

-  the policy value; and

-  the statistical risk that the insured will die in a given period.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

The cost of insurance for a policy month is calculated as: [a X (b - c)] + d where:

(a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

    We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

(b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

(c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders with the exception of the WMD as it applies to the base policy.

(d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $5 PER MONTH. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider (see "Fee Tables-- Charges Other than Fund Operating Expenses").

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first ten policy years and in the ten years following an increase in specified amount, we will assess a surrender charge.

The surrender charge reimburses us for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. The additional maximum surrender charge will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for preferred nonsmoker rates. We assume the specified amount to be $250,000.

                           LAPSE OR SURRENDER                                              MAXIMUM
                          AT BEGINNING OF YEAR                                        SURRENDER CHARGE
                                   1                                                     $2,605.00
                                   2                                                      2,605.00
                                   3                                                      2,605.00
                                   4                                                      2,605.00
                                   5                                                      2,605.00
                                   6                                                      2,605.00
                                   7                                                      2,084.00
                                   8                                                      1,563.00
                                   9                                                      1,042.00
                                  10                                                        521.00
                                  11                                                          0.00

From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.


ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-  cost of insurance charges;

-  surrender charges;

-  cost of optional insurance benefits;


-  policy fees;


-  mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us.

Premium payments and policy values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including, but not limited to, 12b-1 fees (see "Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under this policy.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premium payments or policy value to a particular subaccount.

All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

YOU CAN DIRECT YOUR PREMIUMS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                            INVESTMENT ADVISER
------------------------------   -----------------------------------------------------------   -------------------------------------
IDS Life Series Fund -           High level of current income and, as a secondary goal,        American Express Financial
Equity Income Portfolio          steady growth of capital. Under normal market conditions,     Corporation (AEFC)
                                 the Fund will invest at least 80% of its net assets in
                                 equity securities.

IDS Life Series Fund -           Capital appreciation. Invests primarily in common stocks      AEFC
Equity Portfolio                 and securities convertible into common stock.

IDS Life Series Fund -           High level of current income and safety of principal. Under   AEFC
Government Securities            normal market conditions, at least 80% of the Fund's net
Portfolio                        assets are invested in securities issued or guaranteed as
                                 to principal and interest by the U.S. government and its
                                 agencies.

IDS Life Series Fund -           To maximize current income while attempting to conserve the   AEFC
Income Portfolio                 value of the investment and to continue the high level of
                                 income for the longest period of time. Under normal market conditions, the Fund primarily will invest in debt
                                 securities. At least 50% of net assets are invested in
                                 investment grade corporate bonds, certain unrated debt
                                 obligations that are believed to be of the same investment quality and government securities, including asset backed
                                 securities.

IDS Life Series Fund -           Capital appreciation. Under normal market conditions, at      AEFC
International Equity             least 80% of the Fund's net assets will be invested in
Portfolio                        equity securities of companies located outside of the U.S.

IDS Life Series Fund -           To maximize total investment return through a combination     AEFC
Managed Portfolio                of capital appreciation and current income. Invests
                                 primarily in a combination of equity and debt securities.
                                 The Fund will invest in a combination of common and
                                 preferred stocks, convertible securities, debt securities, and money market instruments.

IDS Life Series Fund -           Maximum current income consistent with liquidity and          AEFC
Money Market Portfolio           conservation of capital. Invests primarily in money market instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of
                                 deposit, bankers' acceptances, letters of credit and
                                 commercial paper, including asset-backed commercial paper.

AXP(R) Variable Portfolio -      Long-term total return exceeding that of the U.S. stock       AEFC
Blue Chip Advantage Fund         market. Under normal market conditions, the Fund invests at least 80% of its net assets in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a
                                 history of consistent earnings and a leading position
                                 within their respective industries.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                            INVESTMENT ADVISER
------------------------------   -----------------------------------------------------------   -------------------------------------
AXP(R) Variable Portfolio -      Capital appreciation. Invests primarily in U.S. common        AEFC
Capital Resource Fund            stocks of companies with market capitalization of at least
                                 $5 billion.

AXP(R) Variable Portfolio -      Maximum current income consistent with liquidity and          AEFC
Cash Management Fund             stability of principal. Invests primarily in money market
                                 instruments, such as marketable debt obligations issued by the U.S. government or its agencies, bank certificates of
                                 deposit, bankers' acceptances, letters of credit, and
                                 commercial paper, including asset-backed commercial paper.

AXP(R) Variable Portfolio -      High level of current income while attempting to conserve     AEFC
Diversified Bond Fund            the value of the investment and continuing a high level of income for the longest period of time. Under normal market conditions, the Fund invests at least 80% of its net assets in bonds and other debt obligations.

AXP(R) Variable Portfolio -      High level of current income and, as a secondary goal,        AEFC
Diversified Equity               steady growth of capital. Under normal market conditions,
Income Fund                      the Fund invests at least 80% of its net assets in
                                 dividend-paying common and preferred stocks.

AXP(R) Variable Portfolio -      Long-term capital growth. Under normal market conditions,     AEFC, adviser; American Express Asset
Emerging Markets Fund            the Fund invests at least 80% of its net assets in equity     Management International, Inc., a
                                 securities of emerging market companies.                      wholly-owned subsidiary of AEFC,
                                                                                               subadviser.

AXP(R) Variable Portfolio -      High total return through income and growth of capital.       AEFC
Global Bond Fund                 Non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal
                                 market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt
                                 obligations including money market instruments of issuers
                                 located in at least three different countries.

AXP(R) Variable Portfolio -      Long-term capital growth. Invests primarily in common         AEFC
Growth Fund                      stocks that appear to offer growth opportunities.

AXP(R) Variable Portfolio -      High current income, with capital growth as a secondary       AEFC
High Yield Bond Fund             objective. Under normal market conditions, the Fund invests at least 80% of its net assets in high-yielding, high-risk corporate bonds (junk bonds) issued by U.S. and foreign
                                 companies and governments.

AXP(R) Variable Portfolio -      Capital appreciation. Invests primarily in equity             AEFC, adviser; American Express Asset
International Fund               securities of foreign issuers that offer strong growth        Management International, Inc., a
                                 potential.                                                    wholly-owned subsidiary of AEFC,
                                                                                               subadviser.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS
                                       17

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                            INVESTMENT ADVISER
------------------------------   -----------------------------------------------------------   -------------------------------------
AXP(R) Variable Portfolio -      Maximum total investment return through a combination of      AEFC
Managed Fund                     capital growth and current income. Invests primarily in a
                                 combination of common and preferred stocks, bonds and other debt securities.

AXP(R) Variable Portfolio -      Long-term growth of capital. Invests primarily in common      AEFC
NEW DIMENSIONS FUND(R)           stocks showing potential for significant growth.

AXP(R) Variable Portfolio -      Long-term capital appreciation. Non-diversified mutual fund   AEFC
S&P 500 Index Fund               that invests primarily in securities of
                                 large-capitalization stocks of U.S. companies that are
                                 expected to provide investment results that correspond to
                                 the performance of the S&P 500(R) Index.

AXP(R) Variable Portfolio -      A high level of current income and safety of principal        AEFC
Short Duration                   consistent with an investment in U.S. government and
U.S. Government Fund             government agency securities. Under normal market
                                 conditions, at least 80% of the Fund's net assets are
                                 invested in securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or
                                 instrumentalities.

AXP(R) Variable Portfolio -      Long-term capital growth. Under normal market conditions,     AEFC , adviser; Kenwood Capital
Small Cap                        at least 80% of the Fund's net assets are invested in         Management LLC, subadviser
Advantage Fund                   equity securities of companies that are often included in
                                 the Russell 2000(R) Index and/or have market capitalization of up to $2 billion at the time the Fund first invests in
                                 them.

AXP(R) Variable Portfolio -      Capital appreciation. Under normal market conditions, at      AEFC
Strategy Aggressive Fund         least 65% of the Fund's total assets are invested in equity securities.

AIM V.I. Capital                 Growth of capital. Invests principally in common stocks of    A I M Advisors, Inc.
Appreciation Fund,               companies likely to benefit from new or innovative
Series I Shares                  products, services or processes as well as those with
                                 above-average growth and excellent prospects for future
                                 growth. The Fund may invest up to 25% of its assets in
                                 foreign securities.

AIM V.I. Capital                 Long-term growth of capital. Invests primarily in             A I M Advisors, Inc.
Development Fund,                securities (including common stocks, convertible securities
Series I Shares                  and bonds) of small- and medium-sized companies. The Fund
                                 may invest up to 25% of its assets in foreign securities.

AIM V.I. Core Equity             Growth of capital. Invests normally at least 80% of its net   A I M Advisors, Inc.
Fund, Series I Shares            assets, plus the amount of any borrowings for investment
                                 purposes, in equity securities, including convertible
                                 securities of established companies that have long-term
                                 above-average growth in earnings and dividends and growth
                                 companies that are believed to have the potential for
                                 above-average growth in earnings and dividends. The Fund
                                 may invest up to 25% of its assets in foreign securities.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                            INVESTMENT ADVISER
------------------------------   -----------------------------------------------------------   -------------------------------------
American Century(R)              Long-term capital growth. Invests primarily in stocks of      American Century Investment
VP International, Class I        growing foreign companies in developed countries.             Management, Inc.

American Century(R)              Long-term capital growth, with income as a secondary          American Century Investment
VP Value, Class I                objective. Invests primarily in stocks of companies that      Management, Inc.
                                 management believes to be undervalued at the time of
                                 purchase.

Calvert Variable                 Income and capital growth. Invests primarily in stocks,       Calvert Asset Management Company,
Series, Inc. Social              bonds and money market instruments which offer income and     Inc. (CAMCO), investment adviser.
Balanced Portfolio               capital growth opportunity and which satisfy the investment   SsgA Funds Management, Inc. and Brown
                                 and social criteria.                                          Capital Management are the investment
                                                                                               subadvisers.

Credit Suisse Trust -            Maximum capital appreciation. Invests in U.S. equity          Credit Suisse Asset Management, LLC
Mid-Cap Growth Portfolio         securities of "mid-cap" growth companies with growth
(previously Credit Suisse        characteristics such as positive earnings and potential for
Trust - Emerging                 accelerated growth.
Growth Portfolio)

Credit Suisse Trust -            Capital growth. Invests in equity securities of small U.S.    Credit Suisse Asset Management, LLC
Small Cap Growth                 growth companies which are either developing or older
Portfolio                        companies in a growth stage, or are providing products or
                                 services with a high-unit volume growth rate.

Fidelity(R) VIP Growth &         Seeks high total return through a combination of current      Fidelity Management & Research
Income Portfolio                 income and capital appreciation. Normally invests a           Company (FMR), investment manager;
Service Class                    majority of assets in common stocks with a focus on those     FMR U.K., FMR Far East,
                                 that pay current dividends and show potential for capital     sub-investment advisers.
                                 appreciation. May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently
                                 paying dividends, but offer prospects for future income or capital appreciation. Invests in domestic and foreign
                                 issuers. The Fund invests in either growth stocks or value stocks or both.

Fidelity(R) VIP Mid Cap          Seeks long-term growth of capital. Normally invests           FMR, investment manager; FMR U.K.,
Portfolio Service Class          primarily in common stocks. Normally invests at least 80%     FMR Far East, sub-investment
                                 of assets in securities of companies with medium market       advisers.
                                 capitalizations. May invest in companies with smaller or
                                 larger market capitalizations. Invests in domestic and
                                 foreign issuers. The Fund invests in growth or value common stocks.

Fidelity(R) VIP Overseas         Seeks long-term growth of capital. Normally invests           FMR, investment manager; FMR U.K.,
Portfolio Service Class          primarily in common stocks of foreign securities. Normally    FMR Far East, Fidelity International
                                 invests at least 80% of assets in non-U.S. securities.        Investment Advisors (FIIA) and FIIA
                                                                                               U.K., sub-investment advisers.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                            INVESTMENT ADVISER
------------------------------   -----------------------------------------------------------   -------------------------------------
FTVIPT Franklin Real             Seeks capital appreciation, with current income as a          Franklin Advisers, Inc.
Estate Fund - Class 2            secondary goal. The Fund normally invests at least 80% of
                                 its net assets in investments of companies operating in the real estate sector. The Fund invests primarily in real
                                 estate investment trusts, with generally medium to small
                                 market capitalizations, and in companies that derive at
                                 least half of their assets or revenues from the ownership, construction, management, or sale of residential,
                                 commercial or industrial real estate.

FTVIPT Franklin Small            Seeks long-term total return. The Fund normally invests at    Franklin Advisory Services, LLC
Cap Value Securities             least 80% of its net assets in investments of small
Fund - Class 2                   capitalization companies. For this Fund, small-cap
                                 companies are those with market cap values not exceeding
                                 $2.5 billion, at the time of purchase. The Fund invests in small companies that the Fund's manager believes are
                                 undervalued.

FTVIPT Templeton                 Seeks long-term capital growth. The Fund normally invests     Templeton Investment Counsel, LLC
Foreign Securities               at least 80% of its net assets in investments of issuers
Fund - Class 2                   located outside the U.S., including those in emerging
                                 markets.

Goldman Sachs VIT                Seeks long-term growth of capital. The Fund invests, under    Goldman Sachs Asset Management, L.P.
CORE(SM) Small Cap               normal circumstances, at least 80% of its net assets plus
Equity Fund                      any borrowings for investment purposes (measured at time or
CORE(SM) is a service mark       purchase) in a broadly diversified portfolio of equity
of Goldman, Sachs & Co.          investments in small-cap U.S. issuers, including foreign
                                 issuers that are traded in the United States, within the
                                 range of the market capitalization of companies
                                 constituting the Russell 2000 Index at the time of
                                 investment. The Fund is not required to limit its
                                 investments to securities in the Russell 2000 Index. In
                                 addition, if the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to sell, the securities.

Goldman Sachs VIT                Seeks long-term growth of capital and dividend income. The    Goldman Sachs Asset Management, L.P.
CORE(SM) U.S.Equity Fund         Fund invests, under normal circumstances, at least 90% of
CORE(SM) is a service mark       its total assets (not including securities lending
of Goldman, Sachs & Co.          collateral and any investment of that collateral) measured at time of purchase in a broadly diversified portfolio of
                                 large-cap and blue chip equity investments representing all major sectors of the U.S. The Fund's investments are
                                 selected using both a variety of quantitative techniques
                                 and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style,
                                 capitalization and industry characteristics similar to the
                                 S&P 500 Index. The Fund seeks a broad representation in
                                 most major sectors of the U.S. economy and a portfolio
                                 consisting of companies with average long-term earnings
                                 growth expectations and dividend yields.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                            INVESTMENT ADVISER
------------------------------   -----------------------------------------------------------   -------------------------------------
Goldman Sachs VIT                The Goldman Sachs VIT Mid Cap Value Fund seeks long-term      Goldman Sachs Asset Management, L.P.
Mid Cap Value Fund               capital appreciation. The Fund invests, under normal
                                 circumstances, at least 80% of its net assets plus any
                                 borrowing for investment purposes (measured at time of
                                 purchase) in a diversified portfolio of equity investments in mid-capitalization issuers within the range of the
                                 market capitalization of companies constituting the Russell
                                 Midcap Value Index at the time of investments in mid-cap
                                 issuers with public stock market capitalization (based upon shares available for trading on an unrestricted basis)
                                 within the range of the market capitalization of companies constituting the Russell Midcap Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

Janus Aspen Series Global        Long-term growth of capital. Non-diversified mutual fund      Janus Capital
Technology Portfolio:            that invests, under normal circumstances, at least 80% of
Service Shares                   its net assets in securities of companies that the
                                 portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S.
                                 and foreign companies selected for their growth potential.

Janus Aspen Series               Long-term growth of capital. Invests, under normal            Janus Capital
International Growth             circumstances, at least 80% of its net assets in securities
Portfolio: Service Shares        of issuers from at least five different countries,
                                 excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers
                                 located outside the United States, it may at times invest
                                 in U.S. issuers and under unusual circumstances, it may
                                 invest all of its assets in fewer than five countries or
                                 even a single country.

Janus Aspen Series               Seeks long-term growth of capital. Invests, under normal      Janus Capital
Mid Cap Growth Portfolio:        circumstances, at least 80% of its net assets in equity
Service Shares                   securities of mid-sized companies whose market
                                 capitalization falls, at the time of initial purchase, in
                                 the 12-month average of the capitalization ranges of the
                                 Russell Midcap Growth Index.

Lazard Retirement                Long-term capital appreciation. Invests primarily in equity   Lazard Asset Management, LLC
International                    securities, principally common stocks, of relatively large
Equity Portfolio                 non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe,
                                 Australia and Far East (EAFE(R)) Index that the Investment
                                 Manager believes are undervalued based on their earnings,
                                 cash flow or asset values.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FUND NAME                        INVESTMENT OBJECTIVES AND POLICIES                            INVESTMENT ADVISER
------------------------------   -----------------------------------------------------------   -------------------------------------
MFS(R) Investors Growth          Long-term growth of capital and future income. Invests at     MFS Investment Management(R)
Stock Series -                   least 80% of its net assets in common stocks and related
Service Class                    securities of companies which MFS(R) believes offer better than average prospects for long-term growth.

MFS(R) New Discovery             Capital appreciation. Invests in at least 65% of its net      MFS Investment Management(R)
Series - Service Class           assets in equity securities of emerging growth companies.

Putnam VT High Yield             Seeks high current income. Capital growth is a secondary      Putnam Investment Management, LLC
Fund - Class IB Shares           goal when consistent with achieving high current income.
                                 The fund pursues its goal by investing mainly in bonds that are (i) obligations of U.S. companies, (ii) are below
                                 investment-grade in quality (junk bonds) and (iii) have
                                 intermediate to long-term maturities (three years or
                                 longer). Under normal circumstances, the fund invests at
                                 least 80% of its net assets in securities rated below
                                 investment-grade.

Putnam VT International          Long-term capital appreciation. The fund pursues its goal     Putnam Investment Management, LLC
New Opportunities                by investing mainly in common stocks of companies outside
Fund - Class IB Shares           the United States, with a focus on growth stocks.

Putnam VT New                    Long-term capital appreciation. The fund pursues its goal     Putnam Investment Management, LLC
Opportunities Fund -             by investing mainly in common stocks of U.S. companies with
Class IA Shares                  a focus on growth stocks in sectors of the economy that
                                 Putnam Management believes have high growth potential.

Putnam VT Vista Fund -           Capital appreciation. The fund pursues its goal by            Putnam Investment Management, LLC
Class IB Shares                  investing mainly in common stocks of U.S. companies with a focus on growth stocks.

Royce Micro-Cap Portfolio        Long-term growth of capital. Invests primarily in a broadly   Royce & Associates, LLC
                                 diversified portfolio of equity securities issued by
                                 micro-cap companies (companies with stock market
                                 capitalizations below $400 million).

Third Avenue Value               Long-term capital appreciation. Invests primarily in common   Third Avenue Management LLC
Portfolio                        stocks of well financed, well managed companies at a
                                 substantial discount to what the Adviser believes is their true value.

Wanger International             Long-term growth of capital. Invests primarily in stocks of   Columbia Wanger Asset Management,
Small Cap                        non-U.S. companies with capitalizations of less than $2       L.P.
                                 billion at time of purchase.

Wanger U.S. Smaller              Long-term growth of capital. Invests primarily in stocks of   Columbia Wanger Asset Management,
Companies                        small- and medium-size U.S. companies with capitalizations    L.P.
                                 of less than $5 billion at time of purchase.


PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS


Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;


-  the existing funds become unavailable; or


-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy (see "Transfers Between the Fixed Account and Subaccounts").

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.


VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE NLG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments.

Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-  interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional net premiums allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders and partial surrender fees;

-  surrender charges; and/or

-  monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying fund net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of underlying funds;

-  fund operating expenses; and/or

-  mortality and expense risk charges.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business (valuation date). At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.


Transactions include:

-  premium payments;

-  loan requests and repayments;

-  surrender requests; and

-  transfers.


We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE

The NLG provides that your policy will remain in force five policy years, even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:

-  the sum of premiums paid; minus

-  partial surrenders; minus

-  outstanding indebtedness; equals or exceeds

-  the minimum monthly premiums due since the policy date.

The minimum monthly premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the NLG will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. The NLG may be reinstated within two years of its termination only if the policy has not lapsed.

GRACE PERIOD

If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-  a written request;

-  evidence satisfactory to us that the insured remains insurable;

-  payment of the required reinstatement premium; and

-  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. Surrender charges will also be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

EXCHANGE RIGHT

During the first two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the insured dies. We will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the policy's value using the accumulation unit value we calculate on that valuation date.


OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

- the specified amount minus any indebtedness on the date of the insured's death; or

- a percentage of the policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

-  the policy value plus the specified amount minus any indebtedness; or

- the percentage of policy value minus any indebtedness described above on the date of the insureds death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLE                                           OPTION 1     OPTION 2
 Specified amount                                 $100,000     $100,000

 Policy value                                     $  5,000     $  5,000

 Death benefit                                    $100,000     $105,000

 Policy value increases to                        $  8,000     $  8,000

 Death benefit                                    $100,000     $108,000

 Policy value decreases to                        $  3,000     $  3,000

 Death benefit                                    $100,000     $103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age of 100, the amount payable is the cash surrender value.

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.


-  Minimum monthly premium.


-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

-  Charges for certain optional insurance benefits may increase.

-  The minimum monthly premium will increase if the NLG is in effect.

-  The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

-  Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

- In policy years 2-10, the specified amount remaining after the decrease may not be less than 50% of the intial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

EXAMPLE

This example assumes an initial specified amount of $100,000. In policy year 11, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 12, and ten months after the effective date of the increase, you request an $85,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the reduced specified amount after this decrease is $125,000, computed as follows:

   Maximum reduction in INITIAL specified amount in policy year 12:                            $100,000 X .75  = $ 75,000
   Maximum reduction in INCREASE in specified amount during first policy year of increase:                             +0
   Maximum permitted reduction in current specified amount:                                                      $ 75,000
   Current specified amount before reduction:                                                                    $200,000
   Minus maximum permitted reduction in current specified amount:                                                 -75,000
                                                                                                                 --------
   Specified amount after reduction:                                                                             $125,000


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

-  Charges for certain optional insurance benefits may decrease.

-  The minimum monthly premium will decrease if the NLG is in effect.

-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-  First from the portion due to the most recent increase;

-  Next from portions due to the next most recent increases successively; and

-  Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC and the New York Superintendent of Insurance.


RESTRICTIONS ON TRANSFERS


WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE POLICY IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM POLICY OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or policy owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple policies and contracts you may own, may be counted together for these purposes.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;


-  requiring a minimum time period between each transfer;


-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or


-  suspending the transfer privilege.


Subject to state law and the terms of each policy, we intend to apply the procedures described above to all policy owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm policy owners.


FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-  For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

From a subaccount to another subaccount or the fixed account:

-  None.

From the fixed account to a subaccount:

-  Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR


You may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. In addition, you also may make automated transfers as described below.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.


-  You may make automated transfers by choosing a schedule we provide.


AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values, caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                      NUMBER
                                                              AMOUNT           ACCUMULATION          OF UNITS
                                              MONTH          INVESTED           UNIT VALUE           PURCHASED
By investing an equal number
of dollars each month...                      Jan              $100                 $20                 5.00

                                              Feb               100                  18                 5.56

you automatically buy                         Mar               100                  17                 5.88
more units when the
per unit market price is low...    ----->     Apr               100                  15                 6.67

                                              May               100                  16                 6.25

                                              June              100                  18                 5.56

                                              July              100                  17                 5.88

and fewer units                               Aug               100                  19                 5.26
when the per unit
market price is high.              ----->     Sept              100                  21                 4.76

                                              Oct               100                  20                 5.00



You have paid an average price of $17.91 per unit over the ten months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


You may make dollar-cost averaging transfers by choosing a schedule we provide.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$200 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

-  90% of the policy value minus surrender charges.

-  For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and montly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will take the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest so allocated, all of the interest will be taken from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY SURRENDERS


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery or that payment be wired to your bank, we will charge a fee. For instructions, please contact your sales representative.


TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")


PARTIAL SURRENDERS

After the first policy year, you may surrender any amount from $200 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $100,000.) We will charge you a partial surrender fee, described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECTS OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and fee. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the NLG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee. We will deduct this decrease from the current specified amount in this order:

   1. First from the specified amount provided by the most recent increase;

   2. Next from the next most recent increases successively;

   3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER


Provide your name, policy number, Social Security Number or Taxpayer Identification Number (TIN)* when you request a transfer, loan or partial surrender.


1 BY MAIL
Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK


20 MADISON AVENUE EXTENSION
P.O. BOX 5144


ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203


* Failure to provide TIN may result in mandatory tax withholdings on the taxable portion of the distribution.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

2 BY PHONE
Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (TOLL FREE)


(518) 869-8613 (LOCAL)


- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.


- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

-  you surrender the policy;

-  the insured dies; or

-  the insured is alive at insurance age 100.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for other payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-  the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service (IRS) currently interprets them. Both the laws and their interpretation may change.

As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax(1) and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX WITHHOLDINGS: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

(1) The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


IDS LIFE OF NEW YORK'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes.

MATURITY VALUE PROCEEDS: The policy matures when the insured is alive at the insured's attained insurance age 100. We pay you the maturity value. The maturity value is equal to the cash surrender value of the policy at the insured's attained insurance age 100. If that amount plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, maturity, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

SOURCE OF PROCEEDS                                         TAXABLE PORTION OF PRE-DEATH PROCEEDS
---------------------------------------------------------------------------------------------------------------------------------
Full surrender (not modified endowment contract):          Amount received plus any indebtedness, minus your investment in the policy. You will be taxed on any earnings generated in the contract --
                                                           earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse (not modified endowment contract):                   Any outstanding indebtedness minus your investment in the policy. You will be taxed on any earnings generated in the contract-earnings in policy cash value and earning previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Partial surrenders (not modified endowment contracts):     Generally, if the amount received is greater than your investment in the policy,(1) the amount in excess of your investment is taxable.
                                                           However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments
(not modified endowment contracts):                        None.(2)

Full surrender (modified endowment contracts):             Amount received plus any indebtedness, minus your investment in the policy.(1)

Lapse (modified endowment contracts):                      Any outstanding indebtedness minus your investment in the policy.(1)

Partial surrenders (modified endowment contracts):         Lesser of: The amount received or policy value minus your investment in the policy.(1)

Policy loans and assignments
(modified endowment contracts):                            Lesser of: The amount of the loan/assignment or policy value minus your investment in the policy.(1)

Payment options:                                           OPTION A: Taxed as full surrender (and may be subject to additional
                                                           10% penalty tax if modified endowment contract). Interest taxed (and not subject to additional 10% penalty tax).

                                                           OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10% penalty tax if modified endowment contract). Payments made after the investment in the policy(1) fully recovered taxed and, if a modified endowment contract, may be subject to an additional 10% penalty tax.



(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans.

(2) See "Lapse" under "Source of proceeds" above for explanation of tax treatment.


MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


If you make a premium payment during a policy year that exceeds the limits for the policy to not be a modified endowment contract, we will notify you that your policy has become a modified endowment contract. You may call or write us to request a refund, with interest, of the premium that caused the policy to become a modified endowment contract. You will have until 60 days after the end of the policy year during which the premium was paid to request the refund. If the premium is refunded, your policy will not be considered a modified endowment contract. Otherwise, the policy will remain a modified endowment contract for the life of the policy. Please note that the premiums that caused the policy to become a modified endowment contract do not have to be refunded, but you may be subject to adverse tax consequences for pre-death proceeds.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the early years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.


SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

-  the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules may apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances. The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.


On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain payment options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.

SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax adviser before developing or entering into a split dollar arrangement.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or 'splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, doner-donee.

In Treasury Decision (T.D.) 9092, the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section
162) or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner." (T.D. 9092) IRS Regulation Section 1.61-22(d) provides that, the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if
(i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangment, you should consult your legal and tax adviser.

DISTRIBUTION OF THE POLICY

We are the sole distributor of the policy. We pay our sales representative commissions of up to 81% of the initial target premium (annualized) when the policy is sold, plus up to 3.0% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year, we pay our sales representative a service fee of .125% or less of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the policy. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of policies may help sales representatives and/or their field leaders qualify for such benefits.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including, for example, the mortality and expense risk charge and surrender charges. We also receive some of the 12b-1 distribution fees that you may pay in connection with certain funds to help us pay commissions and other distribution expenses.


LEGAL PROCEEDINGS


The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.


POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-  Premium expense charges;

-  Cost of insurance charges;

-  Policy fees;

-  Mortality and expense risk charges; and

-  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-  Current charges in all years illustrated; and

-  Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.02% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations assume that a premium of $4,000 is paid in full at the beginning of each policy year. Results would differ if:


-  Premiums were not paid in full at the beginning of each policy year;

-  Premium amounts paid were different.

LOANS AND PARTIAL SURRENDER: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

ILLUSTRATION
INITIAL SPECIFIED AMOUNT $250,000    MALE -- AGE 40      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1             PREFERRED NONSMOKER   ANNUAL PREMIUM $4,000


          PREMIUM(1)
         ACCUMULATED           DEATH BENEFIT                      POLICY VALUE                       CASH SURRENDER VALUE
END OF   WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR        AT 5%          0%         6%       12%           0%         6%      12%               0%        6%        12%
------------------------------------------------------------------------------------------------------------------------------
   1     $    4,200    $250,000   $250,000 $   250,000    $  3,414   $  3,634 $     3,854       $    809  $   1,029 $     1,249
   2          8,610     250,000    250,000     250,000       6,761      7,414       8,094          4,156      4,809       5,489
   3         13,241     250,000    250,000     250,000      10,027     11,333      12,748          7,422      8,728      10,143
   4         18,103     250,000    250,000     250,000      13,221     15,404      17,863         10,616     12,799      15,258
   5         23,208     250,000    250,000     250,000      16,333     19,620      23,476         13,728     17,015      20,871

   6         28,568     250,000    250,000     250,000      19,362     23,989      29,638         17,278     21,905      27,554
   7         34,196     250,000    250,000     250,000      22,292     28,497      36,386         20,729     26,934      34,823
   8         40,106     250,000    250,000     250,000      25,139     33,167      43,798         24,097     32,125      42,756
   9         46,312     250,000    250,000     250,000      27,899     37,998      51,938         27,378     37,477      51,417
  10         52,827     250,000    250,000     250,000      30,554     42,983      60,867         30,554     42,983      60,867

  15         90,630     250,000    250,000     250,000      43,158     71,890     123,048         43,158     71,890     123,048
  20        138,877     250,000    250,000     302,928      53,023    106,741     226,065         53,023    106,741     226,065
  25        200,454     250,000    250,000     481,596      59,218    149,176     394,751         59,218    149,176     394,751
  30        279,043     250,000    250,000     775,502      59,376    202,043     668,536         59,376    202,043     668,536
  35        379,345     250,000    289,466   1,192,593      49,689    270,529   1,114,572         49,689    270,529   1,114,572

  40        507,359     250,000    373,906   1,938,348      19,583    356,101   1,846,046         19,583    356,101   1,846,046
  45        670,741          --    481,475   3,169,645          --    458,548   3,018,709             --    458,548   3,018,709
  50        879,262          --    607,095   5,112,039          --    578,186   4,868,609             --    578,186   4,868,609
  55      1,145,393          --    750,309   8,127,040          --    714,580   7,740,038             --    714,580   7,740,038
  60      1,485,052          --    895,871  12,538,703          --    887,001  12,414,557             --    887,001  12,414,557


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ILLUSTRATION
INITIAL SPECIFIED AMOUNT $250,000    MALE -- AGE 40      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1             PREFERRED NONSMOKER   ANNUAL PREMIUM $4,000


          PREMIUM(1)
          ACCUMULATED           DEATH BENEFIT                        POLICY VALUE                   CASH SURRENDER VALUE
END OF    WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY     INTEREST      ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%        0%         6%         12%            0%         6%         12%           0%        6%          12%
--------------------------------------------------------------------------------------------------------------------------------
   1     $   4,200    $ 250,000  $ 250,000  $   250,000    $   3,121  $   3,331  $     3,541   $    516  $     726  $       936
   2         8,610      250,000    250,000      250,000        6,145      6,761        7,403      3,540      4,156        4,798
   3        13,241      250,000    250,000      250,000        9,077     10,296       11,619      6,472      7,691        9,014
   4        18,103      250,000    250,000      250,000       11,911     13,935       16,221      9,306     11,330       13,616
   5        23,208      250,000    250,000      250,000       14,643     17,677       21,245     12,038     15,072       18,640

   6        28,568      250,000    250,000      250,000       17,269     21,521       26,728     15,185     19,437       24,644
   7        34,196      250,000    250,000      250,000       19,792     25,474       32,724     18,229     23,911       31,161
   8        40,106      250,000    250,000      250,000       22,209     29,536       39,281     21,167     28,494       38,239
   9        46,312      250,000    250,000      250,000       24,516     33,708       46,457     23,995     33,187       45,936
  10        52,827      250,000    250,000      250,000       26,709     37,991       54,315     26,709     37,991       54,315

  15        90,630      250,000    250,000      250,000       36,370     62,171      108,632     36,370     62,171      108,632
  20       138,877      250,000    250,000      266,054       41,705     89,576      198,548     41,705     89,576      198,548
  25       200,454      250,000    250,000      422,318       40,300    120,289      346,162     40,300    120,289      346,162
  30       279,043      250,000    250,000      676,003       26,959    154,821      582,761     26,959    154,821      582,761
  35       379,345           --    250,000    1,031,678           --    196,285      964,185         --    196,285      964,185

  40       507,359           --    268,220    1,666,734           --    255,448    1,587,366         --    255,448    1,587,366
  45       670,741           --    347,272    2,696,503           --    330,735    2,568,098         --    330,735    2,568,098
  50       879,262           --    435,524    4,270,904           --    414,785    4,067,527         --    414,785    4,067,527
  55     1,145,393           --    527,989    6,589,559           --    502,846    6,275,770         --    502,846    6,275,770
  60     1,485,052           --    608,381    9,716,789           --    602,358    9,620,583         --    602,358    9,620,583


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: AN ACCOUNTING UNIT USED TO CALCULATE THE POLICY VALUE OF THE SUBACCOUNTS PRIOR TO THE INSURED'S DEATH.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the policy matures. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


CODE: The Internal Revenue Code of 1986, as amended.

FIXED ACCOUNT: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MATURITY DATE: The insured's attained insurance age 100, if living.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse for five policy years. The guarantee is in effect if you meet certain premium payment requirements.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the maturity date, proceeds will be the death benefit in effect as of the date of the insured has death, minus any indebtedness.

-  On the maturity date, proceeds will be the cash surrender value.

- On surrender of the policy prior to the maturity date, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life of New York expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the maturity date. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.


VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.


VARIABLE ACCOUNT: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

         IDS LIFE OF NEW YORK VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

Additional information about IDS Life of New York Account 8 (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New York at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-5213

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203
(800) 541-2251


S-6211 F (4/04)

PROSPECTUS


APRIL 30, 2004


IDS LIFE OF NEW YORK

VARIABLE UNIVERSAL LIFE IV

VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

ISSUED BY:  IDS LIFE INSURANCE COMPANY OF NEW YORK (IDS LIFE OF NEW YORK)

            20 Madison Avenue Extension
            Albany, NY 12203

            Telephone: (800) 541-2251

            Web site address: americanexpress.com

            IDS LIFE OF NEW YORK ACCOUNT 8

This prospectus contains information that you should know before investing in IDS Life of New York Variable Universal Life IV (VUL IV - NY) or IDS Life of New York Variable Universal Life IV - Estate Series (VUL IV ES - NY). VUL IV ES - NY is a life insurance policy with an initial specified amount of $1,000,000 or more. All other policies are VUL IV - NY policies. The information in this prospectus applies to both VUL IV ES - NY and VUL IV - NY unless stated otherwise.

The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

-  A fixed account to which we credit interest.

-  Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

IDS Life of New York has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

-  Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

TABLE OF CONTENTS


POLICY BENEFITS AND RISKS                                 3
     Policy Benefits                                      3
     Policy Risks                                         5
     Fund Risks                                           7

FEE TABLES                                                7
     Transaction Fees                                     7
     Charges Other than Fund Operating Expenses           8
     Annual Operating Expenses of the Funds              10

LOADS, FEES AND CHARGES                                  13
     Premium Expense Charge                              13
     Monthly Deduction                                   13
     Surrender Charge                                    14
     Partial Surrender Charge                            14
     Mortality and Expense Risk Charge                   15
     Annual Operating Expenses of the Funds              15
     Effect of Loads, Fees and Charges                   15
     Other Information on Charges                        15

IDS LIFE OF NEW YORK                                     15

THE VARIABLE ACCOUNT AND THE FUNDS                       15
     Relationship Between Funds and Subaccounts          23
     Substitution of Investments                         23
     Voting Rights                                       24

THE FIXED ACCOUNT                                        24

PURCHASING YOUR POLICY                                   24
     Application                                         24
     Premiums                                            25

POLICY VALUE                                             25
     Fixed Account                                       25
     Subaccounts                                         25

KEEPING THE POLICY IN FORCE                              26
     Minimum Initial Premium Period                      26
     No Lapse Guarantee                                  27
     Grace Period                                        27
     Reinstatement                                       27
     Exchange Right                                      27
     Paid-Up Insurance Option                            28

PROCEEDS PAYABLE UPON DEATH                              28
     Change in Death Benefit Option                      29
     Changes in Specified Amount                         29
     Misstatement of Age or Sex                          30
     Suicide                                             30
     Beneficiary                                         30

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS      31
     Restrictions on Transfers                           31
     Fixed Account Transfer Policies                     31
     Minimum Transfer Amounts                            32
     Maximum Transfer Amounts                            32
     Maximum Number of Transfers Per Year                32
     Automated Transfers                                 32
     Automated Dollar-Cost Averaging                     33
     Asset Rebalancing                                   33

POLICY LOANS                                             34
     Minimum Loan Amounts                                34
     Maximum Loan Amounts                                34
     Allocation of Loans to Accounts                     34
     Repayments                                          34
     Overdue Interest                                    34
     Effect of Policy Loans                              34

POLICY SURRENDERS                                        34
     Total Surrenders                                    34
     Partial Surrenders                                  35

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER        35

PAYMENT OF POLICY PROCEEDS                               36
     Payment Options                                     36
     Deferral of Payments                                36

FEDERAL TAXES                                            37
     IDS Life of New York's Tax Status                   37
     Taxation of Policy Proceeds                         37
     Modified Endowment Contracts                        38
     Other Tax Considerations                            39
     Split Dollar Arrangements                           40

DISTRIBUTION OF THE POLICY                               41

LEGAL PROCEEDINGS                                        41

POLICY ILLUSTRATIONS                                     42

KEY TERMS                                                47

FINANCIAL STATEMENTS                                     48


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS

     POLICY BENEFIT                           WHAT IT MEANS                                          HOW IT WORKS
DEATH BENEFIT               We will pay a benefit to the beneficiary of the     The relationship between the policy value and the
                            policy when the insured dies. Before the            death benefit depends on which of two death benefit
                            insured's attained insurance age 100, your          options you choose:
                            policy's death benefit can never be less than
                            the specified amount unless you change that         -  OPTION 1 (LEVEL AMOUNT): The death benefit is
                            amount or your policy has outstanding                  the greater of the specified amount or a
                            indebtedness.                                          percentage of policy value.

                                                                                -  OPTION 2 (VARIABLE AMOUNT): The death benefit is
                                                                                   the greater of the specified amount plus the
                                                                                   policy value, or a percentage of policy value.

                                                                                You may change the death benefit option or
                                                                                specified amount within certain limits, but doing
                                                                                so generally will affect policy charges.

                                                                                On or after the insured's attained insurance age
                                                                                100, the death benefit will be the greater of:

                                                                                -  the policy value on the date of the insured's
                                                                                   death minus any indebtedness on the date of the
                                                                                   insured's death; or

                                                                                -  the policy value at the insured's attained
                                                                                   insurance age 100 minus any indebtedness on the
                                                                                   date of the insured's death.

OPTIONAL INSURANCE          You may add optional benefits to your policy at     AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                    an additional cost, in the form of riders (if
                            you meet certain requirements). The amounts of      -  ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB
                            these benefits do not vary with investment             provides an additional death benefit if the
                            experience of the variable account. Certain            insured's death is caused by accidental injury.
                            restrictions apply and are clearly described in
                            the applicable rider.                               -  AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB
                                                                                   provides an increase in the specified amount at a
                                                                                   designated percentage on each policy anniversary
                                                                                   until the earliest of the insured's attained
                                                                                   insurance age 65 or the occurrence of certain
                                                                                   other events, as described in the rider.

                                                                                -  BASE INSURED RIDER (BIR): BIR provides an
                                                                                   additional level adjustable death benefit on the
                                                                                   base insured.

                                                                                -  CHILDREN'S INSURANCE RIDER (CIR): CIR provides
                                                                                   level term coverage on each eligible child.

                                                                                -  OTHER INSURED RIDER (OIR): OIR provides a level,
                                                                                   adjustable death benefit on the life of each
                                                                                   other insured covered.

                                                                                -  WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under
                                                                                   WMD, we will waive the monthly deduction if the
                                                                                   insured becomes totally disabled before age 60.

MINIMUM INITIAL             Your policy will not lapse (end without value)      MINIMUM INITIAL GUARANTEE PERIOD: A period of the
GUARANTEE PERIOD AND NO     if the Minimum Initial Guarantee Period or the      first five policy years during which you may choose
LAPSE GUARANTEE (NLG)       NLG is in effect, even if the cash surrender        to pay the minimum initial premium as long as the
                            value is less than the amount needed to pay the     policy value minus indebtedness equals or exceeds
                            monthly deduction.                                  the monthly deduction.

                                                                                NO LAPSE GUARANTEE: Each policy has the following
                                                                                NLG option, which remains in effect if you meet
                                                                                certain premium requirements and indebtedness does
                                                                                not exceed the policy value minus surrender charges:

                                                                                -  NO LAPSE GUARANTEE TO AGE 100 (NLG-100)
                                                                                   guarantees the policy will not lapse before the
                                                                                   insured's attained insurance age 100.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

     POLICY BENEFIT                          WHAT IT MEANS                                          HOW IT WORKS
FLEXIBLE PREMIUMS           You choose when to pay premiums and how much        When you apply for your policy, you state how much
                            premium to pay.                                     you intend to pay and whether you will pay
                                                                                quarterly, semiannually or annually. You may also
                                                                                make additional, unscheduled premium payments
                                                                                subject to certain limits. You cannot make premium
                                                                                payments on or after the insured's attained
                                                                                insurance age 100. We may refuse premiums in order
                                                                                to comply with the Code. Although you have
                                                                                flexibility in paying premiums, the amount and
                                                                                frequency of your payments will affect the policy
                                                                                value, cash surrender value and the length of time
                                                                                your policy will remain in force as well as affect
                                                                                whether the NLG remains in effect.

RIGHT TO EXAMINE YOUR       You may return your policy for any reason and       You may mail or deliver the policy to our home
POLICY ("FREE LOOK")        receive a full refund of all premiums paid.         office or to your sales representative with a
                                                                                written request for cancellation by the 10th day
                                                                                after you receive it. On the date your request is
                                                                                postmarked or received, the policy will immediately
                                                                                be considered void from the start.

                                                                                Under our current administrative practice, your
                                                                                request to cancel the policy under the "Free Look"
                                                                                provision will be honored if received at our home
                                                                                office within 30 days from the latest of the
                                                                                following dates:

                                                                                -  The date we mail the policy from our office.

                                                                                -  The policy date (only if the policy is issued in
                                                                                   force).

                                                                                -  The date your sales representative delivers the
                                                                                   policy to you as evidenced by our policy
                                                                                   delivery receipt, which you must sign and date.

                                                                                We reserve the right to change or discontinue this
                                                                                administrative practice at any time.

EXCHANGE RIGHT              For two years after the policy is issued, you       Because the policy itself offers a fixed return
                            can exchange it for one that provides benefits      option, all you need to do is transfer all of the
                            that do not vary with the investment return of      policy value in the subaccounts to the fixed
                            the subaccounts.                                    account. This exchange does not require our
                                                                                underwriting approval. We do not issue a new policy.

INVESTMENT CHOICES          You may direct your net premiums or transfer
                            your policy's value to:

                            THE VARIABLE ACCOUNT which consists of              -  UNDER THE VARIABLE ACCOUNT your policy's value
                            subaccounts, each of which invests in a fund           may increase or decrease daily, depending on the
                            with a particular investment objective; or             investment return. No minimum amount is
                                                                                   guaranteed.

                            THE FIXED ACCOUNT which is our general              -  THE FIXED ACCOUNT earns interest rates that we
                            investment account.                                    adjust periodically. This rate will never be
                                                                                   lower than 4%.

SURRENDERS                  You may cancel the policy while it is in force      The cash surrender value is the policy value minus
                            and receive its cash surrender value or take a      indebtedness minus any applicable surrender
                            partial surrender out of your policy.               charges. Partial surrenders are available within
                                                                                certain limits for a fee.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

     POLICY BENEFIT                           WHAT IT MEANS                                          HOW IT WORKS
LOANS                       You may borrow against your policy's cash           Your policy secures the loan.
                            surrender value.

TRANSFERS                   You may transfer your policy's value.               You may transfer policy value from one subaccount
                                                                                to another or between subaccounts and the fixed
                                                                                account. Certain restrictions may apply. You can
                                                                                also arrange for automated transfers among the
                                                                                fixed account and subaccounts.


POLICY RISKS


     POLICY RISK                              WHAT IT MEANS                                         WHAT CAN HAPPEN
INVESTMENT RISK             You direct your net premiums or transfer your       -  You can lose cash values due to adverse
                            policy's value to a subaccount that drops in           investment experience. No minimum amount is
                            value.                                                 guaranteed under the subaccounts of the variable
                                                                                   account.

                                                                                -  Your death benefit under Option 2 may be lower
                                                                                   due to adverse investment experience.

                                                                                -  Your policy could lapse due to adverse
                                                                                   investment experience if neither the Minimum
                                                                                   Initial Premium Period nor the NLG is in effect
                                                                                   and you do not pay the premiums needed to
                                                                                   maintain coverage.

                            You transfer your policy's value between            -  The value of the subaccount from which you
                            subaccounts.                                           transferred could increase while the value of
                                                                                   the subaccount to which you transferred could
                                                                                   decrease.

RISK OF LIMITED POLICY      The policy is not suitable as a short-term          -  If you are unable to afford the premiums needed
VALUES IN EARLY YEARS       investment.                                            to keep the policy in force for a long period of
                                                                                   time, your policy could lapse with no value.

                            Your policy has little or no cash surrender         -  Surrender charges significantly reduce policy
                            value in the early policy years.                       value during the first five policy years. Poor
                                                                                   investment performance can also significantly
                                                                                   reduce policy values. During early policy years
                                                                                   the cash surrender value may be less than the
                                                                                   premiums you pay for the policy.

                            Your ability to take partial surrenders is          -  You cannot take partial surrenders during the
                            limited.                                               first policy year.

LAPSE RISK                  You do not pay the premiums needed to maintain      -  We will not pay a death benefit if your policy
                            coverage.                                              lapses.

                            Your policy may lapse due to surrender charges.     -  Surrender charges affect the surrender value,
                                                                                   which is a measure we use to determine whether
                                                                                   your contract will enter a grace period (and
                                                                                   possibly lapse). A partial surrender will reduce
                                                                                   the policy value, will reduce the death benefit
                                                                                   and may terminate the NLG.

                            You take a loan against your policy.                -  Taking a loan increases the risk that your
                                                                                   policy will lapse, will have a permanent effect
                                                                                   on the policy value, will reduce the death
                                                                                   benefit and may terminate the NLG.

                            Your policy can lapse due to poor investment        -  Your policy could lapse due to adverse
                            performance.                                           investment experience if neither the Minimum
                                                                                   Initial Premium Period nor the NLG is in effect
                                                                                   and you do not pay premium needed to maintain
                                                                                   coverage.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

     POLICY BENEFIT                           WHAT IT MEANS                                          HOW IT WORKS
EXCHANGE/REPLACEMENT        You drop another policy to buy this one.            -  You may pay surrender charges on the policy you
RISK                                                                               drop.

                                                                                -  This policy has surrender charges, which may
                                                                                   extend beyond those in the policy you drop.

                                                                                -  You will be subject to new incontestability and
                                                                                   suicide periods.

                                                                                -  You may be in a higher insurance risk rating
                                                                                   category now and you may pay higher premiums.

                            You use cash values or dividends from another       -  If you borrow from another policy to buy this
                            policy to buy this one.                                one, the loan reduces the death benefit on the
                                                                                   other policy. If you fail to repay the loan and
                                                                                   accrued interest, you could lose the other
                                                                                   coverage and you may be subject to income tax if
                                                                                   the policy ends with a loan against it.

                                                                                -  The exchange may have adverse tax consequences.

TAX RISK                    Congress may change current tax law at any time.    -  You could lose any or all of the specific federal
                                                                                   income tax attributes and benefits of life
                            The interpretation of current tax law is subject       insurance policies including tax-deferred accrual
                            to change by the Internal Revenue Service (IRS)        of cash values and income tax free death
                            at any time.                                           benefits.

                            The policy fails to qualify as life insurance for   -  Earnings are taxable as ordinary income. Your
                            federal income tax purposes.                           beneficiary may have to pay income tax on part of
                                                                                   the death benefit.

                            Certain changes you make to the policy may cause    -  Federal income tax will apply to earnings on cash
                            it to become a "modified endowment contract" for       values taken from or assigned under a modified
                            federal income tax purposes.                           endowment contract. Earnings come out first on
                                                                                   surrenders from or assignment of a modified
                                                                                   endowment contract. If you are under age 59 1/2,
                                                                                   a 10% penalty tax also may apply to these
                                                                                   earnings.

                            The IRS determines that you, not the Variable       -  You may be taxed on the income of each subaccount
                            Account, are the owner of the fund shares held by      to the extent of your investment.
                            our Variable Account.

                            You buy this policy to fund a tax-deferred          -  The tax-deferred accrual of cash values provided
                            retirement plan.                                       by the policy is unnecessary because tax deferral
                                                                                   is provided by the tax-deferred retirement plan.

                            Your policy is not a modified endowment contract    -  You will be taxed on any earnings generated in
                            and it lapses or is fully surrendered with an          the contract -- earnings in policy cash value and
                            outstanding policy loan.                               earnings previously taken via existing loans. It
                                                                                   could be the case that a policy with a relatively
                                                                                   small existing cash value could have significant
                                                                                   earnings that will be taxed upon lapse or
                                                                                   surrender of the policy.



Variable life insurance is complex. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to those described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

LIMITATIONS ON USE OF POLICY: If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium. We may also be required to block an owner's access to policy values. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FUND RISKS

A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

TRANSACTION FEES


                                                                                            AMOUNT DEDUCTED
            CHARGE                     WHEN CHARGE IS DEDUCTED                VUL IV - NY                     VUL IV ES - NY
PREMIUM EXPENSE CHARGE            When you pay premium.             3.5% of each premium payment.    3.5% of each premium payment.

SURRENDER CHARGE*                 When you surrender your policy    RATE PER $1,000 OF INITIAL       RATE PER $1,000 OF INITIAL
                                  for its full cash surrender       SPECIFIED AMOUNT:                SPECIFIED AMOUNT:
                                  value, or the policy lapses,
                                  during the first ten years and    MINIMUM: $5.11 -- Female,        MINIMUM: $5.11 -- Female,
                                  for ten years after requesting    Standard, Age 1                  Standard, Age 1
                                  an increase in the specified
                                  amount.                           MAXIMUM: $36.80 -- Male,         MAXIMUM: $36.80 -- Male,
                                                                    Smoker, Age 85                   Smoker, Age 85

                                                                    REPRESENTATIVE INSURED: $10.42   REPRESENTATIVE INSURED: $9.01
                                                                    -- Male, Preferred Nonsmoker,    -- Male, Preferred Nonsmoker,
                                                                    Age 40                           Age 35

PARTIAL SURRENDER CHARGE          When you surrender part of the    The lesser of:                   The lesser of:
                                  value of your policy.
                                                                    -  $25; or                       -  $25; or

                                                                    -  2% of the amount              -  2% of the amount
                                                                       surrendered.                     surrendered.

FEES FOR EXPRESS MAIL AND WIRE    When we pay policy proceeds by    -  $15 -- United States          -  $15 -- United States
TRANSFERS OF LOAN PAYMENTS AND    express mail or wire transfer.
SURRENDERS                                                          -  $30 -- International          -  $30 -- International



* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES


                                                                                            AMOUNT DEDUCTED
            CHARGE                     WHEN CHARGE IS DEDUCTED                VUL IV - NY                     VUL IV ES - NY
COST OF INSURANCE CHARGES*        Monthly.                          MONTHLY RATE PER $1,000 OF NET   MONTHLY RATE PER $1,000 OF NET
                                                                    AMOUNT AT RISK:                  AMOUNT AT RISK:

                                                                    MINIMUM: $.06 -- Female,         MINIMUM: $.06 -- Female,
                                                                    Standard, Age 10                 Standard, Age 10

                                                                    MAXIMUM: $83.33 -- Male,         MAXIMUM: $83.33 -- Male,
                                                                    Smoker, Age 99                   Smoker, Age 99

                                                                    REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                                    $.20 -- Male, Preferred          $.14 -- Male, Preferred
                                                                    Nonsmoker, Age 40                Nonsmoker, Age 35

POLICY FEE                        Monthly.                          GUARANTEED: $7.50 per month.     GUARANTEED: $7.50 per month.

                                                                    CURRENT:                         CURRENT: $0 per month.

                                                                    $7.50 per month for initial
                                                                    specified amounts below
                                                                    $250,000; and

                                                                    $0 per month for initial
                                                                    specified amounts of $250,000
                                                                    and above.

MORTALITY AND EXPENSE RISK        Daily.                            GUARANTEED: .90% of the          GUARANTEED: .90% of the
CHARGE                                                              average daily net asset value    average daily net asset value
                                                                    of the subaccounts for all       of the subaccounts for all
                                                                    policy years.                    policy years.

                                                                    CURRENT:                         CURRENT:

                                                                    -  .90% for policy years 1-10;   -  .90% for policy years 1-10;
                                                                    -  .45% for policy years         -  .30% for policy years
                                                                       11-20; and                       11-20; and
                                                                    -  .30% for policy years 21      -  .20% for policy years 21
                                                                       and after.                       and after.

INTEREST RATE ON LOANS            Charged daily and due at the      GUARANTEED:                      GUARANTEED:
                                  end of the policy year.
                                                                    -  6% per year.                  -  6% per year.

                                                                    CURRENT:                         CURRENT:

                                                                    -  6% for policy years 1-10;     -  6% for policy years 1-10;
                                                                    -  4% for policy years 11+       -  4% for policy years 11+

ACCIDENTAL DEATH BENEFIT RIDER    Monthly.                          MONTHLY RATE PER $1,000 OF       MONTHLY RATE PER $1,000 OF
(ADB)*                                                              ACCIDENTAL DEATH BENEFIT         ACCIDENTAL DEATH BENEFIT
                                                                    AMOUNT:                          AMOUNT:

                                                                    MINIMUM:                         MINIMUM:

                                                                    $.04 -- Female, Age 5            $.04 -- Female, Age 5

                                                                    MAXIMUM:                         MAXIMUM:

                                                                    $.16 -- Male, Age 69             $.16 -- Male, Age 69

                                                                    REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:

                                                                    $.08 -- Male, Preferred          $.08 -- Male, Preferred
                                                                    Nonsmoker, Age 40                Nonsmoker, Age 35



* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                                            AMOUNT DEDUCTED
            CHARGE                     WHEN CHARGE IS DEDUCTED                VUL IV - NY                     VUL IV ES - NY
AUTOMATIC INCREASE BENEFIT        No charge.                        No charge for this rider,        No charge for this rider,
RIDER (AIB)                                                         however, the additional          however, the additional
                                                                    insurance added by the rider     insurance added by the rider
                                                                    is subject to monthly cost of    is subject to monthly cost of
                                                                    insurance charges.               insurance charges.

BASE INSURED RIDER (BIR)*         Monthly.                          MONTHLY RATE PER $1,000 OF       MONTHLY RATE PER $1,000 OF
                                                                    BASE INSURED RIDER SPECIFIED     BASE INSURED RIDER SPECIFIED
                                                                    AMOUNT:                          AMOUNT:

                                                                    MINIMUM: $.06 -- Female,         MINIMUM: $.06 -- Female,
                                                                    Standard, Age 10                 Standard, Age 10

                                                                    MAXIMUM: $83.33 -- Male,         MAXIMUM: $83.33 -- Male,
                                                                    Smoker, Age 99                   Smoker, Age 99

                                                                    REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:
                                                                    $.20 -- Male, Preferred          $.14 -- Male, Preferred
                                                                    Nonsmoker, Age 40                Nonsmoker, Age 35

CHILDREN'S INSURANCE RIDER        Monthly.                          MONTHLY RATE PER $1,000 OF CIR   MONTHLY RATE PER $1,000 OF CIR
(CIR)                                                               SPECIFIED AMOUNT: $.58           SPECIFIED AMOUNT: $.58

OTHER INSURED RIDER (OIR)*        Monthly.                          MONTHLY RATE PER $1,000 OF OIR   MONTHLY RATE PER $1,000 OF OIR
                                                                    SPECIFIED AMOUNT:                SPECIFIED AMOUNT:

                                                                    MINIMUM: $.06 -- Female,         MINIMUM: $.06 -- Female,
                                                                    Standard, Age 10                 Standard, Age 10

                                                                    MAXIMUM: $83.33 -- Male,         MAXIMUM: $83.33 -- Male,
                                                                    Smoker, Age 99                   Smoker, Age 99

                                                                    REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:
                                                                    $.20 -- Male, Preferred          $.14 -- Male, Preferred
                                                                    Nonsmoker, Age 40                Nonsmoker, Age 35

WAIVER OF MONTHLY DEDUCTION       Monthly.                          MONTHLY RATE PER $1,000 OF NET   MONTHLY RATE PER $1,000 OF NET
RIDER (WMD)                                                         AMOUNT AT RISK PLUS THE BASE     AMOUNT AT RISK PLUS THE BASE
                                                                    INSURED RIDER SPECIFIED AMOUNT   INSURED RIDER SPECIFIED AMOUNT
                                                                    AND THE OTHER INSURED RIDER      AND THE OTHER INSURED RIDER
                                                                    SPECIFIED AMOUNTS IF             SPECIFIED AMOUNTS IF
                                                                    APPLICABLE:                      APPLICABLE:

                                                                    MINIMUM: $.01 -- Female,         MINIMUM: $.01 -- Female,
                                                                    Standard, Age 5                  Standard, Age 5

                                                                    MAXIMUM: $.28 -- Male, Smoker,   MAXIMUM: $.28 -- Male, Smoker,
                                                                    Age 59                           Age 59

                                                                    REPRESENTATIVE INSURED:          REPRESENTATIVE INSURED:
                                                                    $.02 -- Male, Preferred          $.02 -- Male, Preferred
                                                                    Nonsmoker, Age 40                Nonsmoker, Age 35



* This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or IDS Life of New York at the address or telephone number shown on the first page of this prospectus.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE LAST FISCAL YEAR THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND FOR THE LAST FISCAL YEAR. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                                        MINIMUM                 MAXIMUM
Total expenses before contractual fee waivers and/or expense reimbursements              .64%                    2.75%



TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                    GROSS TOTAL
                                                                        MANAGEMENT       12b-1         OTHER          ANNUAL
                                                                           FEES          FEES         EXPENSES       EXPENSES
AXP(R) Variable Portfolio
      Blue Chip Advantage Fund                                             .53%          .13%           .14%           .80%(1)
      Capital Resource Fund                                                .64           .13            .08            .85(1)
      Cash Management Fund                                                 .51           .13            .06            .70(1)
      Diversified Bond Fund                                                .60           .13            .08            .81(1)
      Diversified Equity Income Fund                                       .53           .13            .10            .76(1)
      Emerging Markets Fund                                               1.13           .13            .78           2.04(2)
      Equity Select Fund                                                   .68           .13            .25           1.06(1)
      Global Bond Fund                                                     .84           .13            .12           1.09(1)
      Growth Fund                                                          .65           .13            .21            .99(1)
      High Yield Bond Fund                                                 .62           .13            .08            .83(1)
      International Fund                                                   .84           .13            .09           1.06(1)
      Managed Fund                                                         .61           .13            .06            .80(1)
      NEW DIMENSIONS FUND(R)                                               .62           .13            .07            .82(1)
      Partners Small Cap Value Fund                                        .99           .13            .43           1.55(1)
      S&P 500 Index Fund                                                   .29           .13            .22            .64(2)
      Short Duration U.S. Government Fund                                  .61           .13            .08            .82(1)
      Small Cap Advantage Fund                                             .81           .13            .25           1.19(1)
      Stock Fund                                                           .55           .13           1.13           1.81(2)
      Strategy Aggressive Fund                                             .61           .13            .09            .83(1)
AIM V.I.
      AIM V.I. Capital Appreciation Fund, Series II Shares                 .61           .25            .24           1.10(3)
      AIM V.I. Capital Development Fund, Series II Shares                  .75           .25            .38           1.38(3)
      INVESCO VIF - Dynamics Fund, Series I Shares                         .75            --            .42           1.17(4)
      INVESCO VIF - Financial Services Fund, Series I Shares               .75            --            .36           1.11(4)
      INVESCO VIF - Technology Fund, Series I Shares                       .75            --            .41           1.16(4),(5)
AllianceBernstein Variable Products Series Fund, Inc.
      AllianceBernstein VP Growth and Income Portfolio (Class B)           .63           .25            .03            .91(6)
      AllianceBernstein VP International Value Portfolio (Class B)        1.00           .25            .49           1.74(7)
American Century(R) Variable Portfolios, Inc.
      VP International, Class II                                          1.23           .25            .01           1.49(8),(9)
      VP Value, Class II                                                   .85           .25             --           1.10(8)
Calvert Variable Series, Inc.
      Social Balanced Portfolio                                            .70            --            .23            .93(10)


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                                    GROSS TOTAL
                                                                        MANAGEMENT       12b-1         OTHER          ANNUAL
                                                                           FEES          FEES         EXPENSES       EXPENSES
Evergreen VA
      Growth and Income Fund - Class 2                                     .75%          .25%           .24%          1.24%(11)
Fidelity(R) VIP
      Growth & Income Portfolio Service Class 2                            .48           .25            .12            .85(12)
      Mid Cap Portfolio Service Class 2                                    .58           .25            .12            .95(12)
      Overseas Portfolio Service Class 2                                   .73           .25            .18           1.16(12)
FTVIPT
      Franklin Real Estate Fund - Class 2                                  .50           .25            .03            .78(13),(14)
      Franklin Small Cap Value Securities Fund - Class 2                   .57           .25            .19           1.01(14),(15)
      Mutual Shares Securities Fund - Class 2                              .60           .25            .20           1.05(14)
Goldman Sachs VIT
      CORE(SM) U.S. Equity Fund                                            .70            --            .15            .85(16)
      Mid Cap Value Fund                                                   .80            --            .11            .91(16)
Janus Aspen Series
      Global Technology Portfolio: Service Shares                          .65           .25            .20           1.10(17)
      International Growth Portfolio: Service Shares                       .65           .25            .11           1.01(17)
Lazard Retirement Series
      International Equity Portfolio                                       .75           .25            .65           1.65(18)
MFS(R)
      Investors Growth Stock Series - Service Class                        .75           .25            .13           1.13(19),(20)
      New Discovery Series - Service Class                                 .90           .25            .14           1.29(19),(20)
      Utilities Series - Service Class                                     .75           .25            .17           1.17(19),(20)
Pioneer VCT
      Pioneer Equity Income VCT Portfolio - Class II Shares                .65           .25            .12           1.02(21)
      Pioneer Europe VCT Portfolio - Class II Shares                      1.00           .25           1.50           2.75(21)
Putnam Variable Trust
      Putnam VT Health Sciences Fund - Class IB Shares                     .70           .25            .14           1.09(6)
      Putnam VT International Equity Fund - Class IB Shares                .76           .25            .18           1.19(6)
      Putnam VT Vista Fund - Class IB Shares                               .65           .25            .11           1.01(6)
Strong Funds
      Strong Opportunity Fund II - Advisor Class                           .75           .25            .39           1.39(22)
Wanger
      International Small Cap                                             1.22            --            .19           1.41(23)
      U.S. Smaller Companies                                               .93            --            .05            .98(23)
Wells Fargo VT
      Asset Allocation Fund                                                .55           .25            .22           1.02(24)
      International Equity Fund                                            .75           .25            .59           1.59(24)
      Small Cap Growth Fund                                                .75           .25            .25           1.25(24)



We or an affiliate may receive all or part of the 12b-1 fees charged by a fund at the rate disclosed in the table above, and in the fund's prospectus, for distribution services we or an affiliate provide. We may also receive compensation from an adviser, distributor or other affiliate of a fund for administrative services we or an affiliate provide. The rate of compensation we receive from a fund for these services may be based on fund assets attributable to the policy and to other variable insurance products that we and our affiliates issue. Depending on the amount of average daily net assets invested in the fund, the amounts paid may be significant.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(1) The Fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2003.

(2) The Fund's expense figures are based on actual expenses, before fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2003. Through April 30, 2004, American Express Financial Corporation has agreed to waive certain fees and reimburse expenses to the extent that total expenses exceed 1.75% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.495% for AXP(R) Variable Portfolio - S&P 500 Index Fund and 1.10% for AXP(R) Variable Portfolio - Stock Fund average daily net assets.

(3) Figures shown in the table are for the year ended Dec. 31, 20032 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(4) The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result "Other expenses" have been restated to reflect the changes in fees under the new agreements. The Fund's advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund's advisor pursuant to expense limitation commitments between the Fund's advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund's advisor incurred the expense.

(5) As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Gross total annual operating expenses have been restated to reflect current expenses.

(6) The Fund's expense figures are based on actual expenses for the fiscal year ended Dec. 31, 2003.

(7)  For all of 2003, AllianceBernstein VP International Value Portfolio (Class
     B) was capped at 1.45%. The cap will be removed effective on May 1, 2004. After such waivers, "Management fees," "Other expenses" and "Gross total annual expenses" would be 0.80%, 0.40% and 1.45%.

(8) The Fund has a stepped fee schedule. As a result, the Fund's management fee generally decreases as fund assets increase.

(9) International investing involves special risks including political instability and currency fluctuations.

(10) Expenses are based on the Portfolio's most recent fiscal year. Management fees include the subadvisory fee paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(11) The total ratio of expenses to average net assets excludes expense reductions and fee waivers.

(12) A portion of the brokerage commissions that the Fund pays may be reimbursed and used to reduce the Fund's expenses. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the Fund's custodian expenses. These offsets may be discontinued at any time.

(13) The Fund administration fee is paid indirectly through the management fee.

(14) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees (Board) has set the current rate at 0.25% per year.

(15) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The management fee reduction and net total annual expense was (0.02%) and 0.99% for FTVIPT Franklin Small Cap Value Securities Fund - Class 2.

(16) Each adviser has voluntarily agreed to limit "Other expenses" (excluding management fees, transfer agent fees and expenses, taxes, interest, brokerage, litigation and indemnification costs, shareholder meeting and other extraordinary expenses) to the extent that such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Because of assets levels for the period ended Dec. 31, 2003, there were no expense reductions and limitations for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund for the period covered by their annual reports. In no event would the "Other expenses" for the Goldman Sachs VIT CORE(SM) U.S. Equity Fund or the Goldman Sachs VIT Mid Cap Value Fund exceed 0.16% and 0.25%, respectively, of each fund's average daily net assets. Except for the Goldman Sachs VIT Mid Cap Value Fund, the Adviser has contractually agreed to maintain these expenses limitation reductions through June 30, 2005. The expense limitation for the Goldman Sachs VIT Mid Cap Value Fund may be discontinued or modified by the Investment Adviser at its discretion at anytime.

(17) Because the 12b-1 fee is charged as an ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

(18) The Investment Manager of the Portfolios has voluntarily agreed, for the year ended Dec. 31, 2003, to reduce its fees and, if necessary, reimburse the Portfolio's expenses to the extent that annualized operating expenses exceed 1.25% of the respective Portfolio's average net assets. After fee waivers and expense reimbursements "Other expense" and "Gross total annual expenses" would be 0.25% and 1.25% for Lazard Retirement International Equity Portfolio.

(19) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(20) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Gross total annual expenses" would be lower for certain series and would equal: 1.12% for Investors Growth Stock Series, 1.28% for New Discovery Series and 1.16% for Utilities Series.

(21) The expenses reflect the contractual expense limitation in effect through May 31, 2004 under which Pioneer has agreed not to impose all or a portion of its management fee and, if necessary, to limit other ordinary operating expense to the extent required to reduce Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of portfolio expenses attributable to Class II shares will be reduced only to the extent such expenses are reduced for Class I shares. Taking into consideration the expense limitation, actual Management fees were 0.04%.

(22) Expenses are calculated semiannually. The Fund's Advisor is currently waiving and/or absorbing expenses of 0.11%. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund's "Other expenses" that were not attributable to the Advisor or its affiliates. With these expense offsets the "Gross total annual expenses" would have been 1.27%.

(23) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Gross total annual expenses" are based on actual expenses for the fiscal year ended Dec. 31, 2003. Columbia Wanger Asset Management, L.P. will reimburse the Fund if its annual operating expenses exceed 2% of average daily net assets. This commitment expires on April 30, 2004.

(24) Other expenses have been adjusted as necessary from amounts incurred during the Funds' most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. The adviser has committed through April 30, 2005 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After fee waivers and expense reimbursements "Gross total annual expenses" would be 1.00% for Wells Fargo VT Asset Allocation Fund, 1.00% for Wells Fargo VT International Equity Fund and 1.20% for Wells Fargo VT Small Cap Growth Fund.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

LOADS, FEES AND CHARGES


Policy charges primarily compensate us for:

-  providing the insurance benefits of the policy;

-  issuing the policy;

-  administering the policy;

-  assuming certain risks in connection with the policy; and

-  distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE


We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 3.5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge," below also may partially compensate these expenses.) It also may compensate us for paying taxes imposed by the State of New York on premiums received by insurance companies.


MONTHLY DEDUCTION

On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction, or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect or the Minimum Initial Guarantee Period is in effect and the premium payment requirements have been met. (See "No Lapse Guarantee," "Minimum Initial Guarantee Period," "Grace Period" and "Reinstatement.")

COMPONENTS OF THE MONTHLY DEDUCTION:

1. COST OF INSURANCE: primarily, this is the cost of providing the death benefit under your policy. It depends on:

   -  the amount of the death benefit;

   -  the policy value; and

   -  the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [a X (b - c)] + d where:

   (a) IS THE MONTHLY COST OF INSURANCE RATE based on the insured's insurance age, duration, sex (unless unisex rates are required by law) and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

        We set the rates based on our expectations as to future mortality experience. Our current monthly cost of insurance rates are less than the maximum monthly cost of insurance rates guaranteed in the policy. We reserve the right to change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

   (b) IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

   (c) IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders with the exception of the WMD as it applies to the base policy.

   (d) IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL IV - NY; $0 per month for VUL IV ES - NY. This charge primarily reimburses us for expenses associated with issuing the policy, such as processing the application (mostly underwriting) and setting up computer records; and associated with administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. We will show the additional maximum surrender charge in a revised policy. It will be based on the insured's attained insurance age, sex, risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.


The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for preferred nonsmoker rates. We assume the specified amount to be $300,000 for VUL IV - NY. For VUL IV ES - NY, we assume the specified amount to be $2,200,000.



LAPSE OR SURRENDER                         MAXIMUM SURRENDER CHARGE
AT BEGINNING OF YEAR                  VUL IV - NY         VUL IV ES - NY
      1                                $3,126.00            $22,924.00
      2                                 3,126.00             22,924.00
      3                                 3,126.00             22,924.00
      4                                 3,126.00             22,924.00
      5                                 3,126.00             22,924.00
      6                                 3,126.00             22,924.00
      7                                 2,500.80             18,339.20
      8                                 1,875.60             13,754.40
      9                                 1,250.40              9,169.60
     10                                   625.20              4,584.80
     11                                     0.00                  0.00


From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE

If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MORTALITY AND EXPENSE RISK CHARGE

We deduct this charge from the subaccounts. It is equal, on an annual basis, to ..9% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals .45% for VUL IV - NY and .3% for VUL IV ES - NY. For years 21 and after, this charge equals .3% for VUL IV - NY and .2% for VUL IV ES - NY. We reserve the right to charge up to .9% for both VUL IV - NY and VUL IV ES - NY for all policy years. Computed daily, the charge primarily compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.


ANNUAL OPERATING EXPENSES OF THE FUNDS

Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES

Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

-  cost of insurance charges;

-  surrender charges;

-  cost of optional insurance benefits;

-  administrative charges;

-  mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES

We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.


The investment advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

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                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

We select the underlying funds in which the subaccounts initially invest and upon any substitution (see "Substitution of Investments"). In doing so, we may consider various objective and subjective factors. These factors include financial and distribution considerations that benefit us.

Premium payments and policy values invested in the AXP(R) Variable Portfolio Funds generally are more profitable for us and our affiliates. We or one of our affiliates may receive compensation from the funds including, but not limited to, 12b-1 fees (see "Annual Operating Expenses of the Funds").

A broker dealer affiliate of ours may distribute publicly-traded retail mutual funds that are managed by the same investment manager or adviser as one or more of the underlying funds. Similarly, the same unaffiliated investment manager or adviser may subadvise both publicly-traded retail mutual funds sponsored by one of our affiliates as well as certain portfolios of the AXP(R) Variable Portfolio Funds, which may or may not be available under this policy.

Some of these arrangements or relationships may also influence recommendations your sales representative makes regarding whether you should invest in the policy, and whether you should allocate premium payments or policy value to a particular subaccount.


All funds are available to serve as the underlying investments for variable life insurance policies and variable annuities. Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.


YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
AXP(R) Variable Portfolio -        Long-term total return exceeding that of the U.S. stock           American Express Financial
Blue Chip Advantage Fund           market. Under normal market conditions, the Fund invests at       Corporation (AEFC)
                                   least 80% of its net assets in blue chip stocks. Blue chip stocks are issued by companies with a market capitalization of at least $1 billion, an established management, a history of consistent earnings and a leading position within their
                                   respective industries.

AXP(R) Variable Portfolio -        Capital appreciation. Invests primarily in U.S. common stocks     AEFC
Capital Resource Fund              of companies with market capitalization of at least $5 billion.

AXP(R) Variable Portfolio -        Maximum current income consistent with liquidity and stability    AEFC
Cash Management Fund               of principal. Invests primarily in money market instruments, such as marketable debt obligations issued by the U.S.
                                   government or its agencies, bank certificates of deposit,
                                   bankers' acceptances, letters of credit, and commercial paper, including asset-backed commercial paper.

AXP(R) Variable Portfolio -        High level of current income while attempting to conserve the     AEFC
Diversified Bond Fund              value of the investment and continuing a high level of income for the longest period of time. Under normal market
                                   conditions, the Fund invests at least 80% of its net assets in bonds and other debt obligations.


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                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -        High level of current income and, as a secondary goal, steady     AEFC
Diversified Equity Income Fund     growth of capital. Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying
                                   common and preferred stocks.

AXP(R) Variable Portfolio -        Long-term capital growth. Under normal market conditions, the     AEFC, adviser; American
Emerging Markets Fund              Fund invests at least 80% of its net assets in equity             Express Asset Management
                                   securities of emerging market companies.                          International, Inc., a
                                                                                                     wholly-owned subsidiary of
                                                                                                     AEFC, subadviser.

AXP(R) Variable Portfolio -        Growth of capital. Under normal market conditions, the Fund       AEFC
Equity Select Fund                 invests at least 80% of its net assets in equity securities of medium-sized companies.

AXP(R) Variable Portfolio -        High total return through income and growth of capital.           AEFC
Global Bond Fund                   Non-diversified mutual fund that invests primarily in debt obligations of U.S. and foreign issuers. Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade corporate or government debt obligations
                                   including money market instruments of issuers located in at least three different countries.

AXP(R) Variable Portfolio -        Long-term capital growth. Invests primarily in common stocks      AEFC
Growth Fund                        that appear to offer growth opportunities.

AXP(R) Variable Portfolio -        High current income, with capital growth as a secondary           AEFC
High Yield Bond Fund               objective. Under normal market conditions, the Fund invests at least 80% of its net assets in high-yielding, high-risk
                                   corporate bonds (junk bonds) issued by U.S. and foreign
                                   companies and governments.

AXP(R) Variable Portfolio -        Capital appreciation. Invests primarily in equity securities      AEFC, adviser; American
International Fund                 of foreign issuers that offer strong growth potential.            Express Asset Management
                                                                                                     International, Inc., a
                                                                                                     wholly-owned subsidiary of
                                                                                                     AEFC, subadviser.

AXP(R) Variable Portfolio -        Maximum total investment return through a combination of          AEFC
Managed Fund                       capital growth and current income. Invests primarily in a
                                   combination of common and preferred stocks, bonds and other debt securities.

AXP(R) Variable Portfolio - NEW    Long-term growth of capital. Invests primarily in common          AEFC
DIMENSIONS FUND(R)                 stocks showing potential for significant growth.

AXP(R) Variable Portfolio -        Long-term capital appreciation. Non-diversified mutual fund       AEFC, adviser; Goldman Sachs
Partners Small Cap Value Fund      that invests primarily in equity securities. Under normal         Asset Management, L.P., Royce
                                   market conditions, at least 80% of its net assets will be         & Associates, LLC, Donald
                                   invested in companies with market capitalization of less than     Smith & Co., Inc., Franklin
                                   $2 billion, which also includes micro capitalization companies    Portfolio Associates LLC and
                                   with market capitalization of less than $400 million, at the      Barrow, Hanley, Mewhinney &
                                   time of investment.                                               Strauss, Inc., subadvisers.

AXP(R) Variable Portfolio - S&P    Long-term capital appreciation. Non-diversified mutual fund       AEFC
500 Index Fund                     that invests primarily in securities of large-capitalization stocks of U.S. companies that are expected to provide
                                   investment results that correspond to the performance of the
                                   S&P 500(R) Index.


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                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio -        A high level of current income and safety of principal            AEFC
Short Duration U.S. Government     consistent with an investment in U.S. government and
Fund                               government agency securities. Under normal market conditions, at least 80% of the Fund's net assets are invested in
                                   securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities.

AXP(R) Variable Portfolio -        Long-term capital growth. Under normal market conditions, at      AEFC, adviser; Kenwood Capital
Small Cap Advantage Fund           least 80% of the Fund's net assets are invested in equity         Management LLC, subadviser
                                   securities of companies that are often included in the Russell
                                   2000(R) Index and/or have market capitalization of up to $2 billion at the time the Fund first invests in them.

AXP(R) Variable Portfolio -        Current income and growth of capital. Under normal market         AEFC
Stock Fund                         conditions, at least 80% of the Fund's net assets are invested in common stocks and securities convertible into common stocks.

AXP(R) Variable Portfolio -        Capital appreciation. Under normal market conditions, at least    AEFC
Strategy Aggressive Fund           65% of the Fund's total assets are invested in equity
                                   securities.

AIM V.I. Capital Appreciation      Growth of capital. Invests principally in common stocks of        A I M Advisors, Inc.
Fund, Series II Shares             companies likely to benefit from new or innovative products, services or processes as well as those with above-average
                                   long-term growth and excellent prospects for future growth.
                                   The Fund may invest up to 25% of its assets in foreign
                                   securities.

AIM V.I. Capital Development       Long-term growth of capital. Invests primarily in securities      A I M Advisors, Inc.
Fund, Series II Shares             (including common stocks, convertible securities and bonds) of small- and medium-sized companies. The Fund may invest up to
                                   25% of its assets in foreign securities.

AllianceBernstein VP Growth and    Reasonable current income and reasonable appreciation. Invests    Alliance Capital Management
Income Portfolio (Class B)         primarily in dividend-paying common stocks of good quality.       L.P.

AllianceBernstein VP               Long-term growth of capital. Invests primarily in a               Alliance Capital Management
International Value Portfolio      diversified portfolio of foreign equity securities.               L.P.
(Class B)

American Century(R) VP             Long-term capital growth. Invests primarily in stocks of          American Century Investment
International, Class II            growing foreign companies in developed countries.                 Management, Inc.

American Century(R) VP Value,      Long-term capital growth, with income as a secondary              American Century Investment
Class II                           objective. Invests primarily in stocks of companies that          Management, Inc.
                                   management believes to be undervalued at the time of purchase.

Calvert Variable Series, Inc.      Income and capital growth. Invests primarily in stocks, bonds     Calvert Asset Management
Social Balanced Portfolio          and money market instruments which offer income and capital       Company, Inc. (CAMCO),
                                   growth opportunity and which satisfy the investment and social    investment adviser. SsgA Funds
                                   criteria.                                                         Management, Inc. and Brown
                                                                                                     Capital Management are the
                                                                                                     investment subadvisers.


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                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Evergreen VA Growth and Income     Capital growth in the value of its shares and current income.     Evergreen Investment
Fund - Class 2                     Invests in primarily common stocks of medium- and large-sized     Management Company, LLC
                                   U.S. companies whose market capitalizations at time of
                                   purchase fall within the range tracked by the Russell 1000(R)
                                   Index.

Fidelity(R) VIP Growth & Income    Seeks high total return through a combination of current          Fidelity Management & Research
Portfolio Service Class 2          income and capital appreciation. Normally invests a majority      Company (FMR), investment
                                   of assets in common stocks with a focus on those that pay         manager; FMR U.K., FMR Far
                                   current dividends and show potential for capital appreciation.    East, sub-investment advisers.
                                   May invest in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation.
                                   Invests in domestic and foreign issuers. The Fund invests in either growth stocks or value stocks or both.

Fidelity(R) VIP Mid Cap            Seeks long-term growth of capital. Normally invests primarily     FMR, investment manager; FMR
Portfolio Service Class 2          in common stocks. Normally invests at least 80% of assets in      U.K., FMR Far East,
                                   securities of companies with medium market capitalizations.       sub-investment advisers.
                                   May invest in companies with smaller or larger market
                                   capitalizations. Invests in domestic and foreign issuers. The
                                   Fund invests in growth or value common stocks.

Fidelity(R) VIP Overseas           Seeks long-term growth of capital. Normally invests primarily     FMR, investment manager; FMR
Portfolio Service Class 2          in common stocks of foreign securities. Normally invests at       U.K., FMR Far East, Fidelity
                                   least 80% of assets in non-U.S. securities.                       International Investment
                                                                                                     Advisors (FIIA) and FIIA U.K.,
                                                                                                     sub-investment advisers.

FTVIPT Franklin Real Estate        Seeks capital appreciation, with current income as a secondary    Franklin Advisers, Inc.
Fund - Class 2                     goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate
                                   sector. The Fund invests primarily in real estate investment trusts, with generally medium to small market capitalizations, and in companies that derive at least half of their assets or revenues from the ownership, construction, management, or sale of residential, commercial or industrial real estate.

FTVIPT Franklin Small Cap Value    Seeks long-term total return. The Fund normally invests at        Franklin Advisory Services, LLC
Securities Fund - Class 2          least 80% of its net assets in investments of small
                                   capitalization companies. For this Fund, small-cap companies are those with market cap values not exceeding $2.5 billion, at the time of purchase. The Fund invests in small companies that the Fund's manager believes are undervalued.

FTVIPT Mutual Shares Securities    Seeks capital appreciation, with income as a secondary goal.      Franklin Mutual Advisers, LLC
Fund - Class 2                     The Fund normally invests mainly in U.S. equity securities that the Fund's manager believes are available at market
                                   prices less than their value based on certain recognized or objective criteria, including undervalued stocks, merger/risk arbitrage securities and distressed companies.


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                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT CORE(SM) U.S.    Seeks long-term growth of capital and dividend income. The        Goldman Sachs Asset
Equity Fund                        Fund invests, under normal circumstances, at least 90% of its     Management, L.P.
                                   total assets (not including securities lending collateral and
CORE(SM) is a service mark         any investment of that collateral) measured at time of
of Goldman, Sachs & Co.            purchase in a broadly diversified portfolio of large-cap and blue chip equity investments representing all major sectors of the U.S. The Fund's investments are selected using both a
                                   variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while
                                   maintaining risk, style, capitalization and industry
                                   characteristics similar to the S&P 500 Index. The Fund seeks a broad representation in most major sectors of the U.S. economy and a portfolio consisting of companies with average long-term earnings growth expectations and dividend yields.

Goldman Sachs VIT Mid Cap Value    The Goldman Sachs VIT Mid Cap Value Fund seeks long-term          Goldman Sachs Asset
Fund                               capital appreciation. The Fund invests, under normal              Management, L.P.
                                   circumstances, at least 80% of its net assets plus any
                                   borrowing for investment purposes (measured at time of
                                   purchase) in a diversified portfolio of equity investments in mid-capitalization issuers within the range of the market
                                   capitalization of companies constituting the Russell Midcap
                                   Value Index at the time of investments in mid-cap issuers with public stock market capitalization (based upon shares
                                   available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

INVESCO VIF - Dynamics Fund,       Long-term growth of capital. Invests primarily in common          A I M Advisors, Inc., advisor;
Series I Shares                    stocks of mid-sized companies, companies included in the          INVESCO Institutional (N.A.),
                                   Russell Midcap(R) Growth Index at the time of purchase, or if     Inc. subadvisor.
                                   not included in that Index, those with market capitalizations between $2.5 billion and $15 billion at the time of purchase.
                                   The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

INVESCO VIF - Financial            Long-term growth of capital. Aggressively managed. Invests at     A I M Advisors, Inc., advisor;
Services Fund, Series I Shares     least 80% of its assets in the equity securities and              INVESCO Institutional (N.A.),
                                   equity-related instruments of companies involved in the           Inc. subadvisor.
                                   financial services sector. These companies include, but are not limited to, banks, insurance companies, investment and miscellaneous industries (asset managers, brokerage firms, and government-sponsored agencies and suppliers to financial
                                   services companies).


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                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF - Technology Fund,     Long-term growth of capital. The Fund is aggressively managed.    A I M Advisors, Inc., advisor;
Series I Shares                    Invests at least 80% of its assets in equity securities and       INVESCO Institutional (N.A.),
                                   equity-related instruments of companies engaged in                Inc. subadvisor.
(INVESCO VIF -                     technology-related industries. These include, but are not
Telecommunications Fund            limited to, various applied technologies, hardware, software,
merged into this Fund as of        semiconductors, telecommunications equipment and services, and
April 30, 2004)                    service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of securities of the
                                   companies in this sector.

Janus Aspen Series Global          Long-term growth of capital. Non-diversified mutual fund that     Janus Capital
Technology Portfolio: Service      invests, under normal circumstances, at least 80% of its net
Shares                             assets in securities of companies that the portfolio manager believes will benefit significantly from advances or
                                   improvements in technology. It implements this policy by
                                   investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.

Janus Aspen Series                 Long-term growth of capital. Invests, under normal                Janus Capital
International Growth               circumstances, at least 80% of its net assets in securities of
Portfolio: Service Shares          issuers from at least five different countries, excluding the
                                   United States. Although the Portfolio intends to invest
                                   substantially all of its assets in issuers located outside the
                                   United States, it may at times invest in U.S. issuers and
                                   under unusual circumstances, it may invest all of its assets in fewer than five countries or even a single country.

Lazard Retirement                  Long-term capital appreciation. Invests primarily in equity       Lazard Asset Management, LLC
International Equity Portfolio     securities, principally common stocks, of relatively large
                                   non-U.S. companies with market capitalizations in the range of the Morgan Stanley Capital International (MSCI) Europe,
                                   Australia and Far East (EAFE(R)) Index that the Investment
                                   Manager believes are undervalued based on their earnings, cash flow or asset values.

MFS(R) Investors Growth Stock      Long-term growth of capital and future income. Invests at         MFS Investment Management(R)
Series - Service Class             least 80% of its net assets in common stocks and related
                                   securities of companies which MFS(R) believes offer better than average prospects for long-term growth.

MFS(R) New Discovery Series -      Capital appreciation. Invests in at least 65% of its net          MFS Investment Management(R)
Service Class                      assets in equity securities of emerging growth companies.

MFS(R) Utilities Series -          Capital growth and current income. Invests primarily in equity    MFS Investment Management(R)
Service Class                      and debt securities of domestic and foreign companies in the utilities industry.

Pioneer Equity Income VCT          Current income and long-term growth of capital from a             Pioneer Investment Management,
Portfolio - Class II Shares        portfolio consisting primarily of income producing equity         Inc.
                                   securities of U.S. corporations. Invests primarily in common stocks, preferred stocks and interests in real estate
                                   investment trusts (REITs). Normally, the portfolio invests at least 80% of its total assets in income producing equity
                                   securities. The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.


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                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Pioneer Europe VCT Portfolio -     Long-term growth of capital. Invests primarily in equity          Pioneer Investment Management,
Class II Shares                    securities of European issuers including common stocks,           Inc.
                                   preferred stocks, rights, depositary receipts, warrants and debt securities convertible into common stock. Normally, the portfolio invests 80% of its total assets in equity securities of European issuers. The portfolio may also purchase and sell forward foreign currency contracts in connection with its
                                   investments.

Putnam VT Health Sciences Fund     Capital appreciation. The fund pursues its goal by investing      Putnam Investment Management,
- Class IB Shares                  mainly in growth stocks of companies in the health sciences       LLC
                                   industries. Under normal circumstances, the fund invests at least 80% of its net assets in securities of (a) companies that derive at least 50% of their assets, revenues or profits from the pharmaceutical, health care services, applied
                                   research and development and medical equipment and supplies industries, or (b) companies we think have the potential for growth as a result of their particular products, technology, patents or other market advantages in the health sciences
                                   industries.

Putnam VT International Equity     Capital appreciation. The fund pursues its goal by investing      Putnam Investment Management,
Fund - Class IB Shares             mainly in common stocks of companies outside the United States    LLC
                                   that Putnam Management believes have favorable investment
                                   potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.

Putnam VT Vista Fund - Class       Capital appreciation. The fund pursues its goal by investing      Putnam Investment Management,
IB Shares                          mainly in common stocks of U.S. companies with a focus on         LLC
                                   growth stocks.

Strong Opportunity Fund II -       Seeks capital growth. Invests primarily in common stocks of       Strong Capital Management, Inc.
Advisor Class                      medium-capitalization companies that the Fund's managers
                                   believe are under priced, yet have attractive growth prospects.

Wanger International Small Cap     Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset
                                   non-U.S. companies with capitalizations of less than $2           Management, L.P.
                                   billion at time of purchase.

Wanger U.S. Smaller Companies      Long-term growth of capital. Invests primarily in stocks of       Columbia Wanger Asset
                                   small- and medium-size U.S. companies with capitalizations of     Management, L.P.
                                   less than $5 billion at time of purchase.

Wells Fargo VT Asset               Long-term total return consistent with reasonable risk.           Wells Fargo Funds Management,
Allocation Fund                    Invests in equity and fixed-income securities in varying          LLC, adviser; Wells Capital
                                   proportions, with "neutral" target allocation of 60% equity       Management Incorporated,
                                   securities and 40% fixed-income securities. The Fund invests      subadviser.
                                   its equity portion of assets in common stocks to replicate the
                                   S&P 500(R) Index and its fixed-income portion of assets in
                                   U.S. Treasury Bonds to replicate the Lehman Brothers 20+
                                   Treasury Index. The Fund seeks to maintain a 95% or better performance correlation with the respective indexes.


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                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FUND NAME                          INVESTMENT OBJECTIVES AND POLICIES                                INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo VT International       Total return with an emphasis on long-term capital                Wells Fargo Funds Management,
Equity Fund                        appreciation. Invests principally in equity securities of         LLC, adviser; Wells Capital
                                   companies based in developed foreign countries and emerging       Management Incorporated,
                                   markets.                                                          subadviser.

Wells Fargo VT Small Cap           Long-term capital appreciation. Focus is on companies believed    Wells Fargo Funds Management,
Growth Fund                        to have above-average growth potential or that may be involved    LLC, adviser; Wells Capital
                                   in new or innovative products, services and processes. Invests    Management Incorporated,
                                   principally in securities of companies with market                subadviser.
                                   capitalizations that are equal to or lower than the company with the largest market capitalization in the Russell 2000
                                   Index, which is considered a small capitalization index that is expected to change frequently.



PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR PHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS


Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS


We may substitute the funds in which the subaccounts invest if:

-  laws or regulations change;

-  the existing funds become unavailable; or

-  in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the AXP(R) Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy (see "Transfers Between the Fixed Account and Subaccounts").

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments.


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                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). The fixed account is our general investment account. It includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to our home office. In your application, you:

-  select a specified amount of insurance;

-  select a death benefit option;

-  designate a beneficiary; and

- state how premiums are to be allocated among the fixed account and/or the subaccounts.

INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

PREMIUMS

PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUMS IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums you pay during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as you pay them or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

ALLOCATION OF PREMIUMS: Until the policy date, we hold all premiums in the fixed account and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.


PURCHASING YOUR POLICY: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.


POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

-  interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

The accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-  additional net premiums allocated to the subaccounts;

-  transfers into or out of the subaccounts;

-  partial surrenders and partial surrender fees;

-  surrender charges; and/or

-  monthly deductions.

Accumulation unit values will fluctuate due to:

-  changes in underlying fund net asset value;

-  dividends distributed to the subaccounts;

-  capital gains or losses of underlying funds;

-  fund operating expenses; and/or

-  mortality and expense risk charges.


WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business (valuation date). At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

Transactions include:


-  premium payments;

-  loan requests and repayments;

-  surrender requests; and

-  transfers.


We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request. On the other hand, if we receive your transaction request at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase the policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the Minimum Initial Premium Period as shown in your policy under "Policy Data," if:

- on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

- the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial premium period is five years.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

NO LAPSE GUARANTEE


A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following NLG option:

   NO LAPSE GUARANTEE TO AGE 100 (NLG-100): This option guarantees the policy will not lapse before the insured's attained insurance age 100.

   The NLG-100 will remain in effect as long as:

   -  the sum of premiums paid; minus

   -  partial surrenders; minus

   -  outstanding indebtedness; equals or exceeds

   -  the NLG-100 premiums due since the policy date.

   The NLG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-100 will be in effect. If the NLG-100 is not in effect, your policy will lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.

GRACE PERIOD


If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither the NLG nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.


We will mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

-  a written request;

-  evidence satisfactory to us that the insured remains insurable;

-  payment of the premium we specify; and

-  payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable Upon Death") will apply from the effective date of reinstatement. Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT

During the first two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.


There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rates of interest, which differ from the maximum fees and charges and the minimum guaranteed rate of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

PAID-UP INSURANCE OPTION

You may request that we use the cash surrender value of the policy be used to purchase an amount of paid-up insurance. You may make your request in writing during the 30 days before any policy anniversary. The paid-up insurance policy will take effect as of the policy anniversary and will mature on the original policy's maturity date. You will forfeit all rights to make future premium payments and all riders will terminate.

The amount and cash surrender value of the paid-up insurance policy will be based on the cost of insurance rates guaranteed in the policy and on the fixed account guaranteed interest rate. The paid-up insurance policy's death benefit amount, minus its cash surrender value, cannot be greater than your current policy's death benefit, minus its policy value (both as of the date of the paid-up insurance policy's purchase). The amount of paid-up insurance will remain level and will not be less than required by law.

Any cash surrender value that is not used to purchase the paid-up insurance amount will be paid to you. At any time before the insured's death, you may surrender the paid-up insurance for its cash surrender value.

PROCEEDS PAYABLE UPON DEATH


We will pay a benefit to the beneficiary of the policy when the insured dies. We will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the policy's value using the accumulation unit value we calculate on that valuation date.


OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit is the greater of:

-  the specified amount minus any indebtedness; or

- a percentage of policy value minus any indebtedness. The percentage is designed to ensure that the policy meets the provisions of federal tax law which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under this option, if death is prior to the insured's attained insurance age 100, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

-  the policy value plus the specified amount minus any indebtedness; or

- the percentage of policy value minus any indebtedness described above on the date of the insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death.

EXAMPLES                                        OPTION 1       OPTION 2
Specified amount                               $  100,000     $  100,000
Policy value                                   $    5,000     $    5,000
Death benefit                                  $  100,000     $  105,000
Policy value increases to                      $    8,000     $    8,000
Death benefit                                  $  100,000     $  108,000
Policy value decreases to                      $    3,000     $    3,000
Death benefit                                  $  100,000     $  103,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower. For this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the amount payable is the greater of:

- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

CHANGE IN DEATH BENEFIT OPTION

You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following policy costs:

- Monthly deduction because the cost of insurance depends upon the specified amount.

-  Minimum initial premium.

-  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT

Subject to certain limitations, you may make a written request to increase or decrease the specified amount.

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

-  Charges for certain optional insurance benefits may increase.

-  The minimum initial premium and the NLG premium will increase.

-  The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG option or the minimum initial premium period is in effect.

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

-  Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

- In policy years 2-5, the specified amount remaining after the decrease may not be less than 75% of the initial specified amount.

- In policy years 6-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

EXAMPLE

This example assumes an initial specified amount of $100,000. In policy year 6, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 10 (and four policy years after the effective date of the increase), you request a $125,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the specified amount after this decrease is $125,000, computed as follows:

   Maximum reduction in INITIAL specified amount in policy year 10:                             $100,000 x .50 = $ 50,000
   Maximum reduction in INCREASE in specified amount during the
   fourth policy year of increase:                                                              $100,000 x .25 =  +25,000
   Maximum permitted reduction in current specified amount:                                                      $ 75,000
   Current specified amount before reduction:                                                                    $200,000
   Minus maximum permitted reduction in current specified amount:                                                 -75,000
                                                                                                                 --------
   Specified amount after reduction:                                                                             $125,000

A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

-  Charges for certain optional insurance benefits may decrease.

-  The minimum initial premium and the NLG premium will decrease.

-  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

-  First from the portion due to the most recent increase;

-  Next from portions due to the next most recent increases successively; and

-  Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX

If the insured's age or sex has been misstated, the proceeds payable upon death will be:

-  the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

-  the amount of any outstanding indebtedness on the date of death.

SUICIDE

Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you and your estate.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS


You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time with the necessary approval of the SEC and the New York Superintendent of Insurance.


RESTRICTIONS ON TRANSFERS


WE SEEK TO PREVENT MARKET TIMING. DO NOT INVEST IN THE POLICY IF YOU ARE A MARKET TIMER. MARKET TIMING IS A PRACTICE OF TRANSFERRING ASSETS AMONG SUBACCOUNTS IN AN EFFORT TO TAKE ADVANTAGE OF SHORT-TERM MARKET MOVEMENTS OR PRICE FLUCTUATIONS. MARKET TIMING CAN IMPACT THE PERFORMANCE OF THE FUNDS AND HARM POLICY OWNERS.

Because we try to distinguish market timing from transfers we believe are not harmful to the funds or policy owners, such as periodic asset rebalancing or dollar cost averaging, there is no set number of transfers you can make without being identified as a market timer. Accounts under common control, including multiple policies and contracts you may own, may be counted together for these purposes.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law. These restrictions or modifications may include, but not be limited to:

-  requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

-  not accepting telephone or electronic transfer requests;

-  requiring a minimum time period between each transfer;

-  not accepting transfer requests of an agent acting under power of attorney;

-  limiting the dollar amount that you may transfer at any one time; or


-  suspending the transfer privilege.


Subject to state law and the terms of each policy, we intend to apply the procedures described above to all policy owners. We will notify you in writing of our decision to impose any modification, restriction or suspension of your transfers.

In addition, each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing. You should read the prospectuses for the funds for more details.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because the variable account may invest in the funds on an omnibus basis, the funds may not be able to detect and deter market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the funds and harm policy owners.


FIXED ACCOUNT TRANSFER POLICIES

- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

MINIMUM TRANSFER AMOUNTS

From one subaccount to another subaccount or to the fixed account:

- For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

-  For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

-  For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS

None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR


You may make transfers by mail or by phone. However, we reserve the right to limit transfers by mail or phone to five per policy year. In addition to transfers by mail or phone, you may make automated transfers subject to the restrictions described below.


AUTOMATED TRANSFERS

In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer.

AUTOMATED TRANSFER POLICIES

- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.


-  You may make automated transfers by choosing a schedule we provide.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

AUTOMATED DOLLAR-COST AVERAGING

You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                                                      NUMBER
                                                                   AMOUNT               ACCUMULATION                 OF UNITS
                                           MONTH                  INVESTED               UNIT VALUE                  PURCHASED
By investing an equal number of
dollars each month ...                      Jan                     $100                    $20                         5.00

                                            Feb                      100                     18                         5.56

you automatically buy more units            Mar                      100                     17                         5.88
when the per unit market price
is low ...                        ---->     Apr                      100                     15                         6.67

                                            May                      100                     16                         6.25

                                            June                     100                     18                         5.56

                                            July                     100                     17                         5.88

                                            Aug                      100                     19                         5.26
and fewer units when the per unit
market price is high.             ---->     Sept                     100                     21                         4.76

                                            Oct                      100                     20                         5.00



You have paid an average price of $17.91 per unit over the ten months, while the average market price actually was $18.10.


Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.


You may make dollar-cost averaging transfers by choosing a schedule we provide.


ASSET REBALANCING

Subject to availability, you can ask us in writing to allocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. The period you select will start to run on the date we record your request. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually, or annually. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS

$500 or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS

-  90% of the policy value minus surrender charges.

-  For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS

Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS

We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST

If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS

A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG or minimum initial guarantee period to terminate.

POLICY SURRENDERS


You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and phone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds.") We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


TOTAL SURRENDERS


If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

PARTIAL SURRENDERS

After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by phone are limited to $100,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate the NLG. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

   1. First from the specified amount provided by the most recent increase;

   2. Next from the next most recent increases successively;

   3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER


Provide your name, policy number, Social Security Number or Taxpayer Identification Number (TIN)* when you request a transfer, loan or partial surrender.


1 BY MAIL

Regular mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK

20 MADISON AVENUE EXTENSION
P.O. BOX 5144

ALBANY, NY 12205

Express mail:

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203


* Failure to provide TIN may result in mandatory tax witholdings on the taxable portion of the distribution.


2 BY PHONE

Call between 8 a.m. and 6 p.m. (Monday - Thursday),
8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (TOLL FREE)

(518) 869-8613 (LOCAL)


- We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.



 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

PAYMENT OF POLICY PROCEEDS

We will pay policy proceeds when:

-  you surrender the policy; or

-  the insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year on lump sum death proceeds from the date of the insured's death to the settlement date (the date on which we pay proceeds in a lump sum or we first place them under a payment option).


PAYMENT OPTIONS

During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option unless you say that he or she cannot.) You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, we must make payments under all options to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 4% per year, compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all proceeds that remain or you may place them under a different payment option that we approve.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFFERAL OF PAYMENTS

We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payments derive from a premium payment made by a check that has not cleared the banking system (we have not collected good payment);

-  the NYSE is closed (other than customary weekend and holiday closings);

- in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FEDERAL TAXES

The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the IRS currently interprets them. Both the laws and their interpretation may change.


As with any financial product purchased, you should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax(1) and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.


FEDERAL INCOME TAX WITHHOLDINGS: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code.

DIVERSIFICATION AND INVESTOR CONTROL: Although the IRS has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable policies and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the policy owner would be currently taxed on income earned within the policy. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

(1) The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


IDS LIFE OF NEW YORK'S TAX STATUS


We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in our tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS

DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary is not considered part of the beneficiary's income and therefore is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.

DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax.

PRE-DEATH PROCEEDS: Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SOURCE OF PROCEEDS                        TAXABLE PORTION OF PRE-DEATH PROCEEDS
------------------------------------------------------------------------------------------------------------------------------------
Full surrender (not modified endowment    Amount received plus any indebtedness, minus your investment in the policy. You will be
contracts):                               taxed on any earnings generated in the contract -- earnings in policy cash value and earnings previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon surrender of the policy.

Lapse (not modified endowment             Any outstanding indebtedness minus your investment in the policy. You will be taxed on any
contracts):                               earnings generated in the contract -- earnings in policy cash value and earning previously taken via existing loans. It could be the case that a policy with a relatively small existing cash value could have significant earnings that will be taxed upon lapse of the policy.

Full surrender (modified endowment        Amount received plus any indebtedness, minus your investment in the policy.(1)
contracts):

Lapse (modified endowment contracts):     Any outstanding indebtedness minus your investment in the policy.(1)

Partial surrenders (modified endowment    Lesser of: The amount received or policy value minus your investment in the policy.(1)
contracts):

Policy loans and assignments (modified    Lesser of: The amount of the loan/assignment or policy value minus your investment in the
endowment contracts):                     policy.(1)

Partial surrenders (not modified          Generally, if the amount received is greater than your investment in the policy,(2) the
endowment contracts):                     amount in excess of your investment is taxable. However, during the first 15 policy years, a different amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments (not         None.(2)
modified endowment contracts):

Payment options:                          OPTION A: Taxed as full surrender (and may be subject to additional 10% penalty tax if modified endowment contract). Interest taxed (and not subject to additional 10% penalty tax).

                                          OPTIONS B AND C: Portion of each payment taxed and portion considered a return on investment in the policy(1) and not taxed. Any outstanding indebtedness at the time the option is elected taxed as a partial surrender (and may be subject to additional 10%
                                          penalty tax if modified endowment contract). Payments made after the investment in the policy(1) fully recovered taxed and, if a modified endowment contract, may be subject to an additional 10% penalty tax.



(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.

(2) See "Lapse" under "Source of proceeds" above for explanation of tax treatment.


MODIFIED ENDOWMENT CONTRACTS

In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

-  you apply for it or materially change it on or after June 21, 1988 and

- the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment contract is itself a modified endowment contract.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.


If you make a premium payment during a policy year that exceeds the limits for the policy to not be a modified endowment contract, we will notify you that your policy has become a modified endowment contract. You may call or write us to request a refund, with interest, of the premium that caused the policy to become a modified endowment contract. You will have until 60 days after the end of the policy year during which the premium was paid to request the refund. If the premium is refunded, your policy will not be considered a modified endowment contract. Otherwise, the policy will remain a modified endowment contract for the life of the policy. Please note that the premiums that caused the policy to become a modified endowment contract do not have to be refunded, but you may be subject to adverse tax consequences for pre-death proceeds.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit, is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the early years following a material change exceed the recalculated limits.


REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment contract with applicable tax implications even if you do not pay any further premiums.

DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.


SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.


PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, maturity, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:

-  the distribution occurs after the owner attains age 59 1/2;

- the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7)) or

- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS


INTEREST PAID ON POLICY LOANS: If you use a policy loan for personal purposes, interest paid on the loan is not tax-deductible. Other rules may apply if you use the loan for trade or business or investment purposes or if a business or corporation owns the policy from which the loan is taken.


POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.


OTHER TAXES: Federal estate tax, state and local estate tax or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds also will depend on the circumstances. The estate tax is repealed in 2010, and unless Congress acts by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, and (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan.


On July 6, 1983, the Supreme Court held in NORRIS V. ARIZONA GOVERNING COMMITTEE that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain payment options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SPLIT DOLLAR ARRANGEMENTS


The following is a general discussion of the federal income tax implications of a split dollar arrangement. You should consult your legal and tax adviser before developing or entering into a split dollar arrangement.

A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or `splits' the death benefit and the living benefits between two parties. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, doner-donee.

In Treasury Decision (T.D.) 9092, the IRS defines a split dollar life insurance arrangement as "any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract." The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Code Section 79), executive bonus arrangements (Code Section
162) or key-person plans.


MUTUALLY EXCLUSIVE REGIMES


In IRS Notice 2002-8, the IRS introduced the concept of two mutually exclusive regimes as it relates to the taxation of split dollar, the economic benefit regime and the loan regime. These regimes apply to both business and personal (private) uses of split dollar. The introduction of these two regimes, along with IRS Notice 2002-59 and the final split dollar regulations (T.D. 9092) may have limited split dollar arrangements to one of these two regimes exclusively.

I. ECONOMIC BENEFIT SPLIT DOLLAR -- "For these arrangements, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract, and those economic benefits must be accounted for fully and consistently by both the owner and the non-owner." (T.D. 9092) IRS Regulation Section 1.61-22(d) provides that, the possible economic benefit provided to the non-owner can include the value of: (1) current life insurance coverage, (2) any portion of the cash surrender value available to the non-owner, and (3) the transfer of the policy to the non-owner.

Under IRS Regulation Section 1.61-22(d)(2), in addition to the amount of any current life insurance protection provided to the non-owner, the owner and the non-owner must also account fully and consistently for the amount of policy cash value to which the non-owner has current access (to the extent that such amount was not actually taken into account for a prior taxable year), and the value of any other economic benefits provided to the non-owner (to the extent not actually taken into account for a prior taxable year).

II. LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR -- Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under IRS Regulation Section 1.7872-15, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner;
(ii) the payment is a loan under general principals of Federal tax law or, if not a loan under general principles of Federal tax law, a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value.

If a split dollar loan does not provide for sufficient interest, the loan is a below-market split dollar loan subject to IRS Section 7872. If the split dollar loan provides for sufficient interest, then, except as provided in IRS Section 7872, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under IRS Sections 1271 and 1275). In general, interest on a split dollar loan is not deductible by the borrower.

TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a uniquely simple approach to determine which of the two regimes applies, based on policy ownership. The owner is the person named as owner under the policy. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangment, you should consult your legal and tax adviser.



 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

DISTRIBUTION OF THE POLICY


We are the sole distributor of the policy. We pay our sales representative commissions of up to 95% of the initial target premium (annualized) for VUL IV - NY when the policy is sold, plus up to 3.5% of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy. For VUL IV ES - NY, the commission is up to 85% of the initial target premium (annualized), plus up to 2.5% of all premiums in excess of the target premium. Each year we pay our sales representative a service fee of .125% or less of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments. Ask your sales representative for further information about what he or she may receive in connection with your purchase of the policy. We also may pay additional commissions to help compensate field leadership and to pay for other distribution expenses and benefits noted below.

From time to time and in accordance with applicable laws and regulations, sales representatives and field leaders are eligible for various benefits. These include cash benefits, such as bonuses and sales incentives, and non-cash benefits, such as conferences, seminars and trips (including travel, lodging and meals), entertainment, merchandise and other similar items. Sales of policies may help sales representatives and/or their field leaders qualify for such benefits.

We intend to recoup a portion of the commissions and other distribution expenses we pay through certain fees and charges described in this prospectus including, for example, the mortality and expense risk charge and surrender charges. We also receive some of the 12b-1 distribution fees that you may pay in connection with certain funds to help us pay commissions and other distribution expenses.

LEGAL PROCEEDINGS

The SEC, the National Association of Securities Dealers, Inc. and several state attorneys general have brought proceedings challenging several mutual fund and variable product financial practices, including suitability generally, late trading, market timing, disclosure of revenue sharing arrangements, and inappropriate sales. We have received requests for information and have been contacted by regulatory authorities concerning our practices and are cooperating fully with these inquiries.

We and our affiliates are involved in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of our respective business activities. We believe we have meritorious defenses to each of these actions and intend to defend them vigorously. We believe that we are not a party to, nor are any of our properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on our consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.



 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or phone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS

Rates of return: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

-  Premium expense charges;

-  Cost of insurance charges;

-  Policy fees;

-  Mortality and expense risk charges; and

-  Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

-  Current charges in all years illustrated; and

-  Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Table" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV - NY and VUL IV ES - NY. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges, (See, "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the Fee Table. The arithmetic average of all fund operating expenses used in the following illustrations is 1.13% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund expenses.


RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if the assumed insured did not qualify as a nonsmoker risk.

DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.


PREMIUMS: The illustrations for VUL IV - NY assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES - NY assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:


-  Premiums were not paid in full at the beginning of each policy year;

-  Premium amounts paid were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV - NY

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $275,000                       MALE -- AGE 40                                    CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                                  ANNUAL PREMIUM $3,500



           PREMIUM(1)
           ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                       CASH SURRENDER VALUE
END OF     WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS            ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF            ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%         0%         6%        12%           0%         6%         12%               0%         6%        12%
----------------------------------------------------------------------------------------------------------------------------------
   1      $   3,675    $275,000   $275,000 $   275,000      $  2,843    $  3,030 $     3,218       $     --  $     165 $       352
   2          7,534     275,000    275,000     275,000         5,617       6,170       6,746          2,751      3,304       3,881
   3         11,585     275,000    275,000     275,000         8,307       9,407      10,599          5,442      6,542       7,734
   4         15,840     275,000    275,000     275,000        10,925      12,756      14,821          8,060      9,890      11,955
   5         20,307     275,000    275,000     275,000        13,457      16,205      19,431         10,591     13,339      16,566
   6         24,997     275,000    275,000     275,000        15,904      19,759      24,473         13,611     17,467      22,181
   7         29,922     275,000    275,000     275,000        18,254      23,410      29,977         16,534     21,690      28,257
   8         35,093     275,000    275,000     275,000        20,532      27,184      36,013         19,385     26,038      34,867
   9         40,523     275,000    275,000     275,000        22,739      31,089      42,640         22,166     30,516      42,067
  10         46,224     275,000    275,000     275,000        24,886      35,138      49,926         24,886     35,138      49,926
  15         79,301     275,000    275,000     275,000        35,202      58,701     100,635         35,202     58,701     100,635
  20        121,517     275,000    275,000     275,000        42,949      86,532     183,799         42,949     86,532     183,799
  25        175,397     275,000    275,000     394,609        47,521     120,134     323,450         47,521    120,134     323,450
  30        244,163     275,000    275,000     639,703        46,354     160,061     551,468         46,354    160,061     551,468
  35        331,927     275,000    275,000     988,995        35,096     208,912     924,294         35,096    208,912     924,294
  40        443,939     275,000    287,376   1,614,116         3,326     273,692   1,537,253          3,326    273,692   1,537,253
  45        586,898     275,000    373,913   2,650,582            --     356,107   2,524,364             --    356,107   2,524,364
  50        769,354     275,000    475,735   4,294,032            --     453,081   4,089,555             --    453,081   4,089,555
  55      1,002,219     275,000    579,749   6,708,852            --     574,009   6,642,427             --    574,009   6,642,427
  60      1,299,420     275,000    737,067  11,000,810            --     737,067  11,000,810             --    737,067  11,000,810


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $2,000,000                     MALE -- AGE 40                                    CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                                 ANNUAL PREMIUM $25,000



           PREMIUM(1)
           ACCUMULATED           DEATH BENEFIT                       POLICY VALUE                    CASH SURRENDER VALUE
END OF     WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST      ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF         ANNUAL INVESTMENT RETURN OF
YEAR         AT 5%          0%         6%         12%            0%         6%        12%           0%          6%         12%
---------------------------------------------------------------------------------------------------------------------------------
   1     $   26,250     $2,000,000 $2,000,000 $ 2,000,000     $ 21,004 $   22,366 $    23,730   $     164  $    1,526 $     2,890
   2         53,813      2,000,000  2,000,000   2,000,000       41,436     45,473      49,676      20,596      24,633      28,836
   3         82,753      2,000,000  2,000,000   2,000,000       61,310     69,354      78,069      40,470      48,514      57,229
   4        113,141      2,000,000  2,000,000   2,000,000       80,697     94,105     109,221      59,857      73,265      88,381
   5        145,048      2,000,000  2,000,000   2,000,000       99,496    119,650     143,298      78,656      98,810     122,458
   6        178,550      2,000,000  2,000,000   2,000,000      117,667    145,970     180,550     100,995     129,298     163,878
   7        213,728      2,000,000  2,000,000   2,000,000      135,171    173,052     221,253     122,667     160,548     208,749
   8        250,664      2,000,000  2,000,000   2,000,000      152,137    201,046     265,886     143,801     192,710     257,550
   9        289,447      2,000,000  2,000,000   2,000,000      168,525    229,943     314,807     164,357     225,775     310,639
  10        330,170      2,000,000  2,000,000   2,000,000      184,402    259,844     368,523     184,402     259,844     368,523
  15        566,437      2,000,000  2,000,000   2,000,000      261,967    436,045     746,185     261,967     436,045     746,185
  20        867,981      2,000,000  2,000,000   2,000,000      321,633    646,327   1,369,553     321,633     646,327   1,369,553
  25      1,252,836      2,000,000  2,000,000   2,947,622      358,891    901,479   2,416,083     358,891     901,479   2,416,083
  30      1,744,020      2,000,000  2,000,000   4,795,235      358,294  1,209,790   4,133,823     358,294   1,209,790   4,133,823
  35      2,370,908      2,000,000  2,000,000   7,444,249      290,565  1,593,862   6,957,242     290,565   1,593,862   6,957,242
  40      3,170,994      2,000,000  2,212,018  12,203,764       91,638  2,106,684  11,622,632      91,638   2,106,684  11,622,632
  45      4,192,129      2,000,000  2,883,621  20,143,140           --  2,746,305  19,183,943          --   2,746,305  19,183,943
  50      5,495,385      2,000,000  3,680,212  32,818,470           --  3,504,964  31,255,686          --   3,504,964  31,255,686
  55      7,158,706      2,000,000  4,497,971  51,534,671           --  4,453,436  51,024,427          --   4,453,436  51,024,427
  60      9,281,573      2,000,000  5,733,695  84,873,825           --  5,733,695  84,873,825          --   5,733,695  84,873,825


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV - NY

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $275,000                       MALE -- AGE 40                                 GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                                  ANNUAL PREMIUM $3,500



            PREMIUM(1)
           ACCUMULATED           DEATH BENEFIT                    POLICY VALUE                   CASH SURRENDER VALUE
END OF     WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY      INTEREST      ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR          AT 5%         0%         6%         12%         0%         6%       12%           0%        6%          12%
----------------------------------------------------------------------------------------------------------------------------
   1     $   3,675      $275,000   $275,000 $  275,000   $   2,585  $   2,764 $    2,943     $    --   $     --   $       78
   2         7,534       275,000    275,000    275,000       5,075      5,594      6,137       2,209      2,729        3,271
   3        11,585       275,000    275,000    275,000       7,473      8,496      9,607       4,608      5,631        6,742
   4        15,840       275,000    275,000    275,000       9,774     11,465     13,376       6,909      8,600       10,511
   5        20,307       275,000    275,000    275,000      11,974     14,498     17,469       9,108     11,632       14,603
   6        24,997       275,000    275,000    275,000      14,066     17,589     21,911      11,773     15,297       19,619
   7        29,922       275,000    275,000    275,000      16,053     20,745     26,743      14,334     19,026       25,024
   8        35,093       275,000    275,000    275,000      17,932     23,962     31,999      16,786     22,815       30,853
   9        40,523       275,000    275,000    275,000      19,697     27,236     37,720      19,124     26,663       37,147
  10        46,224       275,000    275,000    275,000      21,344     30,565     43,950      21,344     30,565       43,950
  15        79,301       275,000    275,000    275,000      27,380     47,682     84,519      27,380     47,682       84,519
  20       121,517       275,000    275,000    275,000      28,454     64,498    147,896      28,454     64,498      147,896
  25       175,397       275,000    275,000    306,795      21,632     78,673    251,471      21,632     78,673      251,471
  30       244,163       275,000    275,000    483,174         537     85,288    416,529         537     85,288      416,529
  35       331,927       275,000    275,000    723,278          --     73,488    675,961          --     73,488      675,961
  40       443,939       275,000    275,000  1,143,855          --     11,783  1,089,386          --     11,783    1,089,386
  45       586,898       275,000    275,000  1,809,171          --         --  1,723,020          --         --    1,723,020
  50       769,354       275,000    275,000  2,798,972          --         --  2,665,688          --         --    2,665,688
  55     1,002,219       275,000    275,000  4,191,381          --         --  4,149,882          --         --    4,149,882
  60     1,299,420       275,000    275,000  6,696,401          --         --  6,696,401          --         --    6,696,401


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV ES - NY

ILLUSTRATION

INITIAL SPECIFIED AMOUNT $2,000,000                     MALE-- AGE 40                                  GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                               PREFERRED NONSMOKER                                 ANNUAL PREMIUM $25,000



          PREMIUM(1)
         ACCUMULATED             DEATH BENEFIT                        POLICY VALUE                   CASH SURRENDER VALUE
END OF   WITH ANNUAL      ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
POLICY    INTEREST        ANNUAL INVESTMENT RETURN OF          ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
YEAR       AT 5%           0%          6%          12%          0%         6%          12%          0%          6%         12%
----------------------------------------------------------------------------------------------------------------------------------
   1    $   26,250     $2,000,000  $2,000,000  $ 2,000,000  $  18,925  $   20,219  $    21,517   $     --   $      --  $       677
   2        53,813      2,000,000   2,000,000    2,000,000      37,161     40,932       44,865      16,321     20,092       24,025
   3        82,753      2,000,000   2,000,000    2,000,000      54,728     62,167       70,242      33,888     41,327       49,402
   4       113,141      2,000,000   2,000,000    2,000,000      71,587     83,896       97,805      50,747     63,056       76,965
   5       145,048      2,000,000   2,000,000    2,000,000      87,700    106,091      127,732      66,860     85,251      106,892
   6       178,550      2,000,000   2,000,000    2,000,000     103,032    128,725      160,224      86,360    112,053      143,552
   7       213,728      2,000,000   2,000,000    2,000,000     117,604    151,831      195,565     105,100    139,327      183,061
   8       250,664      2,000,000   2,000,000    2,000,000     131,382    175,386      234,015     123,046    167,050      225,679
   9       289,447      2,000,000   2,000,000    2,000,000     144,332    199,369      275,867     140,164    195,201      271,699
  10       330,170      2,000,000   2,000,000    2,000,000     156,422    223,761      321,452     156,422    223,761      321,452
  15       566,437      2,000,000   2,000,000    2,000,000     200,856    349,272      618,384     200,856    349,272      618,384
  20       867,981      2,000,000   2,000,000    2,000,000     209,202    472,924    1,082,558     209,202    472,924    1,082,558
  25     1,252,836      2,000,000   2,000,000    2,246,448     160,176    577,913    1,841,351     160,176    577,913    1,841,351
  30     1,744,020      2,000,000   2,000,000    3,537,491       7,500    628,967    3,049,561       7,500    628,967    3,049,561
  35     2,370,908      2,000,000   2,000,000    5,294,982          --    548,460    4,948,581          --    548,460    4,948,581
  40     3,170,994      2,000,000   2,000,000    8,373,561          --    111,503    7,974,820          --    111,503    7,974,820
  45     4,192,129      2,000,000   2,000,000   13,243,618          --         --   12,612,969          --         --   12,612,969
  50     5,495,385      2,000,000   2,000,000   20,488,868          --         --   19,513,208          --         --   19,513,208
  55     7,158,706      2,000,000   2,000,000   30,681,147          --         --   30,377,373          --         --   30,377,373
  60     9,281,573      2,000,000   2,000,000   49,017,681          --         --   49,017,681          --         --   49,017,681


(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR POLICY.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).


CODE: The Internal Revenue Code of 1986, as amended.

FIXED ACCOUNT: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

IDS LIFE OF NEW YORK: In this prospectus, "we," "us," "our" and "IDS Life" refer to IDS Life Insurance Company of New York.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit will be paid.

MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is in effect if you meet certain permium payment requirements.

NO LAPSE GUARANTEE TO AGE 100 (NLG-100): Guarantees the policy will not lapse before the insured's attained insurance age 100.

NLG-100 PREMIUM: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex, risk classification, optional insurance benefits added by rider and the initial specified amount.

The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

   -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

   -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

-  On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that IDS Life of New York expects will have similar mortality experience.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNT(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.


VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.


VARIABLE ACCOUNT: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.


FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the subaccounts in the Statement of Additional Information (SAI).

 IDS LIFE OF NEWYORK VARIABLE UNIVERSAL LIFE IV / IDS LIFE OF NEW YORK VARIABLE
                 UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Additional information about IDS Life of New York Account 8 (Registrant) is included in SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or IDS Life Insurance Company of New York at the phone and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

IDS Life Insurance Company of New York
20 Madison Ave. Extension
Albany, NY 12203
(800) 541-2251
Web site address: americanexpress.com

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C. (for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov). Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfor@sec.gov, or by writing to the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Investment Company Act File #811-5213

[AMERICAN EXPRESS(R) LOGO]

IDS LIFE INSURANCE COMPANY OF NEW YORK
20 MADISON AVE. EXTENSION
ALBANY, NY 12203
(800) 541-2251


S-6419 D (4/04)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                              IDS LIFE OF NEW YORK


                    SUCCESSION SELECT VARIABLE LIFE INSURANCE
                            (SUCCESSION SELECT - NY)

                       VARIABLE UNIVERSAL LIFE (VUL - NY)

                   VARIABLE UNIVERSAL LIFE III (VUL III - NY)

                    VARIABLE UNIVERSAL LIFE IV (VUL IV - NY)

           VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES (VUL IV ES - NY)

                                 APRIL 30, 2004



ISSUED BY: IDS LIFE INSURANCE COMPANY OF NEW YORK
           20 Madison Avenue Extension
           Albany, NY 12203
           Phone: (800) 541-2251
           Web site address: americanexpress.com

           IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life of New York Account 8 is a separate account established and maintained by IDS Life Insurance Company of New York (IDS Life of New York).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained by writing or calling us at the address and phone number above.

TABLE OF CONTENTS


INFORMATION ABOUT IDS LIFE OF NEW YORK                                      P. 3
   Ownership                                                                p. 3
   State Regulation                                                         p. 3
   Reports                                                                  p. 3
   Rating Agencies                                                          p. 3
PRINCIPAL UNDERWRITER                                                       P. 3
THE VARIABLE ACCOUNT                                                        P. 4
ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES                  P. 4
   Additional Information on Payment Options for Succession
     Select - NY, VUL - NY, VUL III - NY,
     VUL IV - NY and VUL IV ES - NY                                         p. 4
INDEPENDENT AUDITORS                                                        P. 8
FINANCIAL INFORMATION                                                       P. 8


                         IDS LIFE OF NEW YORK ACCOUNT 8

INFORMATION ABOUT IDS LIFE OF NEW YORK

We are a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.


We conduct a conventional life insurance business in the State of New York. Our affiliate, IDS Life Insurance Company (IDS Life), has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP


IDS Life of New York, a New York corporation, is a wholly-owned subsidiary of IDS Life, a Minnesota Corporation, which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware corporation, is a wholly-owned subsidiary of American Express Company.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life.


STATE REGULATION

We are subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. We file an annual statement in a prescribed form with New York's Department of Insurance. Our books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of our operations is conducted periodically.

REPORTS

At least once a year we will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency rating given to us refer to the American Express Web site at americanexpress.com/advisors or contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:

A.M. Best                                                         www.ambest.com
Fitch                                                       www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch -- Rates insurance companies for their claims-paying ability. Moody's -- Rates insurance companies for their financial strength.

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter of the policy, which it offers on a continuous basis. The principal business address of AEFA is 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy. Representatives of IDS Life of New York are licensed insurance and annuity agents and are registered with the NASD as representatives of AEFA.

AEFA  currently  pays  underwriting   commissions  for  its  role  as  principal
underwriter. For the past three years, the aggregate dollar amount of underwriting commissions paid in its role as principal underwriter has been:
2003:  $2,433,623;  2002:  $1,983,108;  and 2001:  $3,177,060.  AEFA  retains no underwriting commission from the sale of the policy. Please refer to the prospectus for commissions paid on the policy.


                         IDS LIFE OF NEW YORK ACCOUNT 8

THE VARIABLE ACCOUNT

We established the variable account on Sept. 12, 1985, under New York law. It is registered as a single unit investment trust under the Investment Company Act of 1940. This registration does not involve any SEC supervision of the variable account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account.


ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICIES

ADDITIONAL INFORMATION ON PAYMENT OPTIONS FOR SUCCESSION SELECT - NY, VUL - NY, VUL III - NY, VUL IV - NY AND VUL IV ES - NY


SUCCESSION SELECT - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                  (YEARS)                       PLACED UNDER OPTION B
                    10                                $  9.61
                    15                                   6.87
                    20                                   5.51
                    25                                   4.71
                    30                                   4.18

We will furnish monthly amounts for other payment periods at your request, without charge.

                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.


OPTION C TABLE

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
AGE               BEGINNING                           5 YEARS            10 YEARS           15 YEARS
PAYEE              IN YEAR                        MALE     FEMALE     MALE    FEMALE     MALE    FEMALE
65                  2005                         $ 5.28    $ 4.68    $ 5.16   $ 4.63    $ 4.96   $ 4.54
                    2010                           5.19      4.61      5.08     4.57      4.90     4.49
                    2015                           5.11      4.55      5.01     4.51      4.84     4.43
                    2020                           5.03      4.49      4.94     4.45      4.78     4.39
                    2025                           4.95      4.43      4.87     4.40      4.73     4.34
                    2030                           4.88      4.38      4.81     4.35      4.68     4.30
70                  2005                           6.15      5.37      5.88     5.26      5.49     5.07
                    2010                           6.03      5.28      5.79     5.18      5.42     5.00
                    2015                           5.92      5.19      5.70     5.10      5.36     4.94
                    2020                           5.81      5.10      5.61     5.03      5.30     4.88
                    2025                           5.71      5.03      5.53     4.96      5.24     4.83
                    2030                           5.61      4.95      5.45     4.89      5.18     4.77
75                  2005                           7.30      6.36      6.74     6.09      6.01     5.67
                    2010                           7.14      6.23      6.63     5.99      5.95     5.60
                    2015                           6.99      6.10      6.52     5.89      5.90     5.54
                    2020                           6.84      5.99      6.42     5.79      5.84     5.47
                    2025                           6.71      5.88      6.32     5.71      5.78     5.41
                    2030                           6.58      5.78      6.23     5.62      5.73     5.35
85                  2005                          10.68      9.65      8.52     8.14      6.73     6.64
                    2010                          10.45      9.41      8.44     8.04      6.72     6.62
                    2015                          10.22      9.19      8.36     7.93      6.70     6.59
                    2020                          10.00      8.98      8.27     7.83      6.68     6.57
                    2025                           9.79      8.78      8.19     7.74      6.67     6.54
                    2030                           9.60      8.59      8.11     7.64      6.65     6.52

VUL - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                  (YEARS)                       PLACED UNDER OPTION B
                     5                                $  18.32
                    10                                   10.06
                    15                                    7.34
                    20                                    6.00
                    25                                    5.22
                    30                                    4.72

We will furnish monthly amounts for other payment periods at your request, without charge.


                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

CALENDAR YEAR OF PAYEE'S BIRTH        ADJUSTMENT       CALENDAR YEAR OF PAYEE'S BIRTH         ADJUSTMENT
         Before 1920                      0                     1945-1949                         6
         1920-1924                        1                     1950-1959                         7
         1925-1929                        2                     1960-1969                         8
         1930-1934                        3                     1970-1979                         9
         1935-1939                        4                     1980-1989                        10
         1940-1944                        5                    After 1989                        11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                         LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------
                                             10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                        MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                       $ 4.81   $ 4.47   $ 4.74   $ 4.45   $ 4.65   $ 4.40
55                                         5.20     4.80     5.09     4.74     4.94     4.87
60                                         5.70     5.22     5.51     5.12     5.25     4.98
65                                         6.35     5.77     5.98     5.58     5.54     5.32
70                                         7.14     6.50     6.47     6.12     5.77     5.63
75                                         8.00     7.40     6.87     6.64     5.91     5.85

VUL III - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                     PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                        (YEARS)                       PLACED UNDER OPTION B
                          10                               $ 9.61
                          15                                 6.87
                          20                                 5.51
                          25                                 4.71
                          30                                 4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for 10, 15 or 20 years.

We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and adjusted age of the payee on that date. Adjusted age means the age of the payee (on the payee's nearest birthday) minus an adjustment as follows:

   CALENDAR YEAR                                              CALENDAR YEAR
 OF PAYEE'S BIRTH              ADJUSTMENT                   OF PAYEE'S BIRTH              ADJUSTMENT
    Before 1920                     0                           1945-1949                      6
      1920-1924                     1                           1950-1959                      7
      1925-1929                     2                           1960-1969                      8
      1930-1934                     3                           1970-1979                      9
      1935-1939                     4                           1980-1989                     10
      1940-1944                     5                          After 1989                     11

The amount of each monthly payment per $1,000 placed under this option will not be less than amounts shown in the next table. We will furnish monthly amounts for any adjusted age not shown at your request, without charge.

OPTION C TABLE

                                         LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
--------------------------------------------------------------------------------------------
                                             10 YEARS          15 YEARS          20 YEARS
ADJUSTED AGE PAYEE                        MALE    FEMALE    MALE    FEMALE    MALE    FEMALE
50                                       $ 4.22   $ 3.89   $ 4.17   $ 3.86   $ 4.08   $ 3.82
55                                         4.62     4.22     4.53     4.18     4.39     4.11
60                                         5.14     4.66     4.96     4.57     5.71     4.44
65                                         5.81     5.22     5.46     5.05     5.02     4.79
70                                         6.61     5.96     5.96     5.60     5.27     5.12
75                                         7.49     6.89     6.38     6.14     5.42     5.35

VUL IV - NY/VUL IV ES - NY

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

               PAYMENT PERIOD                 MONTHLY PAYMENT PER $1,000
                  (YEARS)                       PLACED UNDER OPTION B
                    10                                $   9.61
                    15                                    6.87
                    20                                    5.51
                    25                                    4.71
                    30                                    4.18

We will furnish monthly amounts for other payment periods at your request, without charge.


                         IDS LIFE OF NEW YORK ACCOUNT 8

OPTION C-- LIFETIME INCOME: We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.

OPTION C TABLE

                                                   LIFE INCOME PER $1,000 WITH PAYMENTS GUARANTEED FOR
-------------------------------------------------------------------------------------------------------
AGE               BEGINNING                           5 YEARS            10 YEARS           15 YEARS
PAYEE              IN YEAR                        MALE     FEMALE     MALE    FEMALE     MALE    FEMALE
65                  2005                         $ 5.28    $ 4.68    $ 5.16   $ 4.63    $ 4.96   $ 4.54
                    2010                           5.19      4.61      5.08     4.57      4.90     4.49
                    2015                           5.11      4.55      5.01     4.51      4.84     4.43
                    2020                           5.03      4.49      4.94     4.45      4.78     4.39
                    2025                           4.95      4.43      4.87     4.40      4.73     4.34
                    2030                           4.88      4.38      4.81     4.35      4.68     4.30
70                  2005                           6.15      5.37      5.88     5.26      5.49     5.07
                    2010                           6.03      5.28      5.79     5.18      5.42     5.00
                    2015                           5.92      5.19      5.70     5.10      5.36     4.94
                    2020                           5.81      5.10      5.61     5.03      5.30     4.88
                    2025                           5.71      5.03      5.53     4.96      5.24     4.83
                    2030                           5.61      4.95      5.45     4.89      5.18     4.77
75                  2005                           7.30      6.36      6.74     6.09      6.01     5.67
                    2010                           7.14      6.23      6.63     5.99      5.95     5.60
                    2015                           6.99      6.10      6.52     5.89      5.90     5.54
                    2020                           6.84      5.99      6.42     5.79      5.84     5.47
                    2025                           6.71      5.88      6.32     5.71      5.78     5.41
                    2030                           6.58      5.78      6.23     5.62      5.73     5.35
85                  2005                          10.68      9.65      8.52     8.14      6.73     6.64
                    2010                          10.45      9.41      8.44     8.04      6.72     6.62
                    2015                          10.22      9.19      8.36     7.93      6.70     6.59
                    2020                          10.00      8.98      8.27     7.83      6.68     6.57
                    2025                           9.79      8.78      8.19     7.74      6.67     6.54
                    2030                           9.60      8.59      8.11     7.64      6.65     6.52


The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (220 South Sixth Street, Suite 1400, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

FINANCIAL INFORMATION


Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2003 and 2002, and for each of the three years in the period ended Dec. 31, 2003, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Succession Select Variable Life Insurance, IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life, IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life III, IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life IV and IDS Life of New York Account 8 - IDS Life of New York Variable Universal Life IV - Estate Series at Dec. 31, 2003, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the SAI in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


                         IDS LIFE OF NEW YORK ACCOUNT 8

ANNUAL FINANCIAL INFORMATION

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF DIRECTORS
IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the 82 segregated asset subaccounts of IDS Life of New York Account 8, referred to in Note 1, as of December 31, 2003, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 with the affiliated and unaffiliated mutual fund managers and the unit investment trust sponsor. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the 82 segregated asset subaccounts of IDS Life of New York Account 8, referred to in Note 1, at December 31, 2003, and the individual results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                     /s/ Ernst & Young LLP


Minneapolis, Minnesota
March 19, 2004

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003                                              YEI            YEQ            YGS            YIN            YIT
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    121,832   $ 69,148,104   $  1,371,684   $  6,272,309  $ 16,155,574
                                                           -----------------------------------------------------------------------
    at market value                                        $    148,756   $ 40,050,116   $  1,382,050   $  6,306,064  $ 11,655,494
Dividends receivable                                                 --             --          4,335         20,620            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     38            455          6,329             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    148,794     40,050,571      1,392,714      6,326,684    11,655,494
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  118         32,597          1,126          5,182         9,484
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --          2,435         1,749
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   118         32,597          1,126          7,617        11,233
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           148,676     40,017,974      1,391,588      6,319,067    11,644,261
Net assets applicable to seed money                                  --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    148,676   $ 40,017,974   $  1,391,588   $  6,319,067  $ 11,644,261
==================================================================================================================================
Accumulation units outstanding                                  128,543     12,987,622        491,805      2,139,380     7,291,049
==================================================================================================================================
Net asset value per accumulation unit                      $       1.16   $       3.08   $       2.83   $       2.95  $       1.60
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YMA            YMM            YBC            YCR            YCM
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $ 35,377,741   $  2,833,498   $    101,314   $    182,398  $  1,104,193
                                                           -----------------------------------------------------------------------
    at market value                                        $ 29,027,989   $  2,833,474   $    111,634   $    202,167  $  1,104,193
Dividends receivable                                                 --          1,673             --             --           443
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --            958             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 29,027,989      2,835,147        112,592        202,167     1,104,636
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               23,651          2,386             91            160           900
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                         1,078          1,051             --            458           206
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                24,729          3,437             91            618         1,106
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                        29,003,260      2,831,710        112,501        201,549     1,103,530
Net assets applicable to seed money                                  --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 29,003,260   $  2,831,710   $    112,501   $    201,549  $  1,103,530
==================================================================================================================================
Accumulation units outstanding                                9,390,615      1,542,156        146,287        290,414     1,080,819
==================================================================================================================================
Net asset value per accumulation unit                      $       3.09   $       1.84   $       0.77   $       0.69  $       1.02
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YBD            YDE            YEM            YES            YGB
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $  2,525,472   $  2,500,564   $    131,477   $      4,152  $    527,707
                                                           -----------------------------------------------------------------------
    at market value                                        $  2,556,231   $  2,908,016   $    150,666   $      4,288  $    559,298
Dividends receivable                                              8,182             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    895             --             --             57           132
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  2,565,308      2,908,016        150,666          4,345       559,430
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                2,090          2,242            128              4           451
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --            329              3             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 2,090          2,571            131              4           451
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                         2,563,218      2,905,445        150,535          4,319       558,979
Net assets applicable to seed money                                  --             --             --             22            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  2,563,218   $  2,905,445   $    150,535   $      4,341  $    558,979
==================================================================================================================================
Accumulation units outstanding                                2,196,689      2,516,893        127,113          3,900       413,640
==================================================================================================================================
Net asset value per accumulation unit                      $       1.17   $       1.15   $       1.18   $       1.11  $       1.35
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YGR            YEX            YIE            YMF            YND
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    743,767   $  1,815,755   $    121,547   $    414,728  $  5,505,536
                                                           -----------------------------------------------------------------------
    at market value                                        $    783,754   $  1,932,984   $    136,566   $    436,764  $  5,786,598
Dividends receivable                                                 --         12,626             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    650          3,040          1,345             --           754
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    784,404      1,948,650        137,911        436,764     5,787,352
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  604          1,596            107            336         4,666
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --            187            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   604          1,596            107            523         4,666
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           783,800      1,947,054        137,804        436,241     5,782,686
Net assets applicable to seed money                                  --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    783,800   $  1,947,054   $    137,804   $    436,241  $  5,782,686
==================================================================================================================================
Accumulation units outstanding                                1,454,783      1,704,147        248,600        514,959     8,149,264
==================================================================================================================================
Net asset value per accumulation unit                      $       0.54   $       1.14   $       0.55   $       0.85  $       0.71
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YPS            YIV            YFI            YSM            YST
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $      6,061   $  2,469,730   $  1,283,946   $    462,869  $        957
                                                           -----------------------------------------------------------------------
    at market value                                        $      6,345   $  2,715,337   $  1,275,152   $    575,966  $        969
Dividends receivable                                                 --             --          2,808             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --          5,186            173             32            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,345      2,720,523      1,278,133        575,998           969
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    4          2,164          1,044            454            --
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     4          2,164          1,044            454            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                             6,317      2,718,359      1,277,089        575,544           958
Net assets applicable to seed money                                  24             --             --             --            11
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,341   $  2,718,359   $  1,277,089   $    575,544  $        969
==================================================================================================================================
Accumulation units outstanding                                    5,371      3,339,112      1,139,170        527,389           874
==================================================================================================================================
Net asset value per accumulation unit                      $       1.18   $       0.81   $       1.12   $       1.09  $       1.10
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YSA            YCA            YAC            YCD            YAD
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    221,527   $    214,893   $      2,472   $    300,138  $      1,730
                                                           -----------------------------------------------------------------------
    at market value                                        $    217,712   $    227,423   $      2,520   $    345,957  $      1,817
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             37             --             43             6
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                              --            181            101            281             1
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    217,712        227,641          2,621        346,281         1,824
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  175            181              1            281             1
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                             4             --            100             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             37             --             43            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   179            218            101            324             1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           217,533        227,423          2,487        345,957         1,800
Net assets applicable to seed money                                  --             --             33             --            23
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    217,533   $    227,423   $      2,520   $    345,957  $      1,823
==================================================================================================================================
Accumulation units outstanding                                  659,853        348,112          2,218        361,232         1,572
==================================================================================================================================
Net asset value per accumulation unit                      $       0.33   $       0.65   $       1.12   $       0.96  $       1.15
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YGI            YAL            YAB            YIR            YAI
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $ 23,637,726   $     17,666   $      2,277   $    963,365  $      8,458
                                                           -----------------------------------------------------------------------
    at market value                                        $ 20,865,727   $     18,621   $      2,391   $  1,035,203  $      8,941
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    446            172             --            141            27
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                          17,070             12              1            847             6
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                 20,883,243         18,805          2,392      1,036,191         8,974
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                               17,070             12              1            847             6
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         446            172             --            141            27
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                17,516            184              1            988            33
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                        20,865,727         18,588          2,368      1,035,203         8,930
Net assets applicable to seed money                                  --             33             23             --            11
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $ 20,865,727   $     18,621   $      2,391   $  1,035,203  $      8,941
==================================================================================================================================
Accumulation units outstanding                               14,863,194         16,615          2,030      1,507,876         7,850
==================================================================================================================================
Net asset value per accumulation unit                      $       1.40   $       1.12   $       1.17   $       0.69  $       1.14
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YVL            YAV            YSB            YEG            YSC
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $  3,650,711   $     12,145   $    259,517   $    188,915  $    298,259
                                                           -----------------------------------------------------------------------
    at market value                                        $  4,223,539   $     12,872   $    275,519   $    207,808  $    343,594
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  1,810             --          3,495             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           3,404            923            220            558           294
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,228,753         13,795        279,234        208,366       343,888
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                3,404              8            220            148           281
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --            915             --            410            13
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       1,810             --          3,495             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 5,214            923          3,715            558           294
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                         4,223,539         12,861        275,519        207,808       343,594
Net assets applicable to seed money                                  --             11             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,223,539   $     12,872   $    275,519   $    207,808  $    343,594
==================================================================================================================================
Accumulation units outstanding                                3,179,273         11,295        311,951        262,024       564,263
==================================================================================================================================
Net asset value per accumulation unit                      $       1.33   $       1.14   $       0.88   $       0.79  $       0.61
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YCG            YGC            YFG            YMP            YFM
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $      1,536   $  4,466,420   $     49,851   $  4,661,381  $     90,552
                                                           -----------------------------------------------------------------------
    at market value                                        $      1,577   $  4,893,183   $     51,784   $  5,887,309  $     97,017
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    172          6,246             --          2,674            15
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               1          3,891            133          4,764            71
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,750      4,903,320         51,917      5,894,747        97,103
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    1          3,891             36          4,764            71
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             97             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         172          6,246             --          2,674            15
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   173         10,137            133          7,438            86
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                             1,577      4,893,183         51,763      5,887,309        96,982
Net assets applicable to seed money                                  --             --             21             --            35
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,577   $  4,893,183   $     51,784   $  5,887,309  $     97,017
==================================================================================================================================
Accumulation units outstanding                                    1,412      5,423,541         48,375      4,844,506        81,966
==================================================================================================================================
Net asset value per accumulation unit                      $       1.12   $       0.90   $       1.07   $       1.22  $       1.18
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YOS            YFO            YRE            YSV            YMS
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    791,944   $     17,165   $  1,652,894   $    619,395  $     13,690
                                                           -----------------------------------------------------------------------
    at market value                                        $    943,374   $     18,466   $  2,053,109   $    758,832  $     14,649
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           1,228             13          2,031            752           604
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    944,602         18,479      2,055,140        759,584        15,253
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  734             13          1,655            616            11
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                           494             --            376            136           593
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,228             13          2,031            752           604
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           943,374         18,442      2,053,109        758,832        14,627
Net assets applicable to seed money                                  --             24             --             --            22
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    943,374   $     18,466   $  2,053,109   $    758,832  $     14,649
==================================================================================================================================
Accumulation units outstanding                                1,119,166         15,233      1,304,659        529,331        13,110
==================================================================================================================================
Net asset value per accumulation unit                      $       0.84   $       1.21   $       1.57   $       1.43  $       1.12
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YIF            YSE            YUE            YMC            YID
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $  1,481,437   $    391,066   $    499,019   $  2,658,075  $         39
                                                           -----------------------------------------------------------------------
    at market value                                        $  1,692,372   $    490,771   $    556,188   $  3,110,427  $         40
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    128             --             54            238            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           1,397          1,311            428          2,505           310
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  1,693,897        492,082        556,670      3,113,170           350
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                1,397            401            428          2,505            --
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --            910             --             --           310
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         128             --             54            238            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 1,525          1,311            482          2,743           310
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                         1,692,372        490,771        556,188      3,110,427            18
Net assets applicable to seed money                                  --             --             --             --            22
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  1,692,372   $    490,771   $    556,188   $  3,110,427  $         40
==================================================================================================================================
Accumulation units outstanding                                1,870,193        392,778        674,910      2,169,159            16
==================================================================================================================================
Net asset value per accumulation unit                      $       0.90   $       1.25   $       0.82   $       1.43  $       1.15
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YFS            YTC            YTL            YGT            YIG
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $      1,331   $      6,966   $        984   $    199,984  $  1,299,143
                                                           -----------------------------------------------------------------------
    at market value                                        $      1,375   $      6,943   $      1,015   $    211,075  $  1,416,280
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     --             --             --              6            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               1              5              1            166         1,256
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      1,376          6,948          1,016        211,247     1,417,536
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    1              5              1            166         1,167
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            89
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          --             --             --              6            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     1              5              1            172         1,256
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                             1,353          6,920          1,004        211,075     1,416,280
Net assets applicable to seed money                                  22             23             11             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      1,375   $      6,943   $      1,015   $    211,075  $  1,416,280
==================================================================================================================================
Accumulation units outstanding                                    1,215          5,885            875        472,172     2,027,252
==================================================================================================================================
Net asset value per accumulation unit                      $       1.11   $       1.18   $       1.15   $       0.45  $       0.70
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YAG            YIP            YGW            YDS            YUT
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    326,432   $    789,646   $  1,169,052   $  1,345,900  $        653
                                                           -----------------------------------------------------------------------
    at market value                                        $    343,743   $    908,117   $  1,153,054   $  1,436,374  $        710
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    646            377          1,387             18            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                             286            727            944          1,199             1
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    344,675        909,221      1,155,385      1,437,591           711
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                  286            727            944          1,199             1
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         646            377          1,387             18            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   932          1,104          2,331          1,217             1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           343,743        908,117      1,153,054      1,436,374           687
Net assets applicable to seed money                                  --             --             --             --            23
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    343,743   $    908,117   $  1,153,054   $  1,436,374  $        710
==================================================================================================================================
Accumulation units outstanding                                  707,706      1,077,341      1,865,370      1,751,013           601
==================================================================================================================================
Net asset value per accumulation unit                      $       0.49   $       0.84   $       0.62   $       0.82  $       1.14
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YPE            YEU            YHS            YPH            YPI
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $      5,895   $         10   $      3,105   $    484,030  $     32,202
                                                           -----------------------------------------------------------------------
    at market value                                        $      6,351   $         12   $      3,313   $    529,938  $     34,839
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                    172             --             --          1,849            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                               5             --              3            426            27
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                      6,528             12          3,316        532,213        34,866
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                    5             --              3            426            27
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                         172             --             --          1,849            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   177             --              3          2,275            27
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                             6,329             --          3,291        529,938        34,816
Net assets applicable to seed money                                  22             12             22             --            23
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $      6,351   $         12   $      3,313   $    529,938  $     34,839
==================================================================================================================================
Accumulation units outstanding                                    5,705             --          3,040        426,609        29,986
==================================================================================================================================
Net asset value per accumulation unit                      $       1.11   $       1.19   $       1.08   $       1.24  $       1.16
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YIO            YNO            YVS            YMI            YSO
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $    486,507   $ 22,661,727   $    387,616   $  3,362,573  $      2,438
                                                           -----------------------------------------------------------------------
    at market value                                        $    573,415   $ 14,347,491   $    395,539   $  4,133,130  $      2,527
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                     45             --             --          1,669            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                             467         12,600            355          3,343             1
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                    573,927     14,360,091        395,894      4,138,142         2,528
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
   Mortality and expense risk fee                                   467         11,860            344          3,343             1
   Transaction charge                                                --             --             --             --            --
   Contract terminations                                             --            740             11             --            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                          45             --             --          1,669            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                   512         12,600            355          5,012             1
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                           573,415     14,347,491        395,539      4,133,130         2,505
Net assets applicable to seed money                                  --             --             --             --            22
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $    573,415   $ 14,347,491   $    395,539   $  4,133,130  $      2,527
==================================================================================================================================
Accumulation units outstanding                                  774,735     12,580,822        721,924      2,482,809         2,213
==================================================================================================================================
Net asset value per accumulation unit                      $       0.74   $       1.14   $       0.55   $       1.66  $       1.13
==================================================================================================================================

                                                                              SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
DECEMBER 31, 2003 (CONTINUED)                                  YVA            YIC            YSP            YAA            YWI
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                $  3,845,113   $  1,123,603   $  2,405,875   $      2,685  $      8,497
                                                           -----------------------------------------------------------------------
    at market value                                        $  4,803,221   $  1,373,223   $  2,962,742   $      2,730  $      9,268
Dividends receivable                                                 --             --             --             --            --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                  2,155            930          1,332             --            --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                           3,879          1,084          2,361             98             8
----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                  4,809,255      1,375,237      2,966,435          2,828         9,276
==================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                3,879          1,084          2,361              1             8
    Transaction charge                                               --             --             --             --            --
    Contract terminations                                            --             --             --             97            --
Payable to mutual funds, portfolios and the trust
  for investments purchased                                       2,155            930          1,332             --            --
----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 6,034          2,014          3,693             98             8
----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                         4,803,221      1,373,223      2,962,742          2,708         9,256
Net assets applicable to seed money                                  --             --             --             22            12
----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                           $  4,803,221   $  1,373,223   $  2,962,742   $      2,730  $      9,268
==================================================================================================================================
Accumulation units outstanding                                3,110,270      1,556,796      2,194,268          2,447         7,801
==================================================================================================================================
Net asset value per accumulation unit                      $       1.54   $       0.88   $       1.35   $       1.11  $       1.19
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF ASSETS AND LIABILITIES

                                                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                                                                     ----------------------------
DECEMBER 31, 2003 (CONTINUED)                                                                              YWS           Y04
ASSETS
Investments in shares of mutual funds, portfolios and
  units of the trust:
    at cost                                                                                             $   16,622   $    415,740
                                                                                                     ----------------------------
    at market value                                                                                     $   17,462   $    646,963
Dividends receivable                                                                                            --             --
Accounts receivable from IDS Life of New York
  for contract purchase payments                                                                                --             --
Receivable from mutual funds, portfolios and the trust
  for share redemptions                                                                                         13          1,375
---------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                17,475        648,338
=================================================================================================================================
LIABILITIES
Payable to IDS Life of New York for:
    Mortality and expense risk fee                                                                              13            530
    Transaction charge                                                                                          --            147
    Contract terminations                                                                                       --            915
Payable to mutual funds, portfolios and the trust
  for investments purchased                                                                                     --             --
---------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                               13          1,592
---------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Variable Life contracts in
  accumulation period                                                                                       17,450        646,746
Net assets applicable to seed money                                                                             12             --
---------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                                        $   17,462     $  646,746
=================================================================================================================================
Accumulation units outstanding                                                                              14,846        157,202
=================================================================================================================================
Net asset value per accumulation unit                                                                   $     1.18     $     4.11
=================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   YEI            YEQ            YGS            YIN           YIT
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      1,921   $         --   $     46,389   $    240,278  $    109,285
Variable account expenses                                           962        325,469         12,796         59,120        90,260
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                     959       (325,469)        33,593        181,158        19,025
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          19,927      3,815,336        292,500      1,000,212     1,216,344
    Cost of investments sold                                     22,221      7,720,188        286,183        996,434     2,048,878
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (2,294)    (3,904,852)         6,317          3,778      (832,534)
Distributions from capital gains                                     --             --         23,267             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    41,076     12,690,756        (47,701)        33,599     3,304,357
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   38,782      8,785,904        (18,117)        37,377     2,471,823
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     39,741   $  8,460,435   $     15,476   $    218,535  $  2,490,848
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       YMA            YMM            YBC            YCR           YCM
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $    483,219   $     23,015   $        700   $        546  $      5,567
Variable account expenses                                       239,089         30,180            718            789         9,896
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 244,130         (7,165)           (18)          (243)       (4,329)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       3,042,109      4,493,440         12,255         30,008     1,673,001
    Cost of investments sold                                  4,245,602      4,493,509         13,728         30,884     1,673,002
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (1,203,493)           (69)        (1,473)          (876)           (1)
Distributions from capital gains                                     --              3             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 6,235,994             69         22,505         24,467             2
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                5,032,501              3         21,032         23,591             1
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  5,276,631   $     (7,162)  $     21,014   $     23,348  $     (4,328)
==================================================================================================================================

                                                                                SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YBD            YDE            YEM           YES(1)         YGB
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $     87,263   $     27,422   $      1,900   $         --  $     31,806
Variable account expenses                                        22,022         15,580            922              5         3,916
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  65,241         11,842            978             (5)       27,890
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         399,018        124,057        238,078             90       134,980
    Cost of investments sold                                    395,017        139,392        221,927             89       128,936
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                  4,001        (15,335)        16,151              1         6,044
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    13,049        643,903         23,083            136        16,064
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   17,050        628,568         39,234            137        22,108
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     82,291   $    640,410   $     40,212   $        132  $     49,998
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       YGR            YEX            YIE            YMF           YND
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      1,036   $    113,022   $        806   $      5,777  $     31,657
Variable account expenses                                         4,376         13,408            766          2,323        42,159
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (3,340)        99,614             40          3,454       (10,502)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          67,351        443,065         61,732         40,759       494,947
    Cost of investments sold                                     71,773        435,829         61,595         43,715       516,885
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (4,422)         7,236            137         (2,956)      (21,938)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   100,007        206,953         22,620         48,260     1,042,567
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   95,585        214,189         22,757         45,304     1,020,629
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     92,245   $    313,803   $     22,797   $     48,758  $  1,010,127
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YPS(1)          YIV            YFI            YSM          YST(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $          1   $     22,882   $     29,171   $         --  $         --
Variable account expenses                                             8         17,130         11,420          3,055            --
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      (7)         5,752         17,751         (3,055)           --
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                             150        314,199        383,069         17,196             6
    Cost of investments sold                                        147        354,737        383,033         18,332             6
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      3        (40,538)            36         (1,136)           --
Distributions from capital gains                                     74             --          6,152             --            --
Net change in unrealized appreciation or
  depreciation of investments                                       284        517,096        (16,724)       142,701            12
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      361        476,558        (10,536)       141,565            12
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        354   $    482,310   $      7,215   $    138,510  $         12
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YSA            YCA           YAC(1)          YCD          YAD(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $         --   $         --   $         --   $         --  $         --
Variable account expenses                                         1,490          1,461              1          2,342             3
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (1,490)        (1,461)            (1)        (2,342)           (3)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          32,695         22,786            111         44,176            20
    Cost of investments sold                                     40,645         25,403            109         48,363            19
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,950)        (2,617)             2         (4,187)            1
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    49,733         45,864             48         84,665            87
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   41,783         43,247             50         80,478            88
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     40,293   $     41,786   $         49   $     78,136  $         85
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YGI           YAL(1)         YAB(1)          YIR          YAI(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $    189,408   $         --   $         --   $      4,844  $         --
Variable account expenses                                       165,596             18              2          6,901            11
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  23,812            (18)            (2)        (2,057)          (11)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                       1,437,546             27             63         72,696           210
    Cost of investments sold                                  1,898,086             27             62         78,203           208
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments               (460,540)            --              1         (5,507)            2
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 4,371,260            955            114        192,227           483
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                3,910,720            955            115        186,720           485
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  3,934,532   $        937   $        113   $    184,663  $        474
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YVL           YAV(1)          YSB            YEG           YSC
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $     32,059   $         --   $      4,832   $         --  $         --
Variable account expenses                                        29,032             13          1,596            770         2,320
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   3,027            (13)         3,236           (770)       (2,320)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         263,032          1,062         30,340         49,691       113,442
    Cost of investments sold                                    272,863          1,008         32,086         47,300       108,533
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (9,831)            54         (1,746)         2,391         4,909
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   853,815            727         29,397         24,857        98,827
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  843,984            781         27,651         27,248       103,736
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    847,011   $        768   $     30,887   $     26,478  $    101,416
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YCG(2)          YGC           YFG(1)          YMP          YFM(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $          5   $     26,333   $         --   $     10,222  $         --
Variable account expenses                                             1         29,930             64         36,441           128
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       4         (3,597)           (64)       (26,219)         (128)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                              50        130,668          1,347        216,486            67
    Cost of investments sold                                         48        132,565          1,327        216,556            63
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      2         (1,897)            20            (70)            4
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                        41        685,476          1,933      1,442,118         6,465
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       43        683,579          1,953      1,442,048         6,469
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         47   $    679,982   $      1,889   $  1,415,829  $      6,341
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YOS           YFO(1)          YRE            YSV          YMS(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      2,755   $         --   $     36,749   $      1,117  $         --
Variable account expenses                                         4,815             24         13,529          4,878            26
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,060)           (24)        23,220         (3,761)          (26)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          32,178            569        157,770         90,482           689
    Cost of investments sold                                     35,948            543        146,083         95,492           647
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,770)            26         11,687         (5,010)           42
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   223,656          1,301        420,125        167,240           959
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  219,886          1,327        431,812        162,230         1,001
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    217,826   $      1,303   $    455,032   $    158,469  $        975
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YIF            YSE            YUE            YMC          YID(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $     19,711   $        956   $      3,346   $     23,807  $         --
Variable account expenses                                        10,541          3,456          3,480         20,107            --
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                   9,170         (2,500)          (134)         3,700            --
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         157,335         65,465         51,123        207,559           312
    Cost of investments sold                                    165,008         59,541         51,110        203,658           299
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (7,673)         5,924             13          3,901            13
Distributions from capital gains                                     --         14,082             --         31,248            --
Net change in unrealized appreciation or
  depreciation of investments                                   356,315        132,234        105,628        556,442             1
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  348,642        152,240        105,641        591,591            14
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    357,812   $    149,740   $    105,507   $    595,291  $         14
==================================================================================================================================

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YFS(1)         YTC(1)         YTL(1)          YGT           YIG
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $          4   $         --   $         --   $         --  $     11,241
Variable account expenses                                             1              8              1          1,309        10,250
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                       3             (8)            (1)        (1,309)          991
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                               4             72              3         56,223       198,840
    Cost of investments sold                                          4             74              3         60,556       223,950
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                     --             (2)            --         (4,333)      (25,110)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                        44            (23)            31         60,078       379,301
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                       44            (25)            31         55,745       354,191
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $         47   $        (33)  $         30   $     54,436  $    355,182
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YAG            YIP            YGW            YDS          YUT(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $         --   $      1,914   $         --   $         --  $         --
Variable account expenses                                         2,574          5,101          8,322         10,689             1
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,574)        (3,187)        (8,322)       (10,689)           (1)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                          49,357         66,562         99,005        156,860            27
    Cost of investments sold                                     53,178         68,730        112,281        173,438            26
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (3,821)        (2,168)       (13,276)       (16,578)            1
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    90,916        165,457        199,154        361,251            57
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                   87,095        163,289        185,878        344,673            58
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $     84,521   $    160,102   $    177,556   $    333,984  $         57
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YPE(1)         YEU(1)         YHS(1)          YPH          YPI(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $         29   $         --   $         --   $     30,495  $         --
Variable account expenses                                            11             --              5          3,510            43
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                      18             --             (5)        26,985           (43)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                              19             --             78        119,590           212
    Cost of investments sold                                         18             --             76        117,333           207
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                      1             --              2          2,257             5
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                       456              2            208         55,392         2,637
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                      457              2            210         57,649         2,642
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $        475   $          2   $        205   $     84,634  $      2,599
==================================================================================================================================

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YIO            YNO            YVS            YMI          YSO(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      1,162   $         --   $         --   $         --  $         --
Variable account expenses                                         3,935        116,187          3,326         26,139             2
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  (2,773)      (116,187)        (3,326)       (26,139)           (2)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         225,197      1,420,547        111,773        325,091           142
    Cost of investments sold                                    224,419      2,596,500        121,683        308,427           136
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                    778     (1,175,953)        (9,910)        16,664             6
Distributions from capital gains                                     --             --             --        151,563            --
Net change in unrealized appreciation or
  depreciation of investments                                   136,040      4,795,385        118,015      1,046,615            89
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  136,818      3,619,432        108,105      1,214,842            95
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $    134,045   $  3,503,245   $    104,779   $  1,188,703  $         93
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF OPERATIONS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YVA            YIC            YSP           YAA(1)        YWI(1)
INVESTMENT INCOME
Dividend income from mutual funds, portfolios
  and the trust                                            $      6,823   $      1,839   $         --   $         12  $         --
Variable account expenses                                        31,784          7,000         16,684              1            14
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                 (24,961)        (5,161)       (16,684)            11           (14)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                         206,062        189,706        146,343            116           190
    Cost of investments sold                                    208,017        172,273        134,213            114           189
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                 (1,955)        17,433         12,130              2             1
Distributions from capital gains                                 68,643             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 1,216,826        325,536        660,481             45           771
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                1,283,514        342,969        672,611             47           772
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                $  1,258,553   $    337,808   $    655,927   $         58  $        758
==================================================================================================================================

                                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                                       ----------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                                                                  YWS(1)         Y04
INVESTMENT INCOME
Dividend income from mutual funds, portfolios and the trust                                             $         --  $         --
Variable account expenses                                                                                         24         7,816
----------------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                                                                  (24)       (7,816)
==================================================================================================================================
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments in
  mutual funds, portfolios and the trust:
    Proceeds from sales                                                                                          127       106,237
    Cost of investments sold                                                                                     124        67,960
----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments                                                                   3        38,277
Distributions from capital gains                                                                                  --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                                    840       (25,142)
----------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                                                                   843        13,135
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                             $        819  $      5,319
==================================================================================================================================

(1)  For the period Aug. 18, 2003 (commencement of operations) to Dec. 31, 2003.
(2)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003                                   YEI            YEQ            YGS            YIN           YIT
OPERATIONS
Investment income (loss) -- net                            $        959   $   (325,469)  $     33,593   $    181,158  $     19,025
Net realized gain (loss) on sales of investments                 (2,294)    (3,904,852)         6,317          3,778      (832,534)
Distributions from capital gains                                     --             --         23,267             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    41,076     12,690,756        (47,701)        33,599     3,304,357
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      39,741      8,460,435         15,476        218,535     2,490,848
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       23,340      5,447,889        192,667        633,076     1,524,936
Net transfers(1)                                                 11,655     (2,852,438)       136,915       (427,692)   (1,028,983)
Transfers for policy loans                                          193        (82,892)       (20,505)        (3,470)      (17,599)
Policy charges                                                   (5,038)    (2,696,788)       (98,097)      (480,763)     (619,601)
Contract terminations:
    Surrender benefits                                           (2,986)    (1,565,435)       (80,527)      (181,205)     (309,117)
    Death benefits                                                   --        (16,581)            --        (14,153)         (431)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   27,164     (1,766,245)       130,453       (474,207)     (450,795)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  81,771     33,323,784      1,245,659      6,574,739     9,604,208
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    148,676   $ 40,017,974   $  1,391,588   $  6,319,067  $ 11,644,261
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                           99,120     13,651,225        445,277      2,302,237     7,630,987
Contract purchase payments                                       26,483      2,033,662         68,395        216,570     1,149,299
Net transfers(1)                                                 11,373     (1,033,685)        53,712       (137,980)     (762,530)
Transfers for policy loans                                          232        (30,634)        (7,249)        (1,028)      (10,823)
Policy charges                                                   (5,431)    (1,047,382)       (39,626)      (173,589)     (483,275)
Contract terminations:
    Surrender benefits                                           (3,234)      (579,330)       (28,704)       (62,014)     (232,321)
    Death benefits                                                   --         (6,234)            --         (4,816)         (288)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                128,543     12,987,622        491,805      2,139,380     7,291,049
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       YMA            YMM            YBC            YCR           YCM
OPERATIONS
Investment income (loss) -- net                            $    244,130   $     (7,165)  $        (18)  $       (243) $     (4,329)
Net realized gain (loss) on sales of investments             (1,203,493)           (69)        (1,473)          (876)           (1)
Distributions from capital gains                                     --              3             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 6,235,994             69         22,505         24,467             2
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   5,276,631         (7,162)        21,014         23,348        (4,328)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,499,024      1,374,699         26,697         35,058       794,579
Net transfers(1)                                             (2,023,039)    (1,532,675)        23,271        129,448      (424,842)
Transfers for policy loans                                      (67,816)        52,858           (117)          (134)      (69,017)
Policy charges                                               (2,066,351)      (360,566)        (4,748)        (6,854)     (137,082)
Contract terminations:
    Surrender benefits                                       (1,136,859)      (180,344)        (1,640)            --       (30,011)
    Death benefits                                              (45,297)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,840,338)      (646,028)        43,463        157,518       133,627
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              25,566,967      3,484,900         48,024         20,683       974,231
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 29,003,260   $  2,831,710   $    112,501   $    201,549  $  1,103,530
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,071,203      1,893,767         78,876         38,164       950,420
Contract purchase payments                                    1,291,896        747,568         39,505         57,229       776,576
Net transfers(1)                                               (710,359)      (829,002)        37,531        206,058      (414,163)
Transfers for policy loans                                      (24,922)        28,754           (181)          (179)      (67,388)
Policy charges                                                 (804,739)      (200,732)        (7,121)       (10,858)     (135,289)
Contract terminations:
    Surrender benefits                                         (416,247)       (98,199)        (2,323)            --       (29,337)
    Death benefits                                              (16,217)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              9,390,615      1,542,156        146,287        290,414     1,080,819
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YBD            YDE            YEM           YES(2)         YGB
OPERATIONS
Investment income (loss) -- net                            $     65,241   $     11,842   $        978   $         (5) $     27,890
Net realized gain (loss) on sales of investments                  4,001        (15,335)        16,151              1         6,044
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    13,049        643,903         23,083            136        16,064
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      82,291        640,410         40,212            132        49,998
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      524,706        384,305         13,555          1,691        97,080
Net transfers(1)                                                 53,549        741,756         43,882          2,813       176,075
Transfers for policy loans                                      (13,131)       (12,117)           722             --        (2,273)
Policy charges                                                 (171,395)       (85,879)        (4,101)          (295)      (24,608)
Contract terminations:
    Surrender benefits                                          (91,758)       (53,373)        (3,902)            --        (3,531)
    Death benefits                                               (1,797)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  300,174        974,692         50,156          4,209       242,743
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,180,753      1,290,343         60,167             --       266,238
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,563,218   $  2,905,445   $    150,535   $      4,341  $    558,979
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,935,255      1,563,661         70,674             --       220,669
Contract purchase payments                                      455,739        405,201         14,106          1,543        76,405
Net transfers(1)                                                 47,650        710,102         50,405          2,633       140,452
Transfers for policy loans                                      (11,509)       (13,373)           670             --        (1,772)
Policy charges                                                 (148,985)       (91,982)        (4,173)          (276)      (19,361)
Contract terminations:
    Surrender benefits                                          (79,898)       (56,716)        (4,569)            --        (2,753)
    Death benefits                                               (1,563)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              2,196,689      2,516,893        127,113          3,900       413,640
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003 (CONTINUED)                       YGR            YEX            YIE            YMF           YND
OPERATIONS
Investment income (loss) -- net                            $     (3,340)  $     99,614   $         40   $      3,454  $    (10,502)
Net realized gain (loss) on sales of investments                 (4,422)         7,236            137         (2,956)      (21,938)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   100,007        206,953         22,620         48,260     1,042,567
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      92,245        313,803         22,797         48,758     1,010,127
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      161,929        383,381         33,476         87,630     1,207,378
Net transfers(1)                                                326,453        519,686         34,938        144,265       433,603
Transfers for policy loans                                        1,857        (16,321)           (36)          (905)      (50,760)
Policy charges                                                  (35,100)       (63,864)        (5,999)       (19,405)     (292,088)
Contract terminations:
    Surrender benefits                                          (19,692)       (55,798)        (1,717)        (3,070)     (289,954)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  435,447        767,084         60,662        208,515     1,008,179
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 256,108        866,167         54,345        178,968     3,764,380
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    783,800   $  1,947,054   $    137,804   $    436,241  $  5,782,686
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          572,111        940,509        124,434        251,766     6,545,663
Contract purchase payments                                      327,437        371,412         73,258        114,862     1,909,141
Net transfers(1)                                                663,647        523,109         67,218        178,753       682,819
Transfers for policy loans                                        3,569        (16,572)           (81)        (1,157)      (84,103)
Policy charges                                                  (71,221)       (61,589)       (12,881)       (25,382)     (467,076)
Contract terminations:
    Surrender benefits                                          (40,760)       (52,722)        (3,348)        (3,883)     (437,180)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,454,783      1,704,147        248,600        514,959     8,149,264
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YPS(2)          YIV            YFI            YSM          YST(2)
OPERATIONS
Investment income (loss) -- net                            $         (7)  $      5,752   $     17,751   $     (3,055) $         --
Net realized gain (loss) on sales of investments                      3        (40,538)            36         (1,136)           --
Distributions from capital gains                                     74             --          6,152             --            --
Net change in unrealized appreciation or
  depreciation of investments                                       284        517,096        (16,724)       142,701            12
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         354        482,310          7,215        138,510            12
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                        3,877        602,610        300,758        102,746           943
Net transfers(1)                                                  2,451        453,426         83,509        165,711            26
Transfers for policy loans                                           --         (4,215)       (11,862)           (48)           --
Policy charges                                                     (341)       (96,644)       (99,030)       (17,218)          (12)
Contract terminations:
    Surrender benefits                                               --       (126,295)       (41,313)        (4,275)           --
    Death benefits                                                   --         (5,236)            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,987        823,646        232,062        246,916           957
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      1,412,403      1,037,812        190,118            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,341   $  2,718,359   $  1,277,089   $    575,544  $        969
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      2,200,329        931,361        255,267            --
Contract purchase payments                                        3,444        850,154        269,178        115,719           861
Net transfers(1)                                                  2,232        630,066         89,265        180,834            24
Transfers for policy loans                                           --         (6,368)       (10,618)          (268)           --
Policy charges                                                     (305)      (142,725)      (103,068)       (19,622)          (11)
Contract terminations:
    Surrender benefits                                               --       (185,094)       (36,948)        (4,541)           --
    Death benefits                                                   --         (7,250)            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,371      3,339,112      1,139,170        527,389           874
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YSA            YCA           YAC(2)          YCD          YAD(2)
OPERATIONS
Investment income (loss) -- net                            $     (1,490)  $     (1,461)  $         (1)  $     (2,342) $         (3)
Net realized gain (loss) on sales of investments                 (7,950)        (2,617)             2         (4,187)            1
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    49,733         45,864             48         84,665            87
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      40,293         41,786             49         78,136            85
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       54,076         53,486            599         59,740            33
Net transfers(1)                                                 14,889         33,581          2,091         26,962         1,739
Transfers for policy loans                                          132         (1,141)            --           (277)           --
Policy charges                                                   (9,648)       (10,000)          (219)       (12,818)          (34)
Contract terminations:
    Surrender benefits                                           (6,130)        (5,083)            --         (9,878)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   53,319         70,843          2,471         63,729         1,738
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 123,921        114,794             --        204,092            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    217,533   $    227,423   $      2,520   $    345,957  $      1,823
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          479,837        225,503             --        285,845            --
Contract purchase payments                                      189,679         95,558            520         75,931            12
Net transfers(1)                                                 44,773         55,354          1,899         29,132         1,591
Transfers for policy loans                                          382         (1,813)            --           (370)           --
Policy charges                                                  (33,603)       (17,564)          (201)       (15,978)          (31)
Contract terminations:
    Surrender benefits                                          (21,215)        (8,926)            --        (13,328)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                659,853        348,112          2,218        361,232         1,572
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YGI           YAL(2)         YAB(2)          YIR          YAI(2)
OPERATIONS
Investment income (loss) -- net                            $     23,812   $        (18)  $         (2)  $     (2,057) $        (11)
Net realized gain (loss) on sales of investments               (460,540)            --              1         (5,507)            2
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 4,371,260            955            114        192,227           483
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   3,934,532            937            113        184,663           474
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    2,865,468          7,481          1,568        167,949         1,975
Net transfers(1)                                             (1,196,578)        10,469            937        146,001         6,982
Transfers for policy loans                                      (51,810)            --             --           (904)           --
Policy charges                                               (1,074,952)          (266)          (227)       (37,882)         (490)
Contract terminations:
    Surrender benefits                                         (542,180)            --             --         (4,426)           --
    Death benefits                                                 (912)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                     (964)        17,684          2,278        270,738         8,467
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              16,932,159             --             --        579,802            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 20,865,727   $     18,621   $      2,391   $  1,035,203  $      8,941
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,871,791             --             --      1,041,948            --
Contract purchase payments                                    2,361,966          7,024          1,383        286,617         1,830
Net transfers(1)                                               (963,662)         9,840            854        254,155         6,476
Transfers for policy loans                                      (44,118)            --             --         (2,619)           --
Policy charges                                                 (914,212)          (249)          (207)       (64,873)         (456)
Contract terminations:
    Surrender benefits                                         (447,844)            --             --         (7,352)           --
    Death benefits                                                 (727)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,863,194         16,615          2,030      1,507,876         7,850
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YVL           YAV(2)          YSB            YEG           YSC
OPERATIONS
Investment income (loss) -- net                            $      3,027   $        (13)  $      3,236   $       (770) $     (2,320)
Net realized gain (loss) on sales of investments                 (9,831)            54         (1,746)         2,391         4,909
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   853,815            727         29,397         24,857        98,827
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     847,011            768         30,887         26,478       101,416
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      738,972          3,287         90,917         22,016        66,680
Net transfers(1)                                                355,387          9,052         79,537        128,751         5,988
Transfers for policy loans                                      (22,430)            --             69         (2,243)        1,925
Policy charges                                                 (165,269)          (235)        (9,868)        (5,364)       (9,103)
Contract terminations:
    Surrender benefits                                         (104,308)            --         (9,191)        (4,171)       (3,181)
    Death benefits                                                 (868)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  801,484         12,104        151,464        138,989        62,309
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,575,044             --         93,168         42,341       179,869
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,223,539   $     12,872   $    275,519   $    207,808  $    343,594
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,475,202             --        124,757         75,965       434,856
Contract purchase payments                                      656,642          3,101        110,753         32,167       141,119
Net transfers(1)                                                310,668          8,411         99,948        171,570         9,704
Transfers for policy loans                                      (21,150)            --             78         (3,287)        3,643
Policy charges                                                 (147,351)          (217)       (12,230)        (7,601)      (18,013)
Contract terminations:
    Surrender benefits                                          (93,982)            --        (11,355)        (6,790)       (7,046)
    Death benefits                                                 (756)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,179,273         11,295        311,951        262,024       564,263
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YCG(3)          YGC           YFG(2)          YMP          YFM(2)
OPERATIONS
Investment income (loss) -- net                            $          4   $     (3,597)  $        (64)  $    (26,219) $       (128)
Net realized gain (loss) on sales of investments                      2         (1,897)            20            (70)            4
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                        41        685,476          1,933      1,442,118         6,465
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          47        679,982          1,889      1,415,829         6,341
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                            2        965,854         15,142        927,760        58,552
Net transfers(1)                                                  1,588      1,412,741         36,757        995,043        33,357
Transfers for policy loans                                           --         (7,474)            --        (28,737)           --
Policy charges                                                      (60)      (172,589)        (2,004)      (212,171)       (1,233)
Contract terminations:
    Surrender benefits                                               --        (51,945)            --        (86,701)           --
    Death benefits                                                   --             --             --         (1,251)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,530      2,146,587         49,895      1,593,943        90,676
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --      2,066,614             --      2,877,537            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,577   $  4,893,183   $     51,784   $  5,887,309  $     97,017
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --      2,805,554             --      3,250,659            --
Contract purchase payments                                            2      1,194,539         14,637        948,608        53,317
Net transfers(1)                                                  1,464      1,711,398         35,677        986,399        29,754
Transfers for policy loans                                           --         (9,313)            --        (32,775)           --
Policy charges                                                      (54)      (214,353)        (1,939)      (216,803)       (1,105)
Contract terminations:
    Surrender benefits                                               --        (64,284)            --        (90,304)           --
    Death benefits                                                   --             --             --         (1,278)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,412      5,423,541         48,375      4,844,506        81,966
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YOS           YFO(2)          YRE            YSV          YMS(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,060)  $        (24)  $     23,220   $     (3,761) $        (26)
Net realized gain (loss) on sales of investments                 (3,770)            26         11,687         (5,010)           42
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   223,656          1,301        420,125        167,240           959
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     217,826          1,303        455,032        158,469           975
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      176,654          3,992        370,286        121,519         7,852
Net transfers(1)                                                242,726         13,352        244,332         78,639         6,050
Transfers for policy loans                                        1,386             --          7,717        (17,278)           --
Policy charges                                                  (17,761)          (181)       (59,951)       (28,778)         (228)
Contract terminations:
    Surrender benefits                                           (7,336)            --        (45,349)       (17,296)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  395,669         17,163        517,035        136,806        13,674
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 329,879             --      1,081,042        463,557            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    943,374   $     18,466   $  2,053,109   $    758,832  $     14,649
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          555,349             --        924,112        423,218            --
Contract purchase payments                                      267,226          3,435        275,860        104,466         7,629
Net transfers(1)                                                331,440         11,957        176,139         56,476         5,696
Transfers for policy loans                                        1,954             --          4,901        (15,886)           --
Policy charges                                                  (26,096)          (159)       (44,766)       (24,478)         (215)
Contract terminations:
    Surrender benefits                                          (10,707)            --        (31,587)       (14,465)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,119,166         15,233      1,304,659        529,331        13,110
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YIF            YSE            YUE            YMC          YID(2)
OPERATIONS
Investment income (loss) -- net                            $      9,170   $     (2,500)  $       (134)  $      3,700  $         --
Net realized gain (loss) on sales of investments                 (7,673)         5,924             13          3,901            13
Distributions from capital gains                                     --         14,082             --         31,248            --
Net change in unrealized appreciation or
  depreciation of investments                                   356,315        132,234        105,628        556,442             1
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     357,812        149,740        105,507        595,291            14
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      287,776         94,963        134,915        548,739            33
Net transfers(1)                                                349,668          3,266         74,207        486,202            (3)
Transfers for policy loans                                      (19,599)           215          1,105         (1,396)           --
Policy charges                                                  (58,663)       (18,091)       (21,331)      (103,461)           (4)
Contract terminations:
    Surrender benefits                                          (16,909)       (13,070)        (6,470)       (54,358)           --
    Death benefits                                                   --             --             --         (1,233)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  542,273         67,283        182,426        874,493            26
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 792,287        273,748        268,255      1,640,643            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,692,372   $    490,771   $    556,188   $  3,110,427  $         40
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        1,147,191        317,003        417,680      1,455,865            --
Contract purchase payments                                      383,220         96,273        191,520        453,696            12
Net transfers(1)                                                468,298         11,839        103,355        391,266             8
Transfers for policy loans                                      (28,129)           138          1,613         (1,307)           --
Policy charges                                                  (78,041)       (19,970)       (29,893)       (84,770)           (4)
Contract terminations:
    Surrender benefits                                          (22,346)       (12,505)        (9,365)       (44,589)           --
    Death benefits                                                   --             --             --         (1,002)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,870,193        392,778        674,910      2,169,159            16
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YFS(2)         YTC(2)         YTL(2)          YGT           YIG
OPERATIONS
Investment income (loss) -- net                            $          3   $         (8)  $         (1)  $     (1,309) $        991
Net realized gain (loss) on sales of investments                     --             (2)            --         (4,333)      (25,110)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                        44            (23)            31         60,078       379,301
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                          47            (33)            30         54,436       355,182
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                           33          1,858             23         50,782       301,596
Net transfers(1)                                                  1,306          5,248            966         24,513      (107,839)
Transfers for policy loans                                           --             --             --           (868)         (453)
Policy charges                                                      (11)          (130)            (4)       (10,127)      (59,403)
Contract terminations:
    Surrender benefits                                               --             --             --         (3,202)      (29,416)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    1,328          6,976            985         61,098       104,485
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --         95,541       956,613
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      1,375   $      6,943   $      1,015   $    211,075  $  1,416,280
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        310,275     1,825,532
Contract purchase payments                                           13          1,575             12        141,270       534,770
Net transfers(1)                                                  1,212          4,423            867         60,413      (171,998)
Transfers for policy loans                                           --             --             --         (2,193)       (1,418)
Policy charges                                                      (10)          (113)            (4)       (27,720)     (105,626)
Contract terminations:
    Surrender benefits                                               --             --             --         (9,873)      (54,008)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  1,215          5,885            875        472,172     2,027,252
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YAG            YIP            YGW            YDS          YUT(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,574)  $     (3,187)  $     (8,322)  $    (10,689) $         (1)
Net realized gain (loss) on sales of investments                 (3,821)        (2,168)       (13,276)       (16,578)            1
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    90,916        165,457        199,154        361,251            57
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      84,521        160,102        177,556        333,984            57
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       91,094        139,577        271,575        287,959           238
Net transfers(1)                                                 (8,024)       255,703         96,481         19,134           473
Transfers for policy loans                                       (3,524)        (1,002)        (4,503)        (2,367)           --
Policy charges                                                  (17,903)       (17,385)       (59,835)       (70,089)          (58)
Contract terminations:
    Surrender benefits                                           (7,074)        (3,816)       (22,141)       (41,428)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   54,569        373,077        281,577        193,209           653
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 204,653        374,938        693,921        909,181            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    343,743   $    908,117   $  1,153,054   $  1,436,374  $        710
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          562,638        566,542      1,364,169      1,465,450            --
Contract purchase payments                                      222,078        193,376        486,577        415,714           203
Net transfers(1)                                                 (7,931)       347,857        168,258         30,796           453
Transfers for policy loans                                       (8,591)        (1,485)        (8,246)        (2,965)           --
Policy charges                                                  (42,638)       (24,101)      (107,055)       (99,837)          (55)
Contract terminations:
    Surrender benefits                                          (17,850)        (4,848)       (38,333)       (58,145)           --
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                707,706      1,077,341      1,865,370      1,751,013           601
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                    YPE(2)         YEU(2)         YHS(2)          YPH          YPI(2)
OPERATIONS
Investment income (loss) -- net                            $         18   $         --   $         (5)  $     26,985  $        (43)
Net realized gain (loss) on sales of investments                      1             --              2          2,257             5
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                       456              2            208         55,392         2,637
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                         475              2            205         84,634         2,599
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                          553             10            535         85,356        30,808
Net transfers(1)                                                  5,431             --          2,709        148,540         1,623
Transfers for policy loans                                           --             --             --          3,106            --
Policy charges                                                     (108)            --           (136)       (13,136)         (191)
Contract terminations:
    Surrender benefits                                               --             --             --         (6,811)           --
    Death benefits                                                   --             --             --         (1,548)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                    5,876             10          3,108        215,507        32,240
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                      --             --             --        229,797            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $      6,351   $         12   $      3,313   $    529,938  $     34,839
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                               --             --             --        231,985            --
Contract purchase payments                                          504             --            501         75,221        28,643
Net transfers(1)                                                  5,304             --          2,671        136,006         1,519
Transfers for policy loans                                           --             --             --          2,822            --
Policy charges                                                     (103)            --           (132)       (11,646)         (176)
Contract terminations:
    Surrender benefits                                               --             --             --         (6,429)           --
    Death benefits                                                   --             --             --         (1,350)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                  5,705             --          3,040        426,609        29,986
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YIO            YNO            YVS            YMI          YSO(2)
OPERATIONS
Investment income (loss) -- net                            $     (2,773)  $   (116,187)  $     (3,326)  $    (26,139) $         (2)
Net realized gain (loss) on sales of investments                    778     (1,175,953)        (9,910)        16,664             6
Distributions from capital gains                                     --             --             --        151,563            --
Net change in unrealized appreciation or
  depreciation of investments                                   136,040      4,795,385        118,015      1,046,615            89
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     134,045      3,503,245        104,779      1,188,703            93
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      121,163      2,460,810        107,751        597,887         1,420
Net transfers(1)                                                 34,464     (1,448,191)       (78,567)       616,614         1,253
Transfers for policy loans                                          836        (18,816)        (2,292)       (15,819)           --
Policy charges                                                  (22,759)      (810,398)       (18,767)      (139,491)         (239)
Contract terminations:
    Surrender benefits                                          (14,672)      (460,376)        (3,904)       (94,802)           --
    Death benefits                                               (1,727)        (2,079)            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  117,305       (279,050)         4,221        964,389         2,434
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 322,065     11,123,296        286,539      1,980,038            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    573,415   $ 14,347,491   $    395,539   $  4,133,130  $      2,527
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          574,343     12,827,779        690,151      1,758,262            --
Contract purchase payments                                      202,396      2,521,711        236,381        461,990         1,241
Net transfers(1)                                                 61,540     (1,424,505)      (152,056)       461,332         1,194
Transfers for policy loans                                        1,350        (21,213)        (4,953)       (15,140)           --
Policy charges                                                  (37,397)      (852,049)       (39,547)      (106,279)         (222)
Contract terminations:
    Surrender benefits                                          (24,664)      (468,846)        (8,052)       (77,356)           --
    Death benefits                                               (2,833)        (2,055)            --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                774,735     12,580,822        721,924      2,482,809         2,213
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                     YVA           YIC             YSP           YAA(2)        YWI(2)
OPERATIONS
Investment income (loss) -- net                            $    (24,961)  $     (5,161)  $    (16,684)  $         11  $        (14)
Net realized gain (loss) on sales of investments                 (1,955)        17,433         12,130              2             1
Distributions from capital gains                                 68,643             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                 1,216,826        325,536        660,481             45           771
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                   1,258,553        337,808        655,927             58           758
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      761,706        201,336        481,775            364         6,536
Net transfers(1)                                                453,067        428,846        895,756          2,487         2,111
Transfers for policy loans                                      (50,502)         1,832          4,939             --            --
Policy charges                                                 (144,949)       (42,085)       (99,606)          (179)         (137)
Contract terminations:
    Surrender benefits                                          (94,463)       (15,380)       (52,152)            --            --
    Death benefits                                               (1,087)          (893)        (1,855)            --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  923,772        573,656      1,228,857          2,672         8,510
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                               2,620,896        461,759      1,077,958             --            --
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  4,803,221   $  1,373,223   $  2,962,742   $      2,730  $      9,268
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                        2,397,087        772,204      1,133,052             --            --
Contract purchase payments                                      606,691        290,474        420,659            323         5,983
Net transfers(1)                                                342,462        578,793        773,009          2,290         1,942
Transfers for policy loans                                      (43,768)         2,266          4,229             --            --
Policy charges                                                 (116,234)       (63,239)       (87,956)          (166)         (124)
Contract terminations:
    Surrender benefits                                          (75,120)       (22,410)       (47,128)            --            --
    Death benefits                                                 (848)        (1,292)        (1,597)            --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              3,110,270      1,556,796      2,194,268          2,447         7,801
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                                                                       ----------------------------
PERIOD ENDED DECEMBER 31, 2003 (CONTINUED)                                                                  YWS(2)         Y04
OPERATIONS
Investment income (loss) -- net                                                                         $        (24) $     (7,816)
Net realized gain (loss) on sales of investments                                                                   3        38,277
Distributions from capital gains                                                                                  --            --
Net change in unrealized appreciation or
  depreciation of investments                                                                                    840       (25,142)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                                                                      819         5,319
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                                                                    12,654        47,059
Net transfers(1)                                                                                               4,269       (37,550)
Transfers for policy loans                                                                                        --        (5,761)
Policy charges                                                                                                  (280)      (47,469)
Contract terminations:
    Surrender benefits                                                                                            --       (20,880)
    Death benefits                                                                                                --        (2,062)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                                                                16,643       (66,663)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                                                                   --       708,090
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                                               $     17,462  $    646,746
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                                                                            --       173,397
Contract purchase payments                                                                                    11,330        11,449
Net transfers(1)                                                                                               3,764        (9,436)
Transfers for policy loans                                                                                        --        (1,410)
Policy charges                                                                                                  (248)      (11,216)
Contract terminations:
    Surrender benefits                                                                                            --        (5,080)
    Death benefits                                                                                                --          (502)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                                                              14,846       157,202
==================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.
(2)  For the period Aug. 18, 2003 (commencement of operations) to Dec. 31, 2003.
(3)  For the period Dec. 8, 2003 (commencement of operations) to Dec. 31, 2003.

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002                                   YEQ            YEI            YGS            YIN           YIT
OPERATIONS
Investment income (loss) -- net                            $   (229,276)  $        393   $     34,673   $    273,347  $    (18,055)
Net realized gain (loss) on sales of investments             (5,055,508)        (1,147)         4,980        (17,866)   (1,202,138)
Distributions from capital gains                                     --            107             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                               (13,357,364)       (13,720)        46,804        181,017    (1,026,386)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                 (18,642,148)       (14,367)        86,457        436,498    (2,246,579)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    6,785,150         25,039        113,205        613,662     1,956,088
Net transfers(1)                                             (4,671,548)        47,625        305,872       (166,395)   (1,981,568)
Transfers for policy loans                                     (163,173)           291          9,799         (5,245)      (56,771)
Policy charges                                               (3,089,728)        (3,487)       (83,892)      (485,798)     (713,517)
Contract terminations:
    Surrender benefits                                       (2,041,691)          (832)       (31,942)      (202,294)     (387,483)
    Death benefits                                              (24,800)            --         (6,746)        (4,207)       (5,038)
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (3,205,790)        68,636        306,296       (250,277)   (1,188,289)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              55,171,722         27,502        852,906      6,388,518    13,039,076
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 33,323,784   $     81,771   $  1,245,659   $  6,574,739  $  9,604,208
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       14,771,075         26,777        332,451      2,394,245     8,457,563
Contract purchase payments                                    2,340,078         28,347         42,207        223,923     1,393,291
Net transfers(1)                                             (1,615,995)        48,417        112,650        (59,675)   (1,385,305)
Transfers for policy loans                                      (46,754)           284          3,785         (2,015)      (39,971)
Policy charges                                               (1,062,270)        (3,867)       (31,266)      (177,408)     (502,341)
Contract terminations:
    Surrender benefits                                         (725,739)          (838)       (12,080)       (75,294)     (288,513)
    Death benefits                                               (9,170)            --         (2,470)        (1,539)       (3,737)
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             13,651,225         99,120        445,277      2,302,237     7,630,987
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YMA            YMM            YBC            YCR           YCM
OPERATIONS
Investment income (loss) -- net                            $    251,551   $     13,314   $        (33)  $        (94) $      1,529
Net realized gain (loss) on sales of investments             (1,206,674)            23           (546)        (4,203)          (11)
Distributions from capital gains                                     --            182             --          1,659            --
Net change in unrealized appreciation or
  depreciation of investments                                (7,578,521)          (198)       (10,513)        (4,988)           12
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (8,533,644)        13,321        (11,092)        (7,626)        1,530
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    4,200,171      1,572,679         22,923         13,524       719,863
Net transfers(1)                                             (2,572,096)      (812,710)         5,489          5,948      (175,022)
Transfers for policy loans                                      (42,029)       (20,039)            --         (2,498)      (10,743)
Policy charges                                               (2,340,792)      (393,295)        (3,809)        (2,931)     (102,459)
Contract terminations:
    Surrender benefits                                       (1,032,734)      (204,520)           (79)            --        (2,462)
    Death benefits                                              (35,150)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,822,630)       142,115         24,524         14,043       429,177
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              35,923,241      3,329,464         34,592         14,266       543,524
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 25,566,967   $  3,484,900   $     48,024   $     20,683  $    974,231
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       10,735,398      1,816,416         43,561         20,340       531,602
Contract purchase payments                                    1,479,621        856,227         34,035         21,001       702,781
Net transfers(1)                                               (893,361)      (442,625)         7,065          5,901      (171,040)
Transfers for policy loans                                      (10,341)       (10,905)            --         (4,237)      (10,486)
Policy charges                                                 (839,111)      (211,377)        (5,640)        (4,841)      (99,797)
Contract terminations:
    Surrender benefits                                         (387,746)      (113,969)          (145)            --        (2,640)
    Death benefits                                              (13,257)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             10,071,203      1,893,767         78,876         38,164       950,420
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YBD            YDE            YEM            YGB           YGR
OPERATIONS
Investment income (loss) -- net                            $     60,982   $      7,714   $       (295)  $      5,890  $     (1,510)
Net realized gain (loss) on sales of investments                 (2,601)        (6,099)        (1,144)           855        (9,938)
Distributions from capital gains                                     --          2,881             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                    22,711       (244,502)        (3,660)        16,935       (43,965)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      81,092       (240,006)        (5,099)        23,680       (55,413)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      342,783        252,051         19,232         35,654       110,947
Net transfers(1)                                              1,146,621        659,472         34,637        123,947       101,708
Transfers for policy loans                                      (11,933)        (2,500)            10             10         2,001
Policy charges                                                 (127,971)       (52,192)        (1,453)       (10,053)      (17,688)
Contract terminations:
    Surrender benefits                                          (36,556)        (6,977)          (102)          (403)      (11,456)
    Death benefits                                               (8,069)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,304,875        849,854         52,324        149,155       185,512
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 794,786        680,495         12,942         93,403       126,009
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  2,180,753   $  1,290,343   $     60,167   $    266,238  $    256,108
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          737,760        661,750         14,239         88,217       205,883
Contract purchase payments                                      313,823        282,004         20,527         32,132       216,067
Net transfers(1)                                              1,052,489        689,683         37,657        109,592       208,567
Transfers for policy loans                                      (10,799)        (2,973)            13              9         3,762
Policy charges                                                 (114,525)       (57,325)        (1,643)        (8,905)      (32,972)
Contract terminations:
    Surrender benefits                                          (36,080)        (9,478)          (119)          (376)      (29,196)
    Death benefits                                               (7,413)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,935,255      1,563,661         70,674        220,669       572,111
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YEX            YIE            YMF            YND           YIV
OPERATIONS
Investment income (loss) -- net                            $     45,744   $         40   $      2,401   $    (11,185) $      1,325
Net realized gain (loss) on sales of investments                (11,337)          (162)        (7,202)       (47,244)      (55,028)
Distributions from capital gains                                     --             45         10,372          2,368            --
Net change in unrealized appreciation or
  depreciation of investments                                   (76,839)        (6,835)       (23,852)      (732,836)     (267,680)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (42,432)        (6,912)       (18,281)      (788,897)     (321,383)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      294,544         16,153         68,773      1,137,329       452,027
Net transfers(1)                                                302,743         33,577         42,776      1,552,822       516,842
Transfers for policy loans                                       (9,650)          (115)          (651)       (19,095)          168
Policy charges                                                  (44,165)        (3,015)       (15,922)      (214,109)      (73,671)
Contract terminations:
    Surrender benefits                                           (5,224)            --         (5,905)       (54,571)      (18,945)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  538,248         46,600         89,071      2,402,376       876,421
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 370,351         14,657        108,178      2,150,901       857,365
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    866,167   $     54,345   $    178,968   $  3,764,380  $  1,412,403
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          372,704         27,197        131,326      2,894,751     1,027,037
Contract purchase payments                                      313,349         34,450         92,320      1,754,319       637,692
Net transfers(1)                                                318,912         69,394         58,730      2,353,335       662,594
Transfers for policy loans                                      (10,622)          (247)          (925)       (30,736)          322
Policy charges                                                  (45,741)        (6,360)       (21,122)      (329,489)     (102,324)
Contract terminations:
    Surrender benefits                                           (8,093)            --         (8,563)       (96,517)      (24,992)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                940,509        124,434        251,766      6,545,663     2,200,329
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YFI            YSM            YSA            YCA           YCD
OPERATIONS
Investment income (loss) -- net                            $      9,869   $     (1,431)  $     (1,095)  $       (834) $     (1,626)
Net realized gain (loss) on sales of investments                    251           (740)        (6,170)        (2,082)       (7,460)
Distributions from capital gains                                  4,241             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                     8,030        (32,165)       (41,812)       (24,039)      (39,227)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      22,391        (34,336)       (49,077)       (26,955)      (48,313)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      108,530         64,565         60,655         54,300        62,050
Net transfers(1)                                                810,094         66,149            362         34,634        71,162
Transfers for policy loans                                       (1,244)            26           (171)          (857)         (658)
Policy charges                                                  (48,080)       (10,485)        (9,214)        (7,722)      (10,660)
Contract terminations:
    Surrender benefits                                             (115)            --             --             --          (740)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  869,185        120,255         51,632         80,355       121,154
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 146,236        104,199        121,366         61,394       131,251
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,037,812   $    190,118   $    123,921   $    114,794  $    204,092
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          137,637        115,002        316,802         90,451       143,098
Contract purchase payments                                       99,001         78,568        195,523         93,675        74,524
Net transfers(1)                                                739,874         74,746          4,508         56,515        82,951
Transfers for policy loans                                       (1,129)            27           (490)        (1,560)         (641)
Policy charges                                                  (38,816)       (13,076)       (36,506)       (13,578)      (13,171)
Contract terminations:
    Surrender benefits                                           (5,206)            --             --             --          (916)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                931,361        255,267        479,837        225,503       285,845
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YGI            YIR            YVL            YSB           YEG
OPERATIONS
Investment income (loss) -- net                            $   (112,994)  $     (1,219)  $     (5,819)  $      2,116  $       (325)
Net realized gain (loss) on sales of investments             (1,185,370)        (8,624)       (18,100)          (626)       (2,992)
Distributions from capital gains                                     --             --         79,253             --            --
Net change in unrealized appreciation or
  depreciation of investments                                (2,307,532)      (100,639)      (350,745)       (10,893)       (7,181)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                  (3,605,896)      (110,482)      (295,411)        (9,403)      (10,498)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                    3,558,515        134,525        613,460         39,467        12,887
Net transfers(1)                                             (3,412,611)       288,926      1,257,547         21,052        18,757
Transfers for policy loans                                      (21,594)         2,263        (22,167)          (189)         (831)
Policy charges                                               (1,275,191)       (28,893)      (117,673)        (5,387)       (1,956)
Contract terminations:
    Surrender benefits                                         (699,691)        (1,899)       (19,303)          (508)           --
    Death benefits                                              (10,676)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions               (1,861,248)       394,922      1,711,864         54,435        28,857
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              22,399,303        295,362      1,158,591         48,136        23,982
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $ 16,932,159   $    579,802   $  2,575,044   $     93,168  $     42,341
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       16,461,529        418,865        964,264         56,091        30,109
Contract purchase payments                                    2,862,517        218,332        556,732         49,719        19,584
Net transfers(1)                                             (2,814,822)       450,989      1,101,183         26,748        30,712
Transfers for policy loans                                      (18,868)         3,864        (21,207)          (240)       (1,224)
Policy charges                                               (1,009,997)       (45,748)      (107,057)        (6,902)       (3,216)
Contract terminations:
    Surrender benefits                                         (599,697)        (4,354)       (18,713)          (659)           --
    Death benefits                                               (8,871)            --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             14,871,791      1,041,948      2,475,202        124,757        75,965
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSC            YGC            YMP            YOS           YRE
OPERATIONS
Investment income (loss) -- net                            $     (1,398)  $       (910)  $     (7,879)  $     (1,177) $     10,943
Net realized gain (loss) on sales of investments                 (6,119)        (4,891)       (16,461)        (5,284)       (1,559)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (57,690)      (267,734)      (271,957)       (60,448)      (29,029)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (65,207)      (273,535)      (296,297)       (66,909)      (19,645)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       66,006        655,914        792,847        114,653       212,155
Net transfers(1)                                                 79,580        796,165      1,244,042        142,373       632,134
Transfers for policy loans                                         (234)        (1,820)        (2,308)           195       (14,450)
Policy charges                                                   (8,755)      (102,669)      (137,969)       (15,951)      (27,386)
Contract terminations:
    Surrender benefits                                           (6,588)        (5,463)       (38,003)       (11,678)      (10,458)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  130,009      1,342,127      1,858,609        229,592       791,995
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 115,067        998,022      1,315,225        167,196       308,692
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    179,869   $  2,066,614   $  2,877,537   $    329,879  $  1,081,042
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          182,535      1,118,507      1,326,273        222,013       266,956
Contract purchase payments                                      139,974        837,114        843,456        172,230       178,499
Net transfers(1)                                                149,340        991,313      1,286,849        203,473       522,639
Transfers for policy loans                                         (646)        (2,610)        (2,624)           162       (11,922)
Policy charges                                                  (15,053)      (128,415)      (159,350)       (20,717)      (22,589)
Contract terminations:
    Surrender benefits                                          (21,294)       (10,355)       (43,945)       (21,812)       (9,471)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                434,856      2,805,554      3,250,659        555,349       924,112
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YSV            YIF            YSE            YUE           YMC
OPERATIONS
Investment income (loss) -- net                            $     (1,723)  $      3,724   $       (985)  $        (62) $      6,831
Net realized gain (loss) on sales of investments                 (2,262)        (6,951)        (1,472)        (1,767)       (6,620)
Distributions from capital gains                                  6,592             --             --             --         4,919
Net change in unrealized appreciation or
  depreciation of investments                                   (37,018)      (134,565)       (38,541)       (47,962)     (106,545)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (34,411)      (137,792)       (40,998)       (49,791)     (101,415)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       79,792        159,203        105,724         82,644       447,144
Net transfers(1)                                                279,071        590,468        119,316        109,759       808,448
Transfers for policy loans                                       (3,479)        (1,213)          (347)           782         1,707
Policy charges                                                  (16,066)       (36,152)       (12,619)       (13,305)      (61,358)
Contract terminations:
    Surrender benefits                                             (361)        (6,773)          (126)          (213)      (11,608)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  338,957        705,533        211,948        179,667     1,184,333
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 159,011        224,546        102,798        138,379       557,725
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    463,557   $    792,287   $    273,748   $    268,255  $  1,640,643
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          130,527        262,314        100,370        166,993       468,122
Contract purchase payments                                       69,162        210,317        107,511        116,756       373,261
Net transfers(1)                                                241,370        734,022        123,005        152,108       674,796
Transfers for policy loans                                       (3,190)        (1,566)          (319)         1,148         1,384
Policy charges                                                  (14,118)       (46,683)       (13,234)       (19,000)      (51,160)
Contract terminations:
    Surrender benefits                                             (533)       (11,213)          (330)          (325)      (10,538)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                423,218      1,147,191        317,003        417,680     1,455,865
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YGT            YIG            YAG            YIP           YGW
OPERATIONS
Investment income (loss) -- net                            $       (821)  $     (1,213)  $     (1,747)  $     (2,595) $     (6,477)
Net realized gain (loss) on sales of investments                 (7,643)       (34,945)       (16,694)       (11,696)      (74,932)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                   (42,219)      (246,590)       (48,027)       (29,344)     (182,570)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                     (50,683)      (282,748)       (66,468)       (43,635)     (263,979)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                       61,602        307,455        105,639         75,919       299,521
Net transfers(1)                                                 10,818        360,395          9,098        174,212        76,688
Transfers for policy loans                                         (257)        (9,026)       (10,729)          (305)        2,355
Policy charges                                                   (9,715)       (50,502)       (17,826)       (11,477)      (50,119)
Contract terminations:
    Surrender benefits                                           (3,141)       (13,310)        (5,718)        (1,747)      (26,134)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                   59,307        595,012         80,464        236,602       302,311
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                  86,917        644,349        190,657        181,971       655,589
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $     95,541   $    956,613   $    204,653   $    374,938  $    693,921
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          165,437        904,684        373,056        243,588       923,086
Contract purchase payments                                      159,442        513,978        257,543        107,560       507,995
Net transfers(1)                                                 23,358        548,082         24,602        234,324        65,533
Transfers for policy loans                                         (459)       (16,634)       (28,699)          (393)        3,902
Policy charges                                                  (27,568)       (99,851)       (43,922)       (15,795)      (84,253)
Contract terminations:
    Surrender benefits                                           (9,935)       (24,727)       (19,942)        (2,742)      (52,094)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                310,275      1,825,532        562,638        566,542     1,364,169
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YDS            YPH            YIO            YNO           YVS
OPERATIONS
Investment income (loss) -- net                            $     (7,602)  $     17,811   $       (850)  $   (121,132) $     (2,431)
Net realized gain (loss) on sales of investments                (38,847)        (5,104)        (2,219)    (2,253,809)       (6,872)
Distributions from capital gains                                     --             --             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (299,375)       (10,846)       (38,182)    (2,933,766)      (94,313)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (345,824)         1,861        (41,251)    (5,308,707)     (103,616)
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      294,869         28,378        113,568      3,171,154       108,452
Net transfers(1)                                                432,824         51,395         82,736     (2,645,734)       70,713
Transfers for policy loans                                       (3,645)            18           (936)       (28,861)           98
Policy charges                                                  (60,287)        (6,510)       (17,586)      (965,532)      (20,120)
Contract terminations:
    Surrender benefits                                          (13,811)           (84)          (577)      (535,004)       (1,739)
    Death benefits                                                   --             --             --        (11,927)           --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  649,950         73,197        177,205     (1,015,904)      157,404
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 605,055        154,739        186,111     17,447,907       232,751
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $    909,181   $    229,797   $    322,065   $ 11,123,296  $    286,539
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          658,726        153,689        284,078     13,899,882       385,448
Contract purchase payments                                      396,646         29,373        186,556      3,118,977       223,843
Net transfers(1)                                                534,779         55,658        135,325     (2,657,857)      126,890
Transfers for policy loans                                       (6,768)            20         (1,447)       (29,152)          194
Policy charges                                                  (92,521)        (6,462)       (29,060)      (924,908)      (37,129)
Contract terminations:
    Surrender benefits                                          (25,412)          (293)        (1,109)      (568,754)       (9,095)
    Death benefits                                                   --             --             --        (10,409)           --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,465,450        231,985        574,343     12,827,779       690,151
==================================================================================================================================

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  SEGREGATED ASSET SUBACCOUNTS
                                                           -----------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2002 (CONTINUED)                       YMI            YVA            YIC            YSP           Y04
OPERATIONS
Investment income (loss) -- net                            $    (13,564)  $    (14,622)  $     (3,037)  $     (5,868) $     (8,565)
Net realized gain (loss) on sales of investments                 (6,848)        (9,647)        (7,003)        (5,240)       89,452
Distributions from capital gains                                 59,988         41,040             --             --            --
Net change in unrealized appreciation or
  depreciation of investments                                  (332,872)      (315,372)       (64,456)      (116,101)      (29,430)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                    (293,296)      (298,601)       (74,496)      (127,209)       51,457
==================================================================================================================================
CONTRACT TRANSACTIONS
Contract purchase payments                                      487,903        685,241        141,022        284,461        50,899
Net transfers(1)                                              1,149,401        974,924        302,172        688,313      (196,141)
Transfers for policy loans                                      (11,822)        (4,110)           741         11,272        (5,171)
Policy charges                                                  (82,996)      (116,070)       (22,115)       (45,985)      (52,218)
Contract terminations:
    Surrender benefits                                          (29,875)       (17,745)       (11,228)        (8,700)      (27,086)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                1,512,611      1,522,240        410,592        929,361      (229,717)
----------------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                 760,723      1,397,257        125,663        275,806       886,350
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                  $  1,980,038   $  2,620,896   $    461,759   $  1,077,958  $    708,090
==================================================================================================================================
ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          583,110      1,130,675        179,523        239,021       232,654
Contract purchase payments                                      397,878        590,315        212,513        281,874        12,908
Net transfers(1)                                                880,791        797,669        433,554        655,901       (50,695)
Transfers for policy loans                                      (10,150)        (3,833)           165          9,916        (1,326)
Policy charges                                                  (66,532)       (93,581)       (34,308)       (45,872)      (13,209)
Contract terminations:
    Surrender benefits                                          (26,835)       (24,158)       (19,243)        (7,788)       (6,935)
    Death benefits                                                   --             --             --             --            --
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                              1,758,262      2,397,087        772,204      1,133,052       173,397
==================================================================================================================================

(1)  Includes transfer activity from (to) other subaccounts and transfers from
     (to) IDS Life of New York's fixed account.

See accompanying notes to financial statements.

                         IDS LIFE OF NEW YORK ACCOUNT 8

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

IDS Life of New York Account 8 (the Variable Account) was established under New York law as a segregated asset account of IDS Life Insurance Company of New York (IDS Life of New York). The Variable Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of New York.

The Variable Account is used as a funding vehicle for individual variable life insurance policies issued by IDS Life of New York. The following is a list of each variable life insurance product funded through the Variable Account.

IDS Life of New York Succession Select Variable Life Insurance
IDS Life of New York Variable Second-To-Die Life Insurance(SM)*
IDS Life of New York Variable Universal Life Insurance
IDS Life of New York Variable Universal Life III
IDS Life of New York Variable Universal Life IV
IDS Life of New York Variable Universal Life IV - Estate Series

* New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Variable Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following portfolios and funds (the Funds) or in the Trust. The Funds are registered under the 1940 Act as open-end management investment companies. The Trust is registered under the 1940 Act as a unit investment trust. The subaccounts' investments in shares of the Funds or units of the Trust as of Dec. 31, 2003 were as follows:

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                                                  SHARES/UNITS
-----------------------------------------------------------------------------------------------------------------------------------
YEI            IDS Life Series Fund - Equity Income Portfolio                                                               13,787
YEQ            IDS Life Series Fund - Equity Portfolio                                                                   2,762,215
YGS            IDS Life Series Fund - Government Securities Portfolio                                                      131,348
YIN            IDS Life Series Fund - Income Portfolio                                                                     640,619
YIT            IDS Life Series Fund - International Equity Portfolio                                                     1,031,467
YMA            IDS Life Series Fund - Managed Portfolio                                                                  2,152,823
YMM            IDS Life Series Fund - Money Market Portfolio                                                             2,833,666

YBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                         14,063
YCR            AXP(R) Variable Portfolio - Capital Resource Fund                                                            10,133
YCM            AXP(R) Variable Portfolio - Cash Management Fund                                                          1,104,589
YBD            AXP(R) Variable Portfolio - Diversified Bond Fund                                                           241,471
YDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                  261,025
YEM            AXP(R) Variable Portfolio - Emerging Markets Fund                                                            15,542
YES            AXP(R) Variable Portfolio - Equity Select Fund                                                                  399
YGB            AXP(R) Variable Portfolio - Global Bond Fund                                                                 50,815
YGR            AXP(R) Variable Portfolio - Growth Fund                                                                     134,592
YEX            AXP(R) Variable Portfolio - High Yield Bond Fund                                                            293,933
YIE            AXP(R) Variable Portfolio - International Fund                                                               16,442
YMF            AXP(R) Variable Portfolio - Managed Fund                                                                     31,008
YND            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                          377,425
YPS            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                       499
YIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                                                              357,527
YFI            AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                             122,158
YSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                         44,855
YST            AXP(R) Variable Portfolio - Stock Fund                                                                          105
YSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                         29,768

YCA            AIM V.I. Capital Appreciation Fund, Series I Shares                                                          10,687
YAC            AIM V.I. Capital Appreciation Fund, Series II Shares                                                            119
YCD            AIM V.I. Capital Development Fund, Series I Shares                                                           27,219
YAD            AIM V.I. Capital Development Fund, Series II Shares                                                             144
YGI            AIM V.I. Core Equity Fund, Series I Shares                                                                  996,453

YAL            AllianceBernstein VP Growth and Income Portfolio (Class B)                                                      861
YAB            AllianceBernstein VP International Value Portfolio (Class B)                                                    179

YIR            American Century(R) VP International, Class I                                                               160,996
YAI            American Century(R) VP International, Class II                                                                1,393
YVL            American Century(R) VP Value, Class I                                                                       542,175
YAV            American Century(R) VP Value, Class II                                                                        1,654

                         IDS LIFE OF NEW YORK ACCOUNT 8

SUBACCOUNT     INVESTS EXCLUSIVELY IN SHARES/UNITS OF                                                                  SHARES/UNITS
-----------------------------------------------------------------------------------------------------------------------------------
YSB            Calvert Variable Series, Inc. Social Balanced Portfolio                                                     156,723

YEG            Credit Suisse Trust - Mid-Cap Growth Portfolio                                                               19,065
                 (previously Credit Suisse Trust - Emerging Growth Portfolio)
YSC            Credit Suisse Trust - Small Cap Growth Portfolio                                                             24,898

YCG            Evergreen VA Growth and Income Fund - Class 2(1)                                                                103

YGC            Fidelity(R) VIP Growth & Income Portfolio Service Class                                                     371,258
YFG            Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                                     3,956
YMP            Fidelity(R) VIP Mid Cap Portfolio Service Class                                                             244,287
YFM            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                             4,047
YOS            Fidelity(R) VIP Overseas Portfolio Service Class                                                             60,745
YFO            Fidelity(R) VIP Overseas Portfolio Service Class 2                                                            1,191

YRE            FTVIPT Franklin Real Estate Fund - Class 2                                                                   86,812
YSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                                    59,892
YMS            FTVIPT Mutual Shares Securities Fund - Class 2                                                                  984
YIF            FTVIPT Templeton Foreign Securities Fund - Class 2(2)                                                       138,266

YSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                                             37,781
YUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                                  50,933
YMC            Goldman Sachs VIT Mid Cap Value Fund                                                                        232,642

YID            INVESCO VIF - Dynamics Fund, Series I Shares                                                                      3
YFS            INVESCO VIF - Financial Services Fund, Series I Shares                                                          102
YTC            INVESCO VIF - Technology Fund, Series I Shares(3)                                                               585
YTL            INVESCO VIF - Telecommunications Fund(3)                                                                        276

YGT            Janus Aspen Series Global Technology Portfolio: Service Shares                                               59,795
YIG            Janus Aspen Series International Growth Portfolio: Service Shares                                            61,873
YAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                                  16,330

YIP            Lazard Retirement International Equity Portfolio                                                             87,403

YGW            MFS(R) Investors Growth Stock Series - Service Class                                                        134,545
YDS            MFS(R) New Discovery Series - Service Class                                                                 103,709
YUT            MFS(R) Utilities Series - Service Class                                                                          45

YPE            Pioneer Equity Income VCT Portfolio - Class II Shares                                                           349
YEU            Pioneer Europe VCT Portfolio - Class II Shares                                                                    1

YHS            Putnam VT Health Sciences Fund - Class IB Shares                                                                302
YPH            Putnam VT High Yield Fund - Class IB Shares                                                                  66,743
YPI            Putnam VT International Equity Fund - Class IB Shares                                                         2,711
YIO            Putnam VT International New Opportunities Fund - Class IB Shares                                             51,613
YNO            Putnam VT New Opportunities Fund - Class IA Shares                                                          930,447
YVS            Putnam VT Vista Fund - Class IB Shares                                                                       37,742

YMI            Royce Micro-Cap Portfolio                                                                                   379,186

YSO            Strong Opportunity Fund II - Advisor Class                                                                      134

YVA            Third Avenue Value Portfolio                                                                                229,161

YIC            Wanger International Small Cap                                                                               69,778
YSP            Wanger U.S. Smaller Companies                                                                               111,759

YAA            Wells Fargo VT Asset Allocation Fund                                                                            218
YWI            Wells Fargo VT International Equity Fund                                                                      1,226
YWS            Wells Fargo VT Small Cap Growth Fund                                                                          2,531

Y04            2004 Trust                                                                                                  653,107

(1) Evergreen VA Capital Growth Fund - Class 2 merged into Evergreen VA Growth and Income Fund - Class 2 as of Dec. 8, 2003.
(2) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into FTVIPT Templeton Foreign Securities Fund - Class 2 as of April 30, 2002.
(3) INVESCO VIF - Telecommunications Fund, merged into INVESCO VIF - Technology Fund, Series I Shares as of April 30, 2004.

The assets of each subaccount of the Variable Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life of New York.

American Express Financial Advisors Inc., an affiliate of IDS Life of New York, serves as distributor of the variable life insurance policies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

                         IDS LIFE OF NEW YORK ACCOUNT 8

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

INVESTMENTS IN THE TRUST

Investments in units of the Trust are stated at market value which is the net asset value per unit as determined by the Trust. Investment transactions are accounted for on the date the units are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccount's share of the Trust's undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

FEDERAL INCOME TAXES

IDS Life of New York is taxed as a life insurance company. The Variable Account is treated as part of IDS Life of New York for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Variable Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Variable Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3. VARIABLE ACCOUNT EXPENSES

IDS Life of New York makes contractual assurances to the Variable Account that possible future adverse changes in administrative expenses and mortality experience of the policy owners and beneficiaries will not affect the Variable Account. IDS Life of New York deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.9% of the average daily net assets of each subaccount.

IDS Life of New York also deducts a transaction charge equal, on an annual basis, to 0.25% of the average daily net assets of the subaccount investing in the Trust. This charge is intended to reimburse IDS Life of New York for the transaction charge paid directly by IDS Life of New York to Salomon Smith Barney Inc. on the sale of the Trust units to the Variable Account.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which IDS Life of New York is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee is deducted each month to reimburse IDS Life of New York for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

IDS Life of New York deducts a premium expense charge from each premium payment. It partially compensates IDS Life of New York for expenses in distributing the policy, including the agents' compensation, advertising and printing the prospectus and sales literature. It also compensates IDS Life of New York for paying premium taxes imposed by the state of New York.

Each month IDS Life of New York deducts charges for any optional insurance benefits added to the policy by the rider.

Some products may also charge a death benefit guarantee charge.

Additional information can be found in the applicable product's prospectus.

5. SURRENDER CHARGES

IDS Life of New York will use a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the applicable product's prospectus. Charges by IDS Life of New York for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $1,009,588 in 2003 and $1,168,295 in 2002. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from surrender benefits paid by IDS Life of New York.

                         IDS LIFE OF NEW YORK ACCOUNT 8

6. RELATED PARTY TRANSACTIONS

Effective Nov. 1, 2003, management fees were paid indirectly to American Express Financial Corporation (AEFC), an affiliate of IDS Life Insurance Company (IDS
Life), in its capacity as investment manager for the IDS Life Series Fund, Inc. and American Express(R)Variable Portfolio Funds. This change did not affect the management of the Fund and did not change the management fees paid by the Fund. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets in reducing percentages, to give effect to breakpoints in fees due to assets under management within each Fund as follows:

FUND                                                                                                              PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------------
IDS Life Series Fund - Equity Income Portfolio                                                                                0.70%
IDS Life Series Fund - Equity Portfolio                                                                                       0.70%
IDS Life Series Fund - Government Securities Portfolio                                                                        0.70%
IDS Life Series Fund - Income Portfolio                                                                                       0.70%
IDS Life Series Fund - International Equity Portfolio                                                                         0.95%
IDS Life Series Fund - Managed Portfolio                                                                                      0.70%
IDS Life Series Fund - Money Market Portfolio                                                                                 0.50%
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                               0.560% to 0.470%
AXP(R) Variable Portfolio - Capital Resource Fund                                                                  0.630% to 0.570%
AXP(R) Variable Portfolio - Cash Management Fund                                                                   0.510% to 0.440%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                                  0.610% to 0.535%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                         0.560% to 0.470%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                                  1.170% to 1.095%
AXP(R) Variable Portfolio - Equity Select Fund                                                                     0.650% to 0.560%
AXP(R) Variable Portfolio - Global Bond Fund                                                                       0.840% to 0.780%
AXP(R) Variable Portfolio - Growth Fund                                                                            0.630% to 0.570%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                                   0.620% to 0.545%
AXP(R) Variable Portfolio - International Fund                                                                     0.870% to 0.795%
AXP(R) Variable Portfolio - Managed Fund                                                                           0.630% to 0.550%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                                 0.630% to 0.570%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                          1.020% to 0.920%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                                     0.290% to 0.260%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                                    0.610% to 0.535%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                               0.790% to 0.650%
AXP(R) Variable Portfolio - Stock Fund                                                                             0.560% to 0.470%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                               0.650% to 0.575%

For the following Funds the fee may be adjusted upward or downward by a maximum performance incentive adjustment of 0.08% for AXP(R) Variable Portfolio - Managed Fund and 0.12% for each remaining Fund. The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets.

AXP(R) Variable Portfolio - Blue Chip Advantage Fund
AXP(R) Variable Portfolio - Capital Resource Fund
AXP(R) Variable Portfolio - Diversified Equity Income Fund
AXP(R) Variable Portfolio - Emerging Markets Fund
AXP(R) Variable Portfolio - Equity Select Fund
AXP(R) Variable Portfolio - Growth Fund
AXP(R) Variable Portfolio - International Fund
AXP(R) Variable Portfolio - Managed Fund
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)
AXP(R) Variable Portfolio - Partners Small Cap Value Fund
AXP(R) Variable Portfolio - Small Cap Advantage Fund
AXP(R) Variable Portfolio - Stock Fund
AXP(R) Variable Portfolio - Strategy Aggressive Fund

From Jan. 1, 2003 to Oct. 31, 2003, management fees were paid indirectly to IDS Life in its capacity as investment manager for the IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds. IDS Life, in turn, paid to AEFC a portion of these management fees based on a percentage of each Fund's average daily net assets for the year. This fee was equal to 0.35% for IDS Life Series Fund - International Equity Portfolio, AXP(R) Variable Portfolio - Emerging Markets Fund and AXP(R) Variable Portfolio - International Fund and 0.25% for each remaining Fund.

The American Express(R) Variable Portfolio Funds also have an agreement with IDS Life for distribution services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate up to 0.125% of each Fund's average daily net assets.

                         IDS LIFE OF NEW YORK ACCOUNT 8

The American Express(R) Variable Portfolio Funds have an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

FUND                                                                                                              PERCENTAGE RANGE
----------------------------------------------------------------------------------------------------------------------------------
AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                               0.040% to 0.020%
AXP(R) Variable Portfolio - Capital Resource Fund                                                                  0.050% to 0.030%
AXP(R) Variable Portfolio - Cash Management Fund                                                                   0.030% to 0.020%
AXP(R) Variable Portfolio - Diversified Bond Fund                                                                  0.050% to 0.025%
AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                         0.040% to 0.020%
AXP(R) Variable Portfolio - Emerging Markets Fund                                                                  0.100% to 0.050%
AXP(R) Variable Portfolio - Equity Select Fund                                                                     0.060% to 0.030%
AXP(R) Variable Portfolio - Global Bond Fund                                                                       0.060% to 0.040%
AXP(R) Variable Portfolio - Growth Fund                                                                            0.050% to 0.030%
AXP(R) Variable Portfolio - High Yield Bond Fund                                                                   0.050% to 0.025%
AXP(R) Variable Portfolio - International Fund                                                                     0.060% to 0.035%
AXP(R) Variable Portfolio - Managed Fund                                                                           0.040% to 0.020%
AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                                 0.050% to 0.030%
AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                          0.080% to 0.055%
AXP(R) Variable Portfolio - S&P 500 Index Fund                                                                     0.080% to 0.065%
AXP(R) Variable Portfolio - Short Duration U.S. Government Fund                                                    0.050% to 0.025%
AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                               0.060% to 0.035%
AXP(R) Variable Portfolio - Stock Fund                                                                             0.040% to 0.020%
AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                               0.060% to 0.035%

The IDS Life Series Fund, Inc. and American Express(R) Variable Portfolio Funds pay custodian fees to American Express Trust Company, an affiliate of IDS Life.

7. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2003 were as follows:

SUBACCOUNT     INVESTMENT                                                                                                PURCHASES
----------------------------------------------------------------------------------------------------------------------------------
YEI            IDS Life Series Fund - Equity Income Portfolio                                                         $     51,161
YEQ            IDS Life Series Fund - Equity Portfolio                                                                   1,709,919
YGS            IDS Life Series Fund - Government Securities Portfolio                                                      474,007
YIN            IDS Life Series Fund - Income Portfolio                                                                     719,266
YIT            IDS Life Series Fund - International Equity Portfolio                                                       786,363
YMA            IDS Life Series Fund - Managed Portfolio                                                                  1,432,948
YMM            IDS Life Series Fund - Money Market Portfolio                                                             3,814,203

YBC            AXP(R) Variable Portfolio - Blue Chip Advantage Fund                                                         54,803
YCR            AXP(R) Variable Portfolio - Capital Resource Fund                                                           188,120
YCM            AXP(R) Variable Portfolio - Cash Management Fund                                                          1,814,525
YBD            AXP(R) Variable Portfolio - Diversified Bond Fund                                                           768,188
YDE            AXP(R) Variable Portfolio - Diversified Equity Income Fund                                                1,112,371
YEM            AXP(R) Variable Portfolio - Emerging Markets Fund                                                           289,293
YES            AXP(R) Variable Portfolio - Equity Select Fund                                                                4,241
YGB            AXP(R) Variable Portfolio - Global Bond Fund                                                                407,075
YGR            AXP(R) Variable Portfolio - Growth Fund                                                                     499,237
YEX            AXP(R) Variable Portfolio - High Yield Bond Fund                                                          1,301,476
YIE            AXP(R) Variable Portfolio - International Fund                                                              121,153
YMF            AXP(R) Variable Portfolio - Managed Fund                                                                    253,890
YND            AXP(R) Variable Portfolio - NEW DIMENSIONS FUND(R)                                                        1,498,388
YPS            AXP(R) Variable Portfolio - Partners Small Cap Value Fund                                                     6,208
YIV            AXP(R) Variable Portfolio - S&P 500 Index Fund                                                            1,141,961
YFI            AXP(R) Variable Portfolio - Short Duration U.S.Government Fund                                              641,593
YSM            AXP(R) Variable Portfolio - Small Cap Advantage Fund                                                        262,159
YST            AXP(R) Variable Portfolio - Stock Fund                                                                          963
YSA            AXP(R) Variable Portfolio - Strategy Aggressive Fund                                                         84,623

YCA            AIM V.I. Capital Appreciation Fund, Series I Shares                                                          92,168
YAC            AIM V.I. Capital Appreciation Fund, Series II Shares                                                          2,581
YCD            AIM V.I. Capital Development Fund, Series I Shares                                                          105,563
YAD            AIM V.I. Capital Development Fund, Series II Shares                                                           1,749
YGI            AIM V.I. Core Equity Fund, Series I Shares                                                                1,460,394

YAL            AllianceBernstein VP Growth and Income Portfolio (Class B)                                                   17,693
YAB            AllianceBernstein VP International Value Portfolio (Class B)                                                  2,339

                         IDS LIFE OF NEW YORK ACCOUNT 8

SUBACCOUNT     INVESTMENT                                                                                                PURCHASES
----------------------------------------------------------------------------------------------------------------------------------
YIR            American Century(R) VP International, Class I                                                          $    341,377
YAI            American Century(R) VP International, Class II                                                                8,666
YVL            American Century(R) VP Value, Class I                                                                     1,067,543
YAV            American Century(R) VP Value, Class II                                                                       13,153

YSB            Calvert Variable Series, Inc. Social Balanced Portfolio                                                     185,040

YEG            Credit Suisse Trust - Mid-Cap Growth Portfolio                                                              187,910
                 (previously Credit Suisse Trust - Emerging Growth Portfolio)
YSC            Credit Suisse Trust - Small Cap Growth Portfolio                                                            173,431

YCG            Evergreen VA Growth and Income Fund - Class 2                                                                 1,584

YGC            Fidelity(R) VIP Growth & Income Portfolio Service Class                                                   2,273,658
YFG            Fidelity(R) VIP Growth & Income Portfolio Service Class 2                                                    51,178
YMP            Fidelity(R) VIP Mid Cap Portfolio Service Class                                                           1,784,210
YFM            Fidelity(R) VIP Mid Cap Portfolio Service Class 2                                                            90,615
YOS            Fidelity(R) VIP Overseas Portfolio Service Class                                                            425,787
YFO            Fidelity(R) VIP Overseas Portfolio Service Class 2                                                           17,708

YRE            FTVIPT Franklin Real Estate Fund - Class 2                                                                  698,025
YSV            FTVIPT Franklin Small Cap Value Securities Fund - Class 2                                                   223,527
YMS            FTVIPT Mutual Shares Securities Fund - Class 2                                                               14,337
YIF            FTVIPT Templeton Foreign Securities Fund - Class 2                                                          708,778

YSE            Goldman Sachs VIT CORE(SM) Small Cap Equity Fund                                                            144,330
YUE            Goldman Sachs VIT CORE(SM) U.S. Equity Fund                                                                 233,415
YMC            Goldman Sachs VIT Mid Cap Value Fund                                                                      1,117,000

YID            INVESCO VIF - Dynamics Fund, Series I Shares                                                                    338
YFS            INVESCO VIF - Financial Services Fund, Series I Shares                                                        1,335
YTC            INVESCO VIF - Technology Fund, Series I Shares                                                                7,040
YTL            INVESCO VIF - Telecommunications Fund                                                                           987

YGT            Janus Aspen Series Global Technology Portfolio: Service Shares                                              116,012
YIG            Janus Aspen Series International Growth Portfolio: Service Shares                                           304,316
YAG            Janus Aspen Series Mid Cap Growth Portfolio: Service Shares                                                 101,352

YIP            Lazard Retirement International Equity Portfolio                                                            436,452

YGW            MFS(R) Investors Growth Stock Series - Service Class                                                        372,260
YDS            MFS(R) New Discovery Series - Service Class                                                                 339,380
YUT            MFS(R) Utilities Series - Service Class                                                                         679

YPE            Pioneer Equity Income VCT Portfolio - Class II Shares                                                         5,913
YEU            Pioneer Europe VCT Portfolio - Class II Shares                                                                   10

YHS            Putnam VT Health Sciences Fund - Class IB Shares                                                              3,181
YPH            Putnam VT High Yield Fund - Class IB Shares                                                                 362,082
YPI            Putnam VT International Equity Fund - Class IB Shares                                                        32,409
YIO            Putnam VT International New Opportunities Fund - Class IB Shares                                            339,729
YNO            Putnam VT New Opportunities Fund - Class IA Shares                                                        1,025,310
YVS            Putnam VT Vista Fund - Class IB Shares                                                                      112,668

YMI            Royce Micro-Cap Portfolio                                                                                 1,414,904

YSO            Strong Opportunity Fund II - Advisor Class                                                                    2,574

YVA            Third Avenue Value Portfolio                                                                              1,173,516

YIC            Wanger International Small Cap                                                                              758,201
YSP            Wanger U.S. Smaller Companies                                                                             1,358,516

YAA            Wells Fargo VT Asset Allocation Fund                                                                          2,799
YWI            Wells Fargo VT International Equity Fund                                                                      8,686
YWS            Wells Fargo VT Small Cap Growth Fund                                                                         16,746

Y04            2004 Trust                                                                                                   31,524

                         IDS LIFE OF NEW YORK ACCOUNT 8

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the subaccounts.

                        YEI        YEQ        YGS        YIN        YIT        YMA        YMM        YBC        YCR        YCM
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.02   $   5.50   $   2.44   $   2.49   $   2.16   $   4.18   $   1.78   $   0.96   $   0.86   $   1.00
At Dec. 31, 2001      $   1.03   $   3.74   $   2.57   $   2.67   $   1.54   $   3.35   $   1.83   $   0.79   $   0.70   $   1.02
At Dec. 31, 2002      $   0.82   $   2.44   $   2.80   $   2.86   $   1.26   $   2.54   $   1.84   $   0.61   $   0.54   $   1.03
At Dec. 31, 2003      $   1.16   $   3.08   $   2.83   $   2.95   $   1.60   $   3.09   $   1.84   $   0.77   $   0.69   $   1.02
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001            27     14,771        332      2,394      8,458     10,735      1,816         44         20        532
At Dec. 31, 2002            99     13,651        445      2,302      7,631     10,071      1,894         79         38        950
At Dec. 31, 2003           129     12,988        492      2,139      7,291      9,391      1,542        146        290      1,081
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $     28   $ 55,172   $    853   $  6,389   $ 13,039   $ 35,923   $  3,329   $     35   $     14   $    544
At Dec. 31, 2002      $     82   $ 33,324   $  1,246   $  6,575   $  9,604   $ 25,567   $  3,485   $     48   $     21   $    974
At Dec. 31, 2003      $    149   $ 40,018   $  1,392   $  6,319   $ 11,644   $ 29,003   $  2,832   $    113   $    202   $  1,104
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           1.13%      0.13%      5.10%      6.16%      0.93%      1.89%      3.73%      0.64%      0.77%      2.70%
For the year ended
  Dec. 31, 2002           1.54%      0.34%      4.33%      5.14%      0.74%      1.74%      1.29%      0.81%      0.55%      1.13%
For the year ended
  Dec. 31, 2003           1.81%        --       3.27%      3.67%      1.09%      1.83%      0.69%      0.88%      0.62%      0.51%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001           0.98%    (32.00%)     5.33%      7.23%    (28.70%)   (19.86%)     2.81%    (17.71%)   (18.60%)     2.00%
For the year ended
  Dec. 31, 2002         (20.39%)   (34.76%)     8.95%      7.12%    (18.18%)   (24.18%)     0.55%    (22.78%)   (22.86%)     0.98%
For the year ended
  Dec. 31, 2003          41.46%     26.23%      1.07%      3.15%     26.98%     21.65%      0.00%     26.23%     27.78%     (0.97%)
---------------------------------------------------------------------------------------------------------------------------------

                        YBD        YDE        YEM       YES(4)      YGB        YGR        YEX        YIE        YMF        YND
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.02   $   1.02   $   0.93         --   $   1.06   $   0.89   $   0.96   $   0.76   $   0.93   $   0.90
At Dec. 31, 2001      $   1.08   $   1.03   $   0.91         --   $   1.06   $   0.61   $   0.99   $   0.54   $   0.82   $   0.74
At Dec. 31, 2002      $   1.13   $   0.83   $   0.85         --   $   1.21   $   0.45   $   0.92   $   0.44   $   0.71   $   0.58
At Dec. 31, 2003      $   1.17   $   1.15   $   1.18   $   1.11   $   1.35   $   0.54   $   1.14   $   0.55   $   0.85   $   0.71
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001           738        662         14         --         88        206        373         27        131      2,895
At Dec. 31, 2002         1,935      1,564         71         --        221        572        941        124        252      6,546
At Dec. 31, 2003         2,197      2,517        127          4        414      1,455      1,704        249        515      8,149
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $    795   $    680   $     13         --   $     93   $    126   $    370   $     15   $    108   $  2,151
At Dec. 31, 2002      $  2,181   $  1,290   $     60         --   $    266   $    256   $    866   $     54   $    179   $  3,764
At Dec. 31, 2003      $  2,563   $  2,905   $    151   $      4   $    559   $    784   $  1,947   $    138   $    436   $  5,783
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           6.26%      1.41%      0.02%        --       5.83%        --      10.77%      1.51%      2.56%      0.34%
For the year ended
  Dec. 31, 2002           5.13%      1.64%        --         --       4.70%      0.10%      7.68%      1.01%      2.73%      0.53%
For the year ended
  Dec. 31, 2003           3.57%      1.60%      1.89%        --       7.32%      0.21%      7.62%      0.95%      2.24%      0.68%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%        --       0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%        --       0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001           5.88%      0.98%     (2.15%)       --       0.00%    (31.46%)     3.13%    (28.95%)   (11.83%)   (17.78%)
For the year ended
  Dec. 31, 2002           4.63%    (19.42%)    (6.59%)       --      14.15%    (26.23%)    (7.07%)   (18.52%)   (13.41%)   (21.62%)
For the year ended
  Dec. 31, 2003           3.54%     38.55%     38.82%     11.00%     11.57%     20.00%     23.91%     25.00%     19.72%     22.41%
---------------------------------------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                       YPS(4)      YIV        YFI        YSM       YST(4)      YSA        YCA       YAC(4)      YCD       YAD(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --   $   0.96   $   1.02   $   0.98         --   $   0.58   $   0.89         --   $   1.01         --
At Dec. 31, 2001            --   $   0.83   $   1.06   $   0.91         --   $   0.38   $   0.68         --   $   0.92         --
At Dec. 31, 2002            --   $   0.64   $   1.11   $   0.74         --   $   0.26   $   0.51         --   $   0.71         --
At Dec. 31, 2003      $   1.18   $   0.81   $   1.12   $   1.09   $   1.10   $   0.33   $   0.65   $   1.12   $   0.96   $   1.15
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001            --      1,027        138        115         --        317         90         --        143         --
At Dec. 31, 2002            --      2,200        931        255         --        480        226         --        286         --
At Dec. 31, 2003             5      3,339      1,139        527          1        660        348          2        361          2
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001            --   $    857   $    146   $    104         --   $    121   $     61         --   $    131         --
At Dec. 31, 2002            --   $  1,412   $  1,038   $    190         --   $    124   $    115         --   $    204         --
At Dec. 31, 2003      $      6   $  2,718   $  1,277   $    576   $      1   $    218   $    227   $      3   $    346   $      2
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --       1.14%      4.36%        --         --       0.30%        --         --         --         --
For the year ended
  Dec. 31, 2002             --       1.01%      2.91%        --         --         --         --         --         --         --
For the year ended
  Dec. 31, 2003           0.16%      1.20%      2.30%        --       0.15%        --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --       0.90%      0.90%      0.90%        --       0.90%      0.90%        --       0.90%        --
For the year ended
  Dec. 31, 2002             --       0.90%      0.90%      0.90%        --       0.90%      0.90%        --       0.90%        --
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --     (13.54%)     3.92%     (7.14%)       --     (34.48%)   (23.60%)       --      (8.91%)       --
For the year ended
  Dec. 31, 2002             --     (22.89%)     4.72%    (18.68%)       --     (31.58%)   (25.00%)       --     (22.83%)       --
For the year ended
  Dec. 31, 2003          18.00%     26.56%      0.90%     47.30%     10.00%     26.92%     27.45%     12.00%     35.21%     15.00%
---------------------------------------------------------------------------------------------------------------------------------

                        YGI       YAL(4)     YAB(4)      YIR       YAI(4)      YVL       YAV(4)      YSB        YEG        YSC
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.78         --         --   $   1.00         --   $   1.07         --   $   0.93   $   0.96   $   0.76
At Dec. 31, 2001      $   1.36         --         --   $   0.71         --   $   1.20         --   $   0.86   $   0.80   $   0.63
At Dec. 31, 2002      $   1.14         --         --   $   0.56         --   $   1.04         --   $   0.75   $   0.56   $   0.41
At Dec. 31, 2003      $   1.40   $   1.12   $   1.17   $   0.69   $   1.14   $   1.33   $   1.14   $   0.88   $   0.79   $   0.61
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001        16,462         --         --        419         --        964         --         56         30        183
At Dec. 31, 2002        14,872         --         --      1,042         --      2,475         --        125         76        435
At Dec. 31, 2003        14,863         17          2      1,508          8      3,179         11        312        262        564
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $ 22,399         --         --   $    295         --   $  1,159         --   $     48   $     24   $    115
At Dec. 31, 2002      $ 16,932         --         --   $    580         --   $  2,575         --   $     93   $     42   $    180
At Dec. 31, 2003      $ 20,866   $     19   $      2   $  1,035   $      9   $  4,224   $     13   $    276   $    208   $    344
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           0.05%        --         --         --         --         --         --      10.97%        --         --
For the year ended
  Dec. 31, 2002           0.32%        --         --       0.64%        --       0.61%        --       3.94%        --         --
For the year ended
  Dec. 31, 2003           1.04%        --         --       0.64%        --       1.01%        --       2.74%        --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%        --         --       0.90%        --       0.90%        --       0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2002           0.90%        --         --       0.90%        --       0.90%        --       0.90%      0.90%      0.90%
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (23.60%)       --         --     (29.00%)       --      12.15%        --      (7.53%)   (16.67%)   (17.11%)
For the year ended
  Dec. 31, 2002         (16.18%)       --         --     (21.13%)       --     (13.33%)       --     (12.79%)   (30.00%)   (34.92%)
For the year ended
  Dec. 31, 2003          22.81%     12.00%     17.00%     23.21%     14.00%     27.88%     14.00%     17.33%     41.07%     48.78%
---------------------------------------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                       YCG(5)      YGC       YFG(4)      YMP       YFM(4)      YOS       YFO(4)      YRE        YSV       YMS(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000            --   $   0.99         --   $   1.04         --   $   0.96         --   $   1.08   $   1.08         --
At Dec. 31, 2001            --   $   0.89         --   $   0.99         --   $   0.75         --   $   1.16   $   1.22         --
At Dec. 31, 2002            --   $   0.74         --   $   0.89         --   $   0.59         --   $   1.17   $   1.10         --
At Dec. 31, 2003      $   1.12   $   0.90   $   1.07   $   1.22   $   1.18   $   0.84   $   1.21   $   1.57   $   1.43   $   1.12
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001            --      1,119         --      1,326         --        222         --        267        131         --
At Dec. 31, 2002            --      2,806         --      3,251         --        555         --        924        423         --
At Dec. 31, 2003             1      5,424         48      4,845         82      1,119         15      1,305        529         13
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001            --   $    998         --   $  1,315         --   $    167         --   $    309   $    159         --
At Dec. 31, 2002            --   $  2,067         --   $  2,878         --   $    330         --   $  1,081   $    464         --
At Dec. 31, 2003      $      2   $  4,893   $     52   $  5,887   $     97   $    943   $     18   $  2,053   $    759   $     15
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --       0.21%        --         --         --       0.14%        --       1.84%      0.14%        --
For the year ended
  Dec. 31, 2002             --       0.83%        --       0.55%        --       0.46%        --       2.50%      0.32%        --
For the year ended
  Dec. 31, 2003           1.89%      0.80%        --       0.26%        --       0.52%        --       2.48%      0.21%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001             --       0.90%        --       0.90%        --       0.90%        --       0.90%      0.90%        --
For the year ended
  Dec. 31, 2002             --       0.90%        --       0.90%        --       0.90%        --       0.90%      0.90%        --
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001             --     (10.10%)       --      (4.81%)       --     (21.88%)       --       7.41%     12.96%        --
For the year ended
  Dec. 31, 2002             --     (16.85%)       --     (10.10%)       --     (21.33%)       --       0.86%     (9.84%)       --
For the year ended
  Dec. 31, 2003           4.67%     21.62%      7.00%     37.08%     18.00%     42.37%     21.00%     34.19%     30.00%     12.00%
---------------------------------------------------------------------------------------------------------------------------------

                        YIF        YSE        YUE        YMC       YID(4)     YFS(4)     YTC(4)     YTL(4)      YGT        YIG
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   1.03   $   0.99   $   0.95   $   1.07         --         --         --         --   $   0.85   $   0.94
At Dec. 31, 2001      $   0.86   $   1.02   $   0.83   $   1.19         --         --         --         --   $   0.53   $   0.71
At Dec. 31, 2002      $   0.69   $   0.86   $   0.64   $   1.13         --         --         --         --   $   0.31   $   0.52
At Dec. 31, 2003      $   0.90   $   1.25   $   0.82   $   1.43   $   1.15   $   1.11   $   1.18   $   1.15   $   0.45   $   0.70
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001           262        100        167        468         --         --         --         --        165        905
At Dec. 31, 2002         1,147        317        418      1,456         --         --         --         --        310      1,826
At Dec. 31, 2003         1,870        393        675      2,169         --          1          6          1        472      2,027
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $    225   $    103   $    138   $    558         --         --         --         --   $     87   $    644
At Dec. 31, 2002      $    792   $    274   $    268   $  1,641         --         --         --         --   $     96   $    957
At Dec. 31, 2003      $  1,692   $    491   $    556   $  3,110         --   $      1   $      7   $      1   $    211   $  1,416
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001           1.11%      0.78%      1.15%      1.99%        --         --         --         --       0.77%      0.78%
For the year ended
  Dec. 31, 2002           1.56%      0.41%      0.86%      1.51%        --         --         --         --         --       0.75%
For the year ended
  Dec. 31, 2003           1.70%      0.25%      0.88%      1.08%        --       3.12%        --         --         --       1.00%
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%      0.90%        --         --         --         --       0.90%      0.90%
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%      0.90%        --         --         --         --       0.90%      0.90%
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (16.50%)     3.03%    (12.63%)    11.21%        --         --         --         --     (37.65%)   (24.47%)
For the year ended
  Dec. 31, 2002         (19.77%)   (15.69%)   (22.89%)    (5.04%)       --         --         --         --     (41.51%)   (26.76%)
For the year ended
  Dec. 31, 2003          30.43%     45.35%     28.13%     26.55%     15.00%     11.00%     18.00%     15.00%     45.16%     34.62%
---------------------------------------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                        YAG        YIP        YGW        YDS       YUT(4)     YPE(4)     YEU(4)     YHS(4)      YPH       YPI(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
 VALUE
At Dec. 31, 2000      $   0.85   $   0.99   $   0.95   $   0.98         --         --         --         --   $   0.98         --
At Dec. 31, 2001      $   0.51   $   0.75   $   0.71   $   0.92         --         --         --         --   $   1.01         --
At Dec. 31, 2002      $   0.36   $   0.66   $   0.51   $   0.62         --         --         --         --   $   0.99         --
At Dec. 31, 2003      $   0.49   $   0.84   $   0.62   $   0.82   $   1.14   $   1.11   $   1.19   $   1.08   $   1.24   $   1.16
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001           373        244        923        659         --         --         --         --        154         --
At Dec. 31, 2002           563        567      1,364      1,465         --         --         --         --        232         --
At Dec. 31, 2003           708      1,077      1,865      1,751          1          6         --          3        427         30
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $    191   $    182   $    656   $    605         --         --         --         --   $    155         --
At Dec. 31, 2002      $    205   $    375   $    694   $    909         --         --         --         --   $    230         --
At Dec. 31, 2003      $    344   $    908   $  1,153   $  1,436   $      1   $      6         --   $      3   $    530   $     35
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --       0.01%      0.02%        --         --         --         --         --       2.62%        --
For the year ended
  Dec. 31, 2002             --       0.08%        --         --         --         --         --         --       9.40%        --
For the year ended
  Dec. 31, 2003             --       0.34%        --         --         --       2.31%        --         --       7.87%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%      0.90%        --         --         --         --       0.90%        --
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%      0.90%        --         --         --         --       0.90%        --
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (40.00%)   (24.24%)   (25.26%)    (6.12%)       --         --         --         --       3.06%        --
For the year ended
  Dec. 31, 2002         (29.41%)   (12.00%)   (28.17%)   (32.61%)       --         --         --         --      (1.98%)       --
For the year ended
  Dec. 31, 2003          36.11%     27.27%     21.57%     32.26%     14.00%     11.00%     19.00%      8.00%     25.25%     16.00%
---------------------------------------------------------------------------------------------------------------------------------

                        YIO        YNO        YVS        YMI       YSO(4)      YVA        YIC        YSP       YAA(4)     YWI(4)
                      -----------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT
  VALUE
At Dec. 31, 2000      $   0.93   $   1.81   $   0.92   $   1.01         --   $   1.10   $   0.90   $   1.05         --         --
At Dec. 31, 2001      $   0.66   $   1.26   $   0.60   $   1.30         --   $   1.24   $   0.70   $   1.15         --         --
At Dec. 31, 2002      $   0.56   $   0.87   $   0.42   $   1.13         --   $   1.09   $   0.60   $   0.95         --         --
At Dec. 31, 2003      $   0.74   $   1.14   $   0.55   $   1.66   $   1.13   $   1.54   $   0.88   $   1.35   $   1.11   $   1.19
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001           284     13,900        385        583         --      1,131        180        239         --         --
At Dec. 31, 2002           574     12,828        690      1,758         --      2,397        772      1,133         --         --
At Dec. 31, 2003           775     12,581        722      2,483          2      3,110      1,557      2,194          2          8
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001      $    186   $ 17,448   $    233   $    761         --   $  1,397   $    126   $    276         --         --
At Dec. 31, 2002      $    322   $ 11,123   $    287   $  1,980         --   $  2,621   $    462   $  1,078         --         --
At Dec. 31, 2003      $    573   $ 14,347   $    396   $  4,133   $      3   $  4,803   $  1,373   $  2,963   $      3   $      9
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  RATIO(1)
For the year ended
  Dec. 31, 2001             --         --         --         --         --       0.15%        --       0.01%        --         --
For the year ended
  Dec. 31, 2002           0.57%        --         --         --         --       0.22%        --         --         --         --
For the year ended
  Dec. 31, 2003           0.27%        --         --         --       0.05%      0.20%      0.24%        --       8.59%        --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended
  Dec. 31, 2001           0.90%      0.90%      0.90%      0.90%        --       0.90%      0.90%      0.90%        --         --
For the year ended
  Dec. 31, 2002           0.90%      0.90%      0.90%      0.90%        --       0.90%      0.90%      0.90%        --         --
For the year ended
  Dec. 31, 2003           0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%      0.90%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended
  Dec. 31, 2001         (29.03%)   (30.39%)   (34.78%)    28.71%        --      12.73%    (22.22%)     9.52%        --         --
For the year ended
  Dec. 31, 2002         (15.15%)   (30.95%)   (30.00%)   (13.08%)       --     (12.10%)   (14.29%)   (17.39%)       --         --
For the year ended
  Dec. 31, 2003          32.14%     31.03%     30.95%     46.90%     13.00%     41.28%     46.67%     42.11%     11.00%     19.00%
---------------------------------------------------------------------------------------------------------------------------------

                         IDS LIFE OF NEW YORK ACCOUNT 8

                                                                                                               YWS(4)       Y04
                                                                                                              -------------------
ACCUMULATION UNIT VALUE
At Dec. 31, 2000                                                                                                    --   $   3.56
At Dec. 31, 2001                                                                                                    --   $   3.81
At Dec. 31, 2002                                                                                                    --   $   4.08
At Dec. 31, 2003                                                                                              $   1.18   $   4.11
---------------------------------------------------------------------------------------------------------------------------------
UNITS (000S)
At Dec. 31, 2001                                                                                                    --        233
At Dec. 31, 2002                                                                                                    --        173
At Dec. 31, 2003                                                                                                    15        157
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS (000S)
At Dec. 31, 2001                                                                                                    --   $    886
At Dec. 31, 2002                                                                                                    --   $    708
At Dec. 31, 2003                                                                                              $     17   $    647
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO(1)
For the year ended Dec. 31, 2001                                                                                    --         --
For the year ended Dec. 31, 2002                                                                                    --         --
For the year ended Dec. 31, 2003                                                                                    --         --
---------------------------------------------------------------------------------------------------------------------------------
EXPENSE RATIO(2)
For the year ended Dec. 31, 2001                                                                                    --       1.15%
For the year ended Dec. 31, 2002                                                                                    --       1.15%
For the year ended Dec. 31, 2003                                                                                  0.90%      1.15%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
For the year ended Dec. 31, 2001                                                                                    --       7.02%
For the year ended Dec. 31, 2002                                                                                    --       7.09%
For the year ended Dec. 31, 2003                                                                                 18.00%      0.74%
---------------------------------------------------------------------------------------------------------------------------------

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(4)  Operations commenced on Aug. 18, 2003.
(5)  Operations commenced on Dec. 8, 2003.

                         IDS LIFE OF NEW YORK ACCOUNT 8

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Report of Ernst & Young LLP Independent Auditors

THE BOARD OF DIRECTORS

IDS LIFE INSURANCE COMPANY OF NEW YORK

We have audited the accompanying balance sheets of IDS Life Insurance Company of New York (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the management of IDS Life Insurance Company of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Life Insurance Company of New York at December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

January 26, 2004

Minneapolis, Minnesota

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

BALANCE SHEETS

December 31,
(In thousands, except share amounts)
                                                                                                        2003          2002
ASSETS
Investments:
   Available-for-Sale:
      Fixed maturities, at fair value (amortized cost: 2003, $1,290,945; 2002, $1,199,951)         $1,342,994    $1,256,986
      Common stocks, at fair value (cost: 2003, $--; 2002, $--)                                             8            --
   Mortgage loans on real estate                                                                      158,581       112,239
   Policy loans                                                                                        29,640        30,743
                                                                                                    ---------     ---------
         Total investments                                                                          1,531,223     1,399,968
Cash and cash equivalents                                                                              13,615        24,106
Amounts recoverable from reinsurers                                                                    24,179        20,067
Amounts due from brokers                                                                                   12            --
Accounts receivable                                                                                     1,816         1,238
Premiums due                                                                                              315           338
Accrued investment income                                                                              17,020        16,921
Deferred policy acquisition costs                                                                     184,357       168,371
Other assets                                                                                            5,163         4,961
Separate account assets                                                                             1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total assets                                                                              $3,221,467    $2,772,829
                                                                                                   ==========    ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Future policy benefits:
      Fixed annuities                                                                              $1,073,952     $ 960,480
      Universal life-type insurance                                                                   177,458       171,960
      Traditional life, disability income and long-term care insurance                                117,042       102,796
   Policy claims and other policyholders' funds                                                         4,778         2,343
   Deferred income taxes, net                                                                          23,848        22,085
   Other liabilities                                                                                   13,557        16,257
   Separate account liabilities                                                                     1,443,767     1,136,859
                                                                                                    ---------     ---------
         Total liabilities                                                                          2,854,402     2,412,780
                                                                                                    =========     =========
Commitments and contingencies
Stockholder's equity:
   Capital stock, $10 par value per share; 200,000 shares authorized, issued and outstanding            2,000         2,000
   Additional paid-in capital                                                                          49,000        49,000
   Accumulated other comprehensive income, net of tax:
      Net unrealized securities gains                                                                  31,229        35,141
   Retained earnings                                                                                  284,836       273,908
                                                                                                    ---------     ---------
         Total stockholder's equity                                                                   367,065       360,049
                                                                                                    ---------     ---------
Total liabilities and stockholder's equity                                                         $3,221,467    $2,772,829
                                                                                                   ==========    ==========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS

Years ended December 31,
(In thousands)
                                                                                        2003            2002          2001
REVENUES
   Traditional life, disability income and long-term care insurance premiums          $ 21,698       $ 20,043      $ 20,566
   Policyholder and contractholder charges                                              29,726         28,838        27,238
   Mortality and expense risk and other fees                                            14,326         13,960        16,182
   Net investment income                                                                87,117         84,176        79,172
   Net realized loss on investments                                                       (338)        (8,481)      (26,426)
                                                                                      --------       --------      --------
      Total revenues                                                                   152,529        138,536       116,732
                                                                                      ========       ========      ========
BENEFITS AND EXPENSES Death and other benefits:
      Traditional life, disability income and long-term care insurance                   7,410          7,252         6,294
      Universal life-type insurance and investment contracts                            11,770          6,279        12,605
   Increase in liabilities for future policy benefits for traditional life, disability
income and long-term care insurance                                                      9,697          9,352         7,784
   Interest credited on universal life-type insurance and investment contracts          52,673         46,151        47,339
   Amortization of deferred policy acquisition costs                                     7,741         15,834        16,341
   Other insurance and operating expenses                                               17,024         12,333        13,668
                                                                                      --------       --------      --------
         Total benefits and expenses                                                   106,315         97,201       104,031
                                                                                      --------       --------      --------
Income before income taxes                                                              46,214         41,335        12,701
Income tax expense                                                                      15,286         14,302         4,685
                                                                                      --------       --------      --------
Net income                                                                            $ 30,928       $ 27,033      $  8,016
                                                                                      ========       ========      ========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS

Years ended December 31,
(In thousands)

                                                                                        2003            2002          2001
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income                                                                        $  30,928      $  27,033     $   8,016
   Adjustments to reconcile net income to net cash provided by operating activities:
      Policy loans, excluding universal life-type insurance:
         Issuance                                                                       (2,230)        (2,430)       (2,781)
         Repayment                                                                       2,566          2,912         3,167
      Change in accrued investment income                                                 (707)          (945)        2,570
      Change in amounts recoverable from reinsurers                                     (4,112)        (4,166)       (5,691)
      Change in premiums due                                                                23             58           (51)
      Change in accounts receivable                                                       (578)           867           144
      Change in other assets                                                              (202)          (169)       (4,203)
      Change in deferred policy acquisition costs, net                                 (17,027)       (15,208)      (10,376)
      Change in liabilities for future policy benefits for traditional life,
        disability income and long-term care insurance                                  14,246         14,898        11,801
      Change in policy claims and other policyholder's funds                             2,435         (4,461)        3,861
      Deferred income tax provision (benefit)                                            3,870          1,851        (4,763)
      Change in other liabilities                                                       (2,700)        (2,402)           68
      Amortization of premium (accretion of discount), net                                 808           (819)        3,477
      Net realized loss on investments                                                     338          8,481        26,426
      Policyholder and contractholder charges, non-cash                                (14,352)       (13,394)      (12,632)
      Other, net                                                                           194         (1,582)          126
                                                                                     ---------      ---------     ---------
         Net cash provided by operating activities                                      13,500         10,524        19,159
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
   Available-for-Sale securities:
      Purchases                                                                       (718,910)      (590,944)     (429,487)
      Maturities, sinking fund payments and calls                                      139,530        198,972       117,961
      Sales                                                                            488,168        215,680       214,426
   Other investments, excluding policy loans:
      Purchases                                                                        (70,848)        (1,374)         (309)
      Sales                                                                             24,184         14,235        19,223
   Change in amounts due to and from brokers                                               (12)       (31,487)       32,364
                                                                                     ---------      ---------     ---------
         Net cash used in investing activities                                        (137,888)      (194,918)      (45,822)
                                                                                     ---------      ---------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to universal life-type insurance and investment contracts:
   Considerations received                                                             141,822        174,235        56,228
   Surrenders and death benefits                                                       (61,174)       (15,299)      (81,988)
   Interest credited to account balances                                                52,673         46,151        47,339
   Universal life-type insurance policy loans:
   Issuance                                                                             (3,908)        (4,102)       (4,308)
   Repayment                                                                             4,484          4,150         3,544
   Cash dividends                                                                      (20,000)       (14,000)      (16,000)
                                                                                     ---------      ---------     ---------
Net cash provided by financing activities                                              113,897        191,135         4,815
                                                                                     ---------      ---------     ---------
   Net (decrease) increase in cash and cash equivalents                                (10,491)         6,741       (21,848)
   Cash and cash equivalents at beginning of year                                       24,106         17,365        39,213
                                                                                     ---------      ---------     ---------
   Cash and cash equivalents at end of year                                          $  13,615      $  24,106     $  17,365
                                                                                     =========      =========     =========
   Supplemental disclosures:
      Income taxes paid                                                              $  12,340      $  13,059     $   5,408
      Interest on borrowings                                                               108              6            35

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

STATEMENTS OF STOCKHOLDER'S EQUITY

For the three years ended December 31, 2003
(In thousands)
                                                                                            Accumulated
                                                                                               other
                                                                              Additional   comprehensive                  Total
                                                                   Capital      paid-in   income (loss),   Retained   stockholder's
                                                                    stock       capital     net of tax     earnings      equity
Balance, January 1, 2001                                           $ 2,000    $ 49,000      $ (10,324)    $ 268,859     $ 309,535
Comprehensive income:
   Net income                                                           --          --             --         8,016         8,016
   Cumulative effect of adopting SFAS No. 133, net
      of income tax benefit of $486                                     --          --           (903)           --          (903)
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($416)
      and income tax expense of $16,188                                 --          --         30,065            --        30,065
   Reclassification adjustment for gains on Available-for-Sale securities included in net income, net
      of income tax expense of $7,673                                   --          --        (14,250)           --       (14,250)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         14,912            --        14,912
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    22,928
Cash dividends                                                          --          --             --       (16,000)      (16,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2001                                         $ 2,000    $ 49,000        $ 4,588     $ 260,875     $ 316,463
Comprehensive income:
   Net income                                                           --          --             --        27,033        27,033
   Net unrealized holding gains on Available-for-Sale securities arising during the year, net of
      deferred policy acquisition costs of ($2,833) and income tax
      expense of $13,606                                                --          --         25,268            --        25,268
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $2,846                       --          --          5,285            --         5,285
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive income                                           --          --         30,553            --        30,553
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    57,586
Cash dividends                                                          --          --             --       (14,000)      (14,000)
                                                                   -------    --------      ---------     ---------     ---------

Balance, December 31, 2002                                         $ 2,000    $ 49,000       $ 35,141     $ 273,908     $ 360,049
Comprehensive income:
   Net income                                                           --          --             --        30,928        30,928
   Net unrealized holding losses on Available-for-Sale securities arising during the year, net of deferred
      policy acquisition costs of ($1,041) and income tax
      benefit of $2,107                                                 --          --         (3,911)           --        (3,911)
   Reclassification adjustment for losses on
      Available-for-Sale securities included in net
      income, net of income tax benefit of $nil                         --          --             (1)           --            (1)
                                                                   -------    --------      ---------     ---------     ---------
   Other comprehensive loss                                             --          --         (3,912)           --        (3,912)
                                                                   -------    --------      ---------     ---------     ---------
   Comprehensive income                                                                                                    27,016
Cash dividends                                                          --          --             --       (20,000)      (20,000)
                                                                   -------    --------      ---------     ---------     ---------
Balance, December 31, 2003                                         $ 2,000    $ 49,000       $ 31,229     $ 284,836     $ 367,065
                                                                   =======    ========       ========     =========     =========

See accompanying Notes to Financial Statements.

IDS Life Insurance Company of New York
--------------------------------------------------------------------------------

Notes to Financial Statements

1. ORGANIZATION AND NATURE OF OPERATIONS

Nature of business

IDS Life Insurance Company of New York (IDS Life of New York) is a stock life insurance company engaged in the insurance and annuity business in the state of New York. IDS Life of New York is a wholly-owned subsidiary of IDS Life Insurance Company (IDS Life), which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly-owned subsidiary of American Express Company.

IDS Life of New York's principal products are deferred annuities and universal life insurance which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. IDS Life of New York's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, IDS Life of New York has the option of paying a higher rate set at its discretion. IDS Life of New York also offers variable annuities, including the American Express Retirement Advisor Advantage(R) Variable Annuity and the American Express Retirement Advisor Select(R) Variable Annuity. Life insurance products currently offered by IDS Life of New York include universal life (fixed and variable, and joint life) and term products. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. IDS Life of New York also markets disability income insurance. Although IDS Life of New York discontinued marketing proprietary long-term care insurance at the end of 2002, it still retains risk on a block of existing contracts, 50% of which are reinsured.

Under IDS Life of New York's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include IDS Life of New York's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short term securities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP) which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (IDS Life of New York's primary regulator) as reconciled in Note 10. Certain reclassifications of prior period amounts have been made to conform to the current year's presentation.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue Recognition

Premium revenues

Premium revenues include premiums on traditional life, disability income and long-term care products. Such premiums are recognized as revenue when due.

Net investment income

Net investment income predominantly consists of interest income earned on fixed maturity securities classified as Available-for-Sale, mortgage loans on real estate and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale, excluding structured securities, and mortgage loans on real estate so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. Interest income on structured securities is recognized according to Emerging Issues Task Force (EITF) Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" or EITF Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes" depending upon the instrument.

Contractholder and policyholder charges

Contractholder and policyholder charges include certain charges assessed on annuities and universal and variable universal life insurance. Contractholder and policyholder charges include cost of insurance charges, administrative charges and surrender charges on annuities and universal and variable universal life insurance. Cost of insurance charges on universal and variable universal life insurance are recognized as revenue when earned, whereas contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Mortality and expense risk and other fees

Mortality and expense risk and other fees include risk fees, management and administration fees, which are generated directly and indirectly from IDS Life of New York's separate account assets. IDS Life of New York's mortality and expense risk and other fees are generally computed as a contractual rate generally based on the underlying asset values and are generally received monthly.

Net realized gain (loss) on investments

Realized gains and losses are recognized on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

Fixed maturity and equity securities

All fixed maturity securities and marketable equity securities are classified as Available-for-Sale and carried at fair value. Unrealized gains and losses on securities classified as Available-for-Sale are carried as a separate component of accumulated other comprehensive income (loss), net of the related deferred policy acquisition costs and income taxes. Gains and losses are recognized in the results of operations upon disposition of the securities using the specific identification method. In addition, losses are also recognized when management determines that a decline in a security's fair value is other-than-temporary, which requires judgment regarding the amount and timing of recovery.

Indicators of other-than-temporary impairment for fixed maturity securities include issuer downgrade, default, or bankruptcy. IDS Life of New York also considers the extent to which cost exceeds fair value, the duration and size of that gap, and management's judgment about the issuer's current and prospective financial condition. The charges are reflected in Net realized loss on investments within the Statements of Income.

Fair value of fixed maturity and equity securities is generally based on quoted market prices. However, IDS Life of New York's investment portfolio also contains structured investments of various asset quality, including collateralized debt obligations (CDOs) and securitized loan trusts (SLTs) (backed by high-yield bonds and bank loans), which are not readily marketable. As a result, the carrying values of these structured investments are based on future cash flow projections that require a significant degree of management judgment as to the amount and timing of cash payments, default and recovery rates of the underlying investments and, as such, are subject to change. IDS Life of New York's CDO investments are accounted for in accordance with Emerging Issues Task Force (EITF) Issue 99-20 "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets".

Mortgage loans on real estate

Mortgage loans on real estate reflect principal amounts outstanding less reserves for loan losses. The estimated fair value of mortgage loans is determined by discounted cash flow analyses using mortgage interest rates currently offered for mortgages of similar maturities.

The reserve for losses is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate or the fair value of collateral. Additionally, the level of the reserve for losses considers other factors, including historical experience and current economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses and believes it is adequate to absorb estimated losses in the portfolio.

IDS Life of New York generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy loans

Policy loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of the related policies.

Cash and cash equivalents

IDS Life of New York defines cash equivalents as investments with a maturity at the date of their acquisition of three months or less. These investments are carried principally at amortized cost, which approximates fair value.

Deferred policy acquisition costs

Deferred policy acquisition costs (DAC) represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and life and health insurance. For annuity and insurance products, DAC are amortized over periods approximating the lives of the business, generally as a percentage of premiums or estimated gross profits or as a portion of the interest margins associated with the products.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
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For insurance and annuity products, the projections underlying the amortization of DAC require the use of certain assumptions, including interest margins, mortality rates, persistency rates, maintenance expense levels and customer asset value growth rates for variable products. Management routinely monitors a wide variety of trends in the business, including comparisons of actual and assumed experience. Management reviews and, where appropriate, adjusts its assumptions with respect to customer asset value growth rates on a quarterly basis. Management monitors other principle DAC assumptions, such as persistency, mortality rate, interest margin and maintenance expense level assumptions, each quarter. Unless management identifies a material deviation over the course of the quarterly monitoring process, management reviews and updates these DAC assumptions annually in the third quarter of each year. When assumptions are changed, the percentage of estimated gross profits or portion of interest margins used to amortize DAC may also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in an acceleration of DAC amortization while a decrease in amortization percentage will result in a deceleration of DAC amortization. The impact on results of operations of changing assumptions with respect to the amortization of DAC can either be positive or negative in any particular period and is reflected in the period in which such changes are made.

Guaranteed Minimum Death Benefit

The majority of the variable annuity contracts offered by IDS Life of New York contain guaranteed minimum death benefit (GMDB) provisions. At time of issue, these contracts typically guarantee the death benefit payable will not be less than the amount invested, regardless of the performance of the customer's account. Most contracts also provide for some type of periodic adjustment of the guaranteed amount based on the change in value of the contract. A large portion of IDS Life of New York's contracts containing a GMBD provision adjust once every six years. The periodic adjustment of these contracts can either increase or decrease the guaranteed amount though not below the amount invested, adjusted for withdrawals. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the accumulated contract value. Through December 31, 2003, the amount paid in excess of contract value was expensed when payable. Amounts expensed in 2003, 2002, and 2001 were $1.8 million, $1.0 million, and $1.0 million, respectively. See Recently Issued Accounting Standards section of Note 2 herein for a description of Statement of Position 03-1.

Liabilities for future policy benefits

Liabilities for reported and unpaid life insurance claims are equal to the death benefits payable. For disability income and long-term care claims, unpaid claims liabilities are equal to benefit amounts due and accrued. Liabilities for incurred but not reported claims are estimated based on periodic analysis of the actual reported claim lag. Where applicable, amounts recoverable from reinsurers are separately recorded as receivables. For life insurance, no claim adjustment expense reserve is held. The claim adjustment expense reserves for disability income and long-term care are based on the claim reserves.

Liabilities for fixed and variable universal life insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 4.6% to 9.5%, depending on year of issue, with an average rate of approximately 6.3%.

Liabilities for future benefits on traditional life insurance, primarily term and whole life insurance, are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables, with modifications based on IDS Life of New York's experience. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on level term and cash value plans generally anticipated to be better than persistency on yearly renewable term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income policy reserves are 7.5% at policy issue and grade to 5% over 5 years. Anticipated interest rates for long-term care policy reserves are 7.75% to 9% at policy issue and grade to 6.5% to 7.0% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 5% to 8%, with an average of approximately 5.7%.

IDS Life of New York issues only non-participating life insurance contracts and has no short-duration life insurance liabilities.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
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Reinsurance

Included in accounts receivables are amounts recoverable from reinsurers of $24.2 million and $20.1 million at December 31, 2003 and 2002, respectively.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with that used in accounting for original policies issued and with the terms of the reinsurance contracts.

The maximum amount of life insurance risk retained by IDS Life of New York is $750,000 on any policy insuring a single life and $1.5 million on any policy insuring a joint-life combination. IDS Life of New York generally retains 10% of the mortality risk on new life insurance policies insuring a single life. Risk not retained is reinsured with other life insurance companies. Risk on universal life and variable universal life policies is reinsured on a yearly renewable term basis. Risk on term insurance and long-term care policies is reinsured on a coinsurance basis. IDS Life of New York retains all accidental death benefit, disability income and waiver of premium risk.

Federal income taxes

IDS Life of New York's taxable income is included in the consolidated federal income tax return of American Express Company. IDS Life of New York provides for income taxes on a separate return basis. Under an agreement between AEFC and American Express Company, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Separate account business

Separate account assets and liabilities are funds held for the exclusive benefit of variable annuity and variable life insurance contract owners. IDS Life of New York receives mortality and expense risk fees from the separate accounts.

IDS Life of New York provides contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. IDS Life of New York makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. IDS Life of New York also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, IDS Life of New York guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. IDS Life of New York also guarantees that the death benefit will continue to be payable at the current level less outstanding loans regardless of investment performance so long as the policy owners pays the contractual premium requirements for the death benefit guarantee provision.

Recently Issued Accounting Standards

In July 2000, the Financial Accounting Standards Board's (FASB) EITF issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets". IDS Life of New York adopted the consensus as of January 1, 2001. Issue 99-20 prescribed new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. The consensus primarily affected CDOs. Although there was no significant impact resulting from the adoption of Issue 99-20, IDS Life of New York holds structured securities that are accounted for under Issue 99-20.

In January 2003, the FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" (FIN 46), which addresses consolidation by business enterprises of variable interest entities (VIEs) and was subsequently revised in December 2003. An entity is subject to consolidation according to the provisions of FIN 46, if, by design, either (i) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) as a group, the holders of the equity investment at risk lack: (a) direct or indirect ability to make decisions about an entity's activities; (b) the obligation to absorb the expected losses of the entity if they occur; or (c) the right to receive the expected residual return of the entity if they occur. In general, FIN 46 requires a VIE to be consolidated when an enterprise has a variable interest for which it is deemed to be the primary beneficiary which means that it will absorb a majority of the VIE's expected losses or receive a majority of the VIE's expected residual return.

The entities considered VIE's under FIN 46 include SLTs for which IDS Life of New York has an 8% ownership interest in each of two SLT structures. The SLTs provide returns to investors primarily based on the performance of an underlying portfolio of high-yield loans, which are managed by a related party. However, IDS Life of New York is not required to consolidate the SLTs as it is not the primary beneficiary. IDS Life of New York has a pro rata return based on the performance of up to $200 million of the high-yield loans. Currently, the underlying portfolio consists of $176.4 million in high-yield loans which have a market value of $172.5 million. The SLTs have an adjusted cost basis of $41.5 million. IDS Life of New York's maximum exposure to loss as a result of its investments in SLT's is represented by the carrying value which is $41.5 million.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
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FIN 46 does not impact the accounting for qualified special purpose entities as defined by Statement of Financial Accounting Standard (SFA's) No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities," such as IDS Life of New York's CDO-related securitization trust established in 2001. That trust contains a majority of IDS Life of New York's rated CDO's whose retained interest in the trust had a carrying value of $16.9 million at December 31, 2003, of which $12.5 million is considered investment grade.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). IDS Life of New York is currently evaluating its impact, which, among other provisions, requires reserves related to guaranteed minimum death benefits included within the majority of variable annuity contracts offered by IDS Life of New York. IDS Life of New York expects to adopt SOP 03-1 on January 1, 2004, and will recognize any impact in IDS Life of New York's 2004 results of operations.

In November 2003, the FASB ratified a consensus on the disclosure provisions of EITF Issue 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." The disclosure provisions of this rule, which are addressed in Note 3, require tabular presentation of certain information regarding investment securities with gross unrealized losses.

3. INVESTMENTS

Fixed maturity and equity securities

Available-for-Sale securities at December 31, 2003 are distributed by type as presented below:

                                                                                       Gross           Gross
(Thousands)                                                           Amortized     unrealized       unrealized     Fair
Fixed maturities:                                                       cost           gains           losses       value
Corporate bonds and obligations                                       $  672,575       $35,531         $2,792    $  705,314
Mortgage and asset-backed securities                                     405,743        13,064            578       418,229
Foreign corporates, government bonds and obligations                     143,875         8,919          1,142       151,652
Structured investments                                                    59,331             -            919        58,412
State and municipal obligations                                            5,995            30            192         5,833
U.S. Government agency obligations                                         3,426           128              -         3,554
                                                                      ----------       -------         ------    ----------
Total fixed maturity securities                                       $1,290,945       $57,672         $5,623    $1,342,994
                                                                      ==========       =======         ======    ==========
Common stocks                                                         $       --       $     8         $   --     $       8
                                                                      ----------       -------         ------    ----------

Available-for-Sale securities at December 31, 2002 are distributed by type as presented below:

                                                                                         Gross          Gross
(Thousands)                                                             Amortized     unrealized     unrealized       Fair
Fixed maturities:                                                         cost           gains         losses         value
Corporate bonds and obligations                                       $  505,026       $33,356        $ 7,717    $  530,665
Mortgage and asset-backed securities                                     548,018        26,687          1,406       573,299
Foreign corporates, government bonds and obligations                      86,814         7,807            123        94,498
Structured investments                                                    59,662             -          1,643        58,019
U.S. Government agency obligations                                           431            74              -           505
                                                                      ----------       -------        -------    ----------
Total fixed maturity securities                                       $1,199,951       $67,924        $10,889    $1,256,986
                                                                      ==========       =======        =======    ==========

The following table provides information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003:

(Thousands)                             Less than 12 months               12 months or more                  Total
Description of Securities            Fair value   Unrealized losses  Fair value  Unrealized losses  Fair value  Unrealized losses
Corporate debt securities            $141,774      $(2,854)             $479          $(18)          $142,253       $(2,872)
Mortgage and other asset-backed
   securities                          79,623         (578)               --            --             79,623          (578)
State and municipal obligations         3,810         (191)               --            --              3,810          (191)
Foreign corporates, government
  bonds and obligations                39,794       (1,063)               --            --             39,794        (1,063)
                                     --------      -------              ----          ----           --------       -------
Total                                $265,001      $(4,686)             $479          $(18)          $265,480       $(4,704)
                                     ========      =======              ====          ====           ========       =======

Note: Excludes structured investments that are accounted for pursuant to EITF 99-20, and are therefore outside the scope of EITF 03-1. At December 31, 2003, such investments had gross unrealized losses of $919 thousand.

Approximately 98 investment positions were in an unrealized loss position as of December 31, 2003. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates and credit spreads and specific credit events associated with individual issuers. As part of its ongoing monitoring process, management has concluded that none of these securities are other-than-temporarily impaired at December 31, 2003. IDS Life of New York has the ability and intent to hold these securities for a time sufficient to recover its amortized cost. See the Fixed maturity and equity securities section of Note 2 for information regarding IDS Life of New York's policy for determining when an investment's decline in value is other-than-temporary.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
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The following is a distribution of Available-for-Sale securities by maturity as of December 31, 2003:

                                                  Amortized         Fair
(Thousands)                                         cost            value
Due within 1 year                               $   23,368      $   24,023
Due after 1 year through 5 years                   172,391         182,420
Due after 5 years through 10 years                 593,344         619,710
Due after 10 years                                  96,099          98,612
Mortgage and asset-backed securities               405,743         418,229
                                                ----------      ----------
Total                                           $1,290,945      $1,342,994
                                                ==========      ==========

The timing of actual receipts may differ from contractual maturities because issuers may call or prepay obligations.

At December 31, 2003 and 2002, bonds carried at $250 thousand and $298 thousand, respectively, were on deposit with the state of New York as required by law.

At December 31, 2003, fixed maturity securities comprised approximately 88 percent of IDS Life of New York's total investments. These securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $72 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. Ratings are presented using S&P's convention and if the two agency's rating differ, the lower rating is used. A summary of fixed maturity securities, at amortized cost, by rating on December 31, is as follows:

Rating                                                 2003             2002
AAA                                                     34%             47%
AA                                                       2               1
A                                                       24              17
BBB                                                     31              28
BB                                                       5               5
Below investment grade                                   4               2
                                                       ---             ---
   Total                                               100%            100%
                                                       ===             ===

At December 31, 2003, approximately 89 percent of the securities rated AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
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The table below includes sales, maturities and purchases of investments classified as Available-for-Sale for the years ended December 31:

(Thousands)                  2003              2002              2001
Sales                       $488,168         $215,680          $214,426
Maturities                  $139,530         $198,972          $117,961
Purchases                   $718,910         $590,944          $429,487
                            --------         --------          --------

Gross realized gains on sales of securities classified as Available-for-Sale securities, using the specific identification method, were approximately $15.4 million, $7.2 million and $5.4 million for the years ended December 31, 2003, 2002 and 2001, respectively. Gross realized (losses) on sales of Available-for-Sale securities were approximately ($8.3 million), ($6.8 million) and ($18.3 million) for the same periods. IDS Life also recognized (losses) of approximately ($7.1 million), ($8.5 million) and ($13.0 million) in other-than-temporary impairments on Available-for-Sale securities for the years ended December 31, 2003, 2002 and 2001, respectively. The 2001 losses include the effect of the write-down and sale of high-yield securities discussed below.

During 2001, IDS Life of New York recorded pretax losses of $31.0 million to recognize the impact of higher default rate assumptions on certain structured investments; to write down lower rated securities (most of which were sold during 2001) in connection with IDS Life of New York's decision to lower its risk profile by reducing the level of its high-yield portfolio, allocating holdings toward stronger credits, and reducing the concentration of exposure to individual companies and industry sectors and to write down certain other investments. Within the Statements of Income, approximately $24.1 million of these losses are included in Net realized losses on investments and approximately $6.9 million are included in Net investment income.

During 2001, IDS Life of New York placed a majority of its rated CDO securities and related accrued interest, (collectively referred to as transferred assets), having an aggregate book value of $22.0 million, into a securitization trust. In return, IDS Life of New York received $2.9 million in cash relating to sales to unaffiliated investors and retained interests with allocated book amounts aggregating $19.1 million. As of December 31, 2003, the retained interests had a carrying value of approximately $16.9 million, of which approximately $12.5 million is considered investment grade. The book amount is determined by allocating the previous carrying value of the transferred assets between assets sold and the retained interests based on their relative fair values. Fair values are based on the estimated present value of future cash flows. The retained interests are accounted for in accordance with EITF 99-20.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
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Mortgages loans on real estate

At December 31, 2003, approximately 10 percent of IDS Life of New York's investments were mortgage loans on real estate. Concentration of credit risk by region of the United States and by type of real estate are as follows:

                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Region                                                                       sheet   commitments         sheet    commitments
West North Central                                                         $ 12,728     $ 3,850        $ 15,169       $--
East North Central                                                           38,402       5,575          18,951        --
South Atlantic                                                               23,313          --          19,466        --
Middle Atlantic                                                              11,941       2,800          11,363        --
Pacific                                                                      26,213          --           6,346        --
Mountain                                                                     29,395       2,700          28,895        --
New England                                                                   7,272          --           5,603        --
West South Central                                                            3,861         100              --        --
East South Central                                                            6,954          --           7,603        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===


                                                                             December 31, 2003           December 31, 2002
(Thousands)                                                               On balance   Funding        On balance    Funding
Property type                                                                sheet   commitments         sheet    commitments
Apartments                                                                 $ 42,719     $ 2,100        $ 37,635       $--
Department/retail stores                                                     39,426       9,350          36,571        --
Office buildings                                                             32,303       3,575          16,388        --
Industrial buildings                                                         25,897          --          13,506        --
Nursing/retirement                                                            3,525          --           4,072        --
Mixed Use                                                                     1,394          --              --        --
Hotels/Motels                                                                 2,994          --              --        --
Other                                                                         3,700          --              --        --
Medical buildings                                                             8,121          --           5,224        --
                                                                           --------     -------        --------       ---
                                                                            160,079      15,025         113,396        --
Less reserves for losses                                                      1,498          --           1,157        --
                                                                           --------     -------        --------       ---
Total                                                                      $158,581     $15,025        $112,239       $--
                                                                           ========     =======        ========       ===

Mortgage loan fundings are restricted by state insurance regulatory authority to 80 percent or less of the market value of the real estate at the time of origination of the loan. Mortgage loans are first mortgages on real estate. IDS Life of New York holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to fund mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2003, 2002 and 2001, IDS Life of New York's investment in impaired loans was $nil, $481 thousand and $nil, respectively.

During 2003, 2002 and 2001, the average recorded investment in impaired loans was $295 thousand, $37 thousand and $nil, respectively.

IDS Life of New York recognized interest income of $nil related to impaired mortgage loans for the years ended December 31, 2003, 2002, and 2001.

The following table presents changes in the reserve for mortgage loan losses:

(Thousands)                                                                               2003          2002           2001
Balance, January 1                                                                      $1,157         $  805          $303
Provision for mortgage loan losses                                                         341            352           502
                                                                                        ------         ------          ----
Balance, December 31                                                                    $1,498         $1,157          $805
                                                                                        ======         ======          ====

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
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Sources of investment income and realized (losses) gains on investments

Net investment income for the years ended December 31 is summarized as follows:

(Thousands)                                                                              2003          2002           2001
Income on fixed maturity securities                                                    $76,491        $71,665       $69,566
Income on mortgage loans on real estate                                                  8,830          9,483        10,682
Other                                                                                    3,272          3,890          (900)
                                                                                       -------        -------       -------
                                                                                        88,593         85,038        79,348
Less investment expenses                                                                 1,476            862           176
                                                                                       -------        -------       -------
Total                                                                                  $87,117        $84,176       $79,172
                                                                                       =======        =======       =======

Net realized (losses) gains on investments for the years ended December 31 is summarized as follows:

(Thousands)                                                                               2003          2002           2001
Fixed maturity securities                                                                $   1        $(8,129)     $(25,924)
Mortgage loans on real estate                                                             (341)          (352)         (502)
Other                                                                                        2             --            --
                                                                                         -----        -------      --------
Total                                                                                    $(338)       $(8,481)     $(26,426)
                                                                                         =====        =======      ========

4. INCOME TAXES

IDS Life of New York qualifies as a life insurance company for federal income tax purposes. As such, IDS Life of New York is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31 consists of the following:

(Thousands)                                                                              2003          2002           2001
Federal income taxes:
   Current                                                                             $10,056        $11,383       $ 8,098
   Deferred                                                                              3,870          1,851        (4,763)
                                                                                       -------        -------       -------
                                                                                        13,926         13,234         3,335
State income taxes-current                                                               1,360          1,068         1,350
                                                                                       -------        -------       -------
Income tax expense                                                                     $15,286        $14,302       $ 4,685
                                                                                       =======        =======       =======

Income tax expense differs from that computed by using the United States statutory rate of 35%. The principal causes of the difference in each year are shown below:

(Thousands)                                                 2003                      2002                      2001
                                                   Provision     Rate         Provision    Rate         Provision     Rate
Federal income taxes based on the statutory rate   $16,175         35.0%    $14,467          35.0%       $4,445        35.0%
Tax-excluded interest and dividend income             (803)        (1.7)       (230)         (0.6)         (258)       (2.0)
State tax, net of federal benefit                      884          1.9         694           1.7           878         6.9
Other, net                                            (970)        (2.1)       (629)         (1.5)         (380)       (3.0)
                                                   -------         ----     -------          ----        ------        ----
Total income taxes                                 $15,286         33.1%    $14,302          34.6%       $4,685        36.9%
                                                   =======         ====     =======          ====        ======        ====

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a "policyholders' surplus account". At December 31, 2003, IDS Life of New York had a policyholders' surplus account balance of $798 thousand. The policyholders' surplus account is only taxable if dividends to the stockholder exceed the stockholder's surplus account or if IDS Life of New York is liquidated. Deferred income tax liabilities related to the policyholders' surplus account of $279 thousand have not been established because no distributions of such amounts are contemplated.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
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Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of IDS Life of New York's deferred income tax assets and liabilities as of December 31 are as follows:

(Thousands)                                                                                             2003           2002
Deferred income tax assets:
   Policy reserves                                                                                    $33,834       $28,533
   Investments                                                                                         12,388        16,334
                                                                                                      -------       -------
Total deferred income tax assets                                                                       46,222        44,867
                                                                                                      -------       -------
Deferred income tax liabilities:
   Deferred policy acquisition costs                                                                   53,251        48,027
   Net unrealized gains, Available-for-Sale securities                                                 16,819        18,925
                                                                                                      -------       -------
Total deferred income tax liabilities                                                                  70,070        66,952
                                                                                                      -------       -------
Net deferred income tax liability                                                                     $23,848       $22,085
                                                                                                      =======       =======

IDS Life of New York is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that IDS Life of New York will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

5. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to IDS Life are limited to IDS Life of New York's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned surplus aggregated $166.4 million, and $160.6 million as of December 31, 2003 and 2002, respectively (see Note 4 with respect to the income tax effect of certain distributions and Note 10 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory-basis net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised regulations took effect January 1, 2001. The state of New York adopted the provisions of the revised manual with modification. The revised manual has changed, to some extent, prescribed statutory accounting practices and resulted in changes to the accounting practices that IDS Life of New York uses to prepare its statutory-basis financial statements. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2001 was not significant. Effective January 1, 2002, the state of New York further adopted additional provisions of the revised manual. The impact of implementing these changes to IDS Life of New York's statutory-basis capital and surplus as of January 1, 2002 was an increase of $5.1 million.

6. RELATED PARTY TRANSACTIONS

IDS Life of New York participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. IDS Life of New York's share of the total net periodic pension cost was $30 thousand, $30 thousand, and $26 thousand in 2003, 2002, and 2001, respectively.

IDS Life of New York also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2003, 2002, and 2001 were $145 thousand, $127 thousand, and $48 thousand, respectively.

IDS Life of New York participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2003, 2002 and 2001 were $nil.

IDS Life of New York has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2003, 2002, and 2001, which are calculated on the basis of commission earnings of the individual financial advisors, were $468 thousand, $199 thousand, and $199 thousand, respectively. Such costs are included in deferred policy acquisition costs.

IDS Life of New York maintains a "Persistency Payment Plan". Under the terms of this plan, financial advisors earn additional compensation based on the volume and persistency of insurance sales. The total costs for the plan for 2003, 2002, and 2001 were $nil. Such costs are included in deferred policy acquisition costs.

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

Charges by IDS Life and AEFC for the use of joint facilities, marketing services, technology support and other services aggregated $17.6 million, $23.2 million, and $19.9 million, for 2003, 2002, and 2001, respectively. Certain of these costs are included in deferred policy acquisition costs. Expenses allocated to IDS Life of New York may not be reflective of expenses that would have been incurred by IDS Life of New York on a stand-alone basis.

Included in other liabilities at December 31, 2003 and 2002 are payables of $1.2 million and $2.2 million respectively, to IDS Life for federal income taxes.

7. LINES OF CREDIT

IDS Life of New York has an available line of credit with AEFC of $25 million. The interest rate for the line of credit is established by reference to various indices plus 20 to 45 basis points depending on the term. There were no borrowings outstanding under this agreement at December 31, 2003 or 2002.

8. COMMITMENTS AND CONTINGENCIES

At December 31, 2003 and 2002, traditional life insurance and universal life-type insurance in force aggregated $7.5 billion and $7.0 billion respectively, of which $1.9 billion and $1.1 billion were reinsured at the respective year ends.

Premiums ceded to reinsurers amounted to $6.3 million, $6.6 million, and $2.6 million for the years ended December 31, 2003, 2002, and 2001, respectively. Recoveries from reinsurers other than IDS Life amounted to $131 thousand, $511 thousand, and $924 thousand for the years ended December 31, 2003, 2002, and 2001, respectively. Reinsurance contracts do not relieve IDS Life of New York from its primary obligations to policyholders.

IDS Life of New York has an agreement to assume a block of extended term life insurance business. The amount of insurance in force related to this agreement was $144.5 million and $163.5 million at December 31, 2003 and 2002, respectively. The accompanying statements of income include premiums of $nil for the years ended December 31, 2003, 2002, and 2001, and a decrease in liabilities for future policy benefits related to this agreement of $1 million for each of the years ended December 31, 2003, 2002 and 2001.

At December 31, 2003, IDS Life of New York had no commitments to purchase investments other than mortgage loan fundings (see Note 3).

IDS Life of New York is involved in a number of legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. IDS Life of New York believes it has meritorious defenses to each of these actions and intends to defend them vigorously. IDS Life of New York believes that it is not a party to, nor are any of its properties the subject of, any pending legal or arbitration proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

9. FAIR VALUES OF FINANCIAL INSTRUMENTS

IDS Life of New York discloses fair value information for financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations, receivables and all non-financial instruments, such as DAC, are excluded. Off-balance sheet intangible assets, such as the value of the field force, are also excluded. The fair value of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2003 and 2002 and require management judgment. These figures may not be indicative of their future values. Management believes the value of excluded assets and liabilities is significant. The fair value of IDS Life of New York, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                    2003                       2002
(Thousands)                                                              Carrying      Fair         Carrying      Fair
Financial Assets                                                          amount       value         amount       value
Available-for-Sale securities:
Fixed maturities                                                        $1,342,994   $1,342,994   $1,256,986   $1,256,986
   Common stocks                                                                 8            8           --           --
Mortgage loans on real estate                                              158,581      166,091      112,239      124,228
Cash and cash equivalents                                                   13,615       13,615       24,106       24,106
Separate account assets                                                  1,443,767    1,443,767    1,136,859    1,136,859
Financial Liabilities
Future policy benefits for fixed annuities                              $  971,122   $  932,821   $  859,659   $  831,393
Separate account liabilities                                             1,246,413    1,201,081      990,689      949,785

IDS Life Insurance Company of New York -- Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At December 31, 2003 and 2002, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $98.4 million and $95.8 million, respectively, and policy loans of $4.5 million and $5.0 million, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2003 and 2002. The fair values of deferred annuities is estimated as the carrying amount less applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2003 and 2002.

At December 31, 2003 and 2002, the fair value of liabilities related to separate accounts is estimated as the carrying amount less applicable surrender charges and less variable insurance contracts carried at $197.4 million and $146.2 million, respectively.

10. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

(Thousands)                                                                              2003          2002          2001
Net income, per accompanying financial statements                                     $ 30,928       $ 27,033      $  8,016
Deferred policy acquisition costs                                                      (16,185)       (14,624)       (9,584)
Adjustments of future policy benefit liabilities                                         5,849          8,845        (3,064)
Deferred income tax expense (benefit)                                                    3,870          1,851        (4,763)
Provision (reduction) for losses on investments                                            341            352        (1,314)
Interest maintenance reserves gain/loss transfer and amortization                       (5,343)        (2,178)        5,797
Adjustment to separate account reserves                                                  6,779         (7,940)       (3,636)
Other, net                                                                                (944)          (286)          552
                                                                                      --------       --------     ---------
Statutory-basis net income (loss)                                                     $ 25,295       $ 13,053     $  (7,996)
                                                                                      ========       ========     =========

(Thousands)                                                                              2003          2002          2001
Stockholder's equity, per accompanying financial statements                          $ 367,065      $ 360,049     $ 316,463
Deferred policy acquisition costs                                                     (184,357)      (168,371)     (155,996)
Adjustments of future policy benefit liabilities                                        31,857         21,826         6,165
Deferred income tax liabilities                                                         59,129         58,381         3,782
Asset valuation reserve                                                                 (7,349)        (8,112)      (11,195)
Adjustments of separate account liabilities                                             56,516         49,737        57,677
Adjustments of investments to amortized cost                                           (52,048)       (57,035)       (7,094)
Premiums due, deferred and in advance                                                    1,187          1,317         1,383
Deferred revenue liability                                                               4,584          4,901         5,102
Reserves for mortgage loan losses                                                        1,498          1,157           805
Non-admitted assets                                                                    (32,265)       (31,642)       (2,772)
Interest maintenance reserve                                                            (5,007)           337         2,515
Other, net                                                                             (22,161)       (19,644)      (12,911)
                                                                                     ---------      ---------     ---------
Statutory-basis capital and surplus                                                  $ 218,649      $ 212,901     $ 203,924
                                                                                     =========      =========     =========

                                                                  S-6337 A(4/04)

                     PART C: OTHER INFORMATION

Item 27. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

(a)(2) Consent in writing to establish additional subaccounts filed electronically as Exhibit 10 to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644 is incorporated herein by reference.

(b)       Not applicable.

(c)(1) Form of Explanation of New York Sales Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(4) Form of Field Trainer's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(c)(5) Form of District Manager's Rider to Personal Financial Planner's Agreement filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(c)(6) Form of New York District Manager - Insurance Rider to Personal Financial Planner Agreement filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(7) Form of Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(c)(8) Form of New York Division Manager - Insurance Rider to Division Manager's Agreement with IDS Financial Services Inc. filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(9) Form of Field President Agreement with American Express Financial Advisors Inc. filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(10) Form of Recruiting and Training Manager License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(11)   Form of  Group  Vice  President  Agreement  with  American  Express
          Financial  Advisors  Inc.  filed   electronically  as  an  Exhibit  to
          Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(c)(12) Form of IDS Paraplanner License Agreement with IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 4 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (VUL3-NY) filed electronically as Exhibit 1.A. (5)(a) to Pre-Effective Amendment No. 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(2)    Flexible Premium Variable Life Insurance Policy Endorsement
          (VUL IV-NY) filed electronically as Exhibit (d)(2) to Registrant's Post-Effective Amendment No. 7 to the Registration Statement
          No. 333-44644 is incorporated herein by reference.

(d)(3) Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit 1.A. (5)(b) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(4) Accidental Death Benefit Rider filed electronically as Exhibit 1.A.(5)(c) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(5) Other Insured Rider filed electronically as Exhibit 1.A. (5)(d) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(6)    Children's Term Insurance Rider filed electronically as Exhibit 1.A.
          (5)(e) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(d)(7)    Automatic Increase Benefit Rider filed electronically as Exhibit
          1.A. (5)(f) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(e)(1) Application form for the Flexible Premium Variable Life Insurance Policy filed electronically as an Exhibit to Amendment No. 4 to the
          Registration   Statement  to  Form  N-8B-2,   File  No.  811-05213  is
          incorporated by reference.

(f)(1) Certificate of Incorporation of IDS Life Insurance Company of New York, dated July 23, 1957 filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(f)(2) Amended By-Laws of IDS Life Insurance Company of New York filed electronically as an Exhibit to Amendment No. 3 to the Registration Statement to Form N-8B-2, File No. 811-05213 is incorporated by reference.

(f)(3) Copy of Amended and Restated By-Laws of IDS Life Insurance Company of New York, filed electronically as Exhibit 6.3 to Post-Effective
          Amendment  No.  8  to   Registration   Statement   No.   333-91691  is
          incorporated herein by reference.

(h)(1)    Copy of Participation Agreement dated October 7, 1996 between IDS
          Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(2) Copy of Participation Agreement by and among IDS Life Insurance Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors dated March 1, 2000, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 8 to Registration Statement No. 333-91691, is incorporated herein by reference.

(h)(3) Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(4) Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(5)    Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(6) Copy of Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(7) Copy of Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(9) Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(10) Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit
          8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

(h)(12) Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit
          8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

(i)       Not applicable

(j)       Not applicable

(k)       Consent and Opinion of Counsel is filed electronically herewith.

(l)       Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A.,
          Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL III-NY are filed electronically herewith.

(m)(2) Calculations of Illustrations for VUL IV-NY/VUL IV ES-NY are filed electronically herewith.

(n)(1) Consent of Independent Auditors for VUL IV-NY/VUL IV ES-NY dated April 26, 2004 is filed electronically herewith.

(n)(2) Consent of Independent Auditors for VUL III-NY dated April 26, 2004 is filed electronically herewith.

(o)(1)    Not applicable.

(p)(1)    Not applicable.

(q)(1) IDS Life Insurance Company of New York's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Pre-Effective Amendment No., 1 to the Registration Statement No. 333-44644, is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated April 15, 2004 is filed electronically herewith.


Item 27. Directors and Officers of the Depositor (IDS Life Insurance Company of New York)


Name                                  Principal Business Address                Positions and Offices with Depositor
------------------------------------- ----------------------------------------- -------------------------------------

Gumer C. Alvero                       1765  AXP Financial Center                Director and Vice President - Annuities
                                      Minneapolis, MN  55474

Timothy V. Bechtold                   249 AXP Financial Center                  Director, President and Chief
                                      Minneapolis, MN  55474                    Executive Officer

Walter S. Berman                                                                Vice President and Treasurer


Maureen A. Buckley                    20 Madison Ave. Extension                 Director, Vice President, Chief
                                      Albany, NY  12203                         Operating Officer, Consumer Affairs
                                                                                Officer, Claims Officer and Money Laundering
                                                                                Prevention Officer

Rodney P. Burwell                     Xerxes Corporation                        Director
                                      7901 Xerxes Ave. So.
                                      Minneapolis, MN 55431-1253

Robert R. Grew                        Carter, Ledyard & Milburn                 Director
                                      2 Wall Street
                                      New York, NY 10005-2072

Ronald L. Guzior                                                                Director

Lorraine R. Hart                      53643 AXP Financial Center                Vice President - Investments
                                      Minneapolis, MN  55474

Carol A. Holton                       1114 AXP Financial Center                 Director and Vice President - Third
                                      Minneapolis, MN  55474                    Party Distribution

Michelle M. Keeley                                                              Vice President - Investments

Jean B. Keffeler                      3424 Zenith Ave. So.                      Director
                                      Minneapolis, MN  55416

Eric L. Marhoun                       50605 AXP Financial Center                General Counsel and
                                      Minneapolis, MN  55474                    Secretary

Thomas R. McBurney                    4900 IDS Center                           Director
                                      80 South Eighth Street
                                      Minneapolis, MN 55402

Jeryl A. Millner                                                                Controller


Mary Ellyn Minenko                    50607 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Thomas W. Murphy                                                                Vice President - Investments

Thomas V. Nicolosi                    American Express Financial Advisors Inc.  Director
                                      Suite 220
                                      500 Mamaroneck Avenue
                                      Harrison, NY  10528

Stephen P. Norman                     5009 World Financial Center               Director
                                      200 Vesey Street
                                      New York, NY 10285-5009

Teresa J. Rasmussen                   50605 AXP Financial Center                Assistant General Counsel
                                      Minneapolis, MN  55474                    and Assistant Secretary

Richard M. Starr                      World Financial Center                    Director
                                      200 Vesey Street
                                      New York, NY 10285

Michael R. Woodward                   32 Ellicot St                             Director
                                      Suite 100
                                      Batavia, NY  14020

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries of American Express Company.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services
     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     Advisory Convertible Arbitage, LLC                                                 Delaware
     Advisory Quantitive Equity (General Partner) LLC                                   Delaware
     Advisory Select LLC                                                                Delaware
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Enterprise REO 1, LLC                                                     Minnesota
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Bank, FSB                                                         Federal
     American Express Certificate Company                                               Delaware
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Company                                                           New York
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Alabama Inc.                                  Alabama
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Maryland Inc.                                 Maryland
     American Express Insurance Agency of Massachusetts Inc.                            Massachusetts
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of New Mexico Inc.                               New Mexico
     American Express Insurance Agency of Oklahoma Inc.                                 Oklahoma
     American Express Insurance Agency of Texas Inc.                                    Texas
     American Express Insurance Agency of Wyoming Inc.                                  Wyoming
     American Express International Deposit Corporation                                 Cayman Island
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Property Casualty Insurance Agency                                Wisconsin
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     AMEX Assurance Company                                                             Illinois
     Boston Equity General Partner LLC                                                  Delaware
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Utah, Inc.                                                 Utah
     IDS Life Insurance Company                                                         Minnesota
     IDS REO1, LLC                                                                      Minnesota
     IDS REO2, LLC                                                                      Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Realty Corporation                                                             Minnesota
     Investors Syndicate Development Corporation - NV                                   Nevada
     Kenwood Capital Management LLC                                                     Delaware
     Northwinds Marketing Group, LLC                                                    Delaware
     Realty Assets, Inc.                                                                Nebraska
     Securities America Financial Corporation                                           Nebraska
     Securities America Inc.                                                            Delaware
     Securities America Advisors, Inc.                                                  Nebraska

Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30  Principal Underwriter

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

          AXP California  Tax-Exempt  Trust;  AXP Dimensions  Series,  Inc.; AXP
          Discovery  Series,  Inc.;  AXP Equity  Series,  Inc.; AXP Fixed Income
          Series,  Inc.; AXP Global Series,  Inc.; AXP Government Income Series,
          Inc.; AXP Growth Series, Inc.; AXP High Yield Income Series, Inc.; AXP
          High Yield  Tax-Exempt  Series,  Inc.;  AXP Income  Series,  Inc.; AXP
          International  Series,  Inc.; AXP Investment Series, Inc.; AXP Managed
          Series,  Inc.;  AXP Market  Advantage  Series,  Inc.; AXP Money Market
          Series,  Inc.; AXP Partners Series,  Inc.; AXP Partners  International
          Series,  Inc.; AXP Progressive Series,  Inc.; AXP Sector Series, Inc.;
          AXP Selected Series,  Inc.; AXP Special  Tax-Exempt  Series Trust; AXP
          Stock Series,  Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series,
          Inc.; AXP Tax-Free Money Series, Inc.; Growth Trust; Growth and Income
          Trust;  Income Trust;  Tax-Free  Income Trust;  World Trust;  American
          Express Certificate Company.

(b)      As to each director, officer or partner of the principal underwriter:

         Name and Principal                             Position and Offices with
         Business Address*                              Underwriter

         Gumer C. Alvero                                Vice President - General
                                                        Manager Annuities

         Ward D. Armstrong                              Senior Vice President -
                                                        Retirement Services and
                                                        Asset Management Group

         John M. Baker                                  Vice President - Chief
                                                        Client Service Officer

         Dudley Barksdale                               Vice President - Service
                                                        Development

         Timothy V. Bechtold                            Vice President -
                                                        Insurance Products

         Arthur H. Berman                               Senior Vice President and Chief
                                                        Financial Officer

         Walter S. Berman                               Senior Vice President

         Robert C. Bloomer                              Vice President - Technologies III

         Leslie H. Bodell                               Vice President - Technologies I

         Rob Bohli                                      Group Vice President -
         10375 Richmond Avenue #600                     South Texas
         Houston, TX  77042

         Walter K. Booker                               Group Vice President -
         61 South Paramus Road                          New Jersey
         Mack-Cali Office Center IV,
         3rd Floor
         Paramus, NJ  07652

         Bruce J. Bordelon                              Group Vice President -
         1333 N. California Blvd.,                      Northern California
         Suite 200
         Walnut Creek, CA  94596

         Randy L. Boser                                 Vice President - Mutual Fund
                                                        Business Development

         Kenneth J. Ciak                                Vice President and
         IDS Property Casualty                          General Manager - IDS
         1400 Lombardi Avenue                           Property Casualty
         Green Bay, WI  54304

         Martin T. Cole                                 Group Vice President - Southwest

         Paul A. Connolly                               Vice President - RL HR/US Retail

         James M. Cracchiolo                            Director, Chairman of the Board
                                                        and Chief Executive Officer

         Colleen Curran                                 Vice President and
                                                        Assistant General Counsel

         Luz Maria Davis                                Vice President - Employee
                                                        Communications

         Arthur E. DeLorenzo                            Group Vice President -
         4 Atrium Drive, #100                           Upstate New York/Vermont
         Albany, NY  12205

         Scott M. DiGiammarino                          Group Vice President -
         Suite 500, 8045 Leesburg                       Washington D.C./Baltimore
         Pike
         Vienna, VA  22182

         Paul James Dolan                               Vice President - CAO Product Sales

         Kenneth Dykman                                 Group Vice President -
         6000 28th Street South East                    Greater Michigan
         Suite 200
         Grand Rapids, MI  49546

         William V. Elliot                              Vice President - Financial
                                                        Planning and Advice

         Benjamin R. Field                              Vice President - Finanace
                                                        Education and Planning Services

         Gordon M. Fines                                Vice President - Senior
                                                        Portfolio Manager I

         Giunero Floro                                  Vice President - Creative
                                                        Services

         Terrence J. Flynn                              Vice President - Brokerage
                                                        Clearing Operations

         Jeffrey P. Fox                                 Vice President - Investment
                                                        Accounting

         Barbara H. Fraser                              Executive Vice President -
                                                        AEFA Products and Corporate
                                                        Marketing

         Peter A. Gallus                                Vice President - CAO - AEFA
                                                        Investment Management

         Gary W. Gassmann                               Group Vice President -
         2677 Central Park Boulevard                    Detroit Metro
         Suite 350
         Southfield, MN  48076

         John C. Greiber                                Group Vice President -
                                                        Minnesota/Iowa

         Steven Guida                                   Vice President -
                                                        New Business and Service

         Teresa A. Hanratty                             Senior Vice President -
         Suites 6&7                                     Field Management
         169 South River Road
         Bedford, NH  03110

         Lorraine R. Hart                               Vice President - Fixed Income
                                                        Investments Administration
                                                        Officer

         Janis K. Heaney                                Vice President -
                                                        Incentive Management

         Brian M. Heath                                 Senior Vice President -
         Suite 150                                      Advisor Group
         801 E. Campbell Road
         Richardson, TX  75081

         Jon E. Hjelm                                   Group Vice President -
         655 Metro Place South                          Ohio Valley
         Suite 570
         Dublin, OH  43017

         David X. Hockenberry                           Group Vice President -
         830 Crescent Centre Drive                      Mid South
         Suite 490
         Franklin, TN  37067-7217

         Carol A. Holton                                Vice President - Third
                                                        Party Distribution

         Debra A. Hutchinson                            Vice President - Technologies I

         Diana R. Iannarone                             Group Vice President -
         3030 N.W. Expressway                           Great Plains
         Suite 900
         Oklahoma City, OK  73112

         Theodore M. Jenkin                             Group Vice President -
         6000 Freedom Square Drive                      Steel Cities
         Suite 300
         Cleveland, OH  44131

         James M. Jensen                                Vice President -
                                                        Compensation and Licensing
                                                        Services

         Jody M. Johnson                                Group Vice President -
                                                        Twin Cities Metro

         Nancy Jones                                    Vice President - Advisor
                                                        Marketing

         William A. Jones                               Vice President - Technologies III

         John C. Junek                                  Senior Vice President and
                                                        General Counsel

         Ora J. Kaine                                   Vice President -
                                                        Retail Distribution Services

         Michelle M. Keeley                             Senior Vice President -
                                                        Fixed Income

         Raymond G. Kelly                               Group Vice President -
         Suite 250                                      Northern Texas
         801 East Campbell Road
         Richardson, TX  75081

         Claire Kolmodin                                Vice President - Strategic
                                                        Initiatives

         Christopher J. Kopka                           Money Laundering Prevention
                                                        Officer

         Mitre Kutanovski                               Group Vice President -
         125 South Wacker Drive                         Chicago Metro
         Suite 1550
         Chicago, IL  60606

         Lori J. Larson                                 Vice President - Advisor
                                                        Field Force Growth and
                                                        Retention

         Daniel E. Laufenberg                           Vice President and Chief
                                                        U.S. Economist

         Jane W. Lee                                    Vice President - General
                                                        Manager Platinum Financial
                                                        Services

         Catherine M. Libbe                             Vice President - Marketing
                                                        & Product Services

         Diane D. Lyngstad                              Vice President - Comp and
                                                        Licensing Services

         Thomas A. Mahowald                             Vice President and Director of
                                                        Equity Research

         Timothy J. Masek                               Vice President -
                                                        Fixed Income Research

         Mark T. McGannon                               Vice President and General
                                                        Manager - Products Sales

         Brian J. McGrane                               Vice President - LFO Finance

         Dean O. McGill                                 Group Vice President -
         11835 W. Olympic Blvd                          Los Angeles Metro
         Suite 900 East
         Los Angeles, CA  90064

         Sarah M. McKenzie                              Vice President - Managed and
                                                        Brokerage Products

         Timothy S. Meehan                              Secretary

         Penny Meier                                    Vice President - Business
                                                        Transformation/Six Sigma

         Paula R. Meyer                                 Senior Vice President and
                                                        General Manager - Mutual Funds

         Holly Morris                                   Senior Vice President -
                                                        Technologies

         Rebecca Nash                                   Vice President - Service
                                                        Operations

         Roger Natarnjan                                Vice President - Finance

         Thomas V. Nicolosi                             Group Vice President -
         Suite 220                                      New York Metro Area
         500 Mamaroneck Ave.
         Harrison, NY  10528

         Patrick H. O'Connell                           Group Vice President -
         Commerce Center One                            Southern New England
         333 East River
         Hartford, CT  06108-4200

         Francois B. Odouard                            Vice President - Brokerage

         Michael J. O'Keefe                             Vice President -
                                                        Advisory Business Systems

         Kristi L. Petersen                             Vice President - ONE Account
                                                        and Cash

         John G. Poole                                  Group Vice President -
         14755 North Outer Forty Road                   Gateway/Springfield
         Suite 500
         Chesterfield, MO  63017

         Larry M. Post                                  Group Vice President -
         2 Constitution Plaza                           New England
         Charlestown, MA  02129

         Teresa J. Rasmussen                            Vice President and
                                                        Assistant General Counsel


         Michael J. Rearden                             Group Vice President -
                                                        Southern Florida

         Ralph D. Richardson III                        Group Vice President -
         Suite 800                                      Carolinas
         Arboretum Plaza One
         9442 Capital of Texas
         Hyw. N.
         Austin, TX  78759

         ReBecca K. Roloff                              Senior Vice President -
                                                        GFS

         Maximillian G. Roth                            Group Vice President -
         1400 Lombardi Avenue                           Wisconsin/Upper Michigan
         Suite 202
         Green Bay, WI  54304

         Russell L. Scalfano                            Group Vice President -
         Suite 201                                      Illinois/Indiana/Kentucky
         101 Plaza East Blvd.
         Evansville, IN  47715

         Andrew C. Schell                               Vice President - Strategy
                                                        and Planning

         Mark E. Schwarzmann                            Senior Vice President -
                                                        Insurance and Annuities

         Gary A. Scott                                  Vice President - Client
                                                        Acquisition Marketing  and
                                                        Services

         Jacqueline M. Sinjem                           Vice President - Plan
                                                        Sponsor Services

         Albert L. Soule                                Group Vice President -
         6925 Union Park Center                         Western Frontier
         Suite 200
         Midvale, UT  84047

         Bridget Sperl                                  Senior Vice President -
                                                        Client Service Organization

         Paul J. Stanislaw                              Group Vice President -
         Suite 1100                                     Southern California/Hawaii
         Two Park Plaza
         Irvine, CA  92614

         Lisa A. Steffes                                Vice President -
                                                        Marketing Officer
                                                        Development

         David K. Stewart                               Vice President - AEFA Controller
                                                        and Treasurer

         Caroline Stockdale-Boon                        Senior Vice President -
                                                        Human Resources

         Jeffrey J. Stremcha                            Vice President - Technologies I

         John T. Sweeney                                Vice President - Lead Financial
                                                        Officer, Products Group

         Joe Sweeney                                    Senior Vice President,
                                                        General Manager - U.S. Brokerage
                                                        and Membership Banking

         Craig P. Taucher                               Group Vice President -
         Suite 150                                      Georgia/North Florida
         4190 Belfort Rd.
         Jackonville, FL  32216

         Neil G. Taylor                                 Group Vice President -
         188 106th Avenue NE                            Pacific Northwest
         Suite 640
         Bellevue, WA  98004-5902

         William F. "Ted" Truscott                      Senior Vice President -
                                                        Chief Investment Officer

         George F. Tsafaridis                           Vice President - Quality &
                                                        Service Support

         Janet M. Vandenbark                            Group Vice President -
         3951 Westerre Parkway, Suite 250               Virginia
         Richmond, VA 23233

         Ramanathan Venkatabamanan                      Vice President - Technologies III

         Peter S. Velardi                               Senior Vice President -
                                                        Field Management

         Andrew O. Washburn                             Vice President -
                                                        Mutual Fund Marketing

         Donald F. Weaver                               Group Vice President -
         3500 Market Street,                            Eastern Pennsylvania/
         Suite 200                                      Delaware
         Camp Hill, PA  17011

         Beth E. Weimer                                 Vice President and
                                                        Chief Compliance Officer

         Phil Wentzel                                   Vice President - Finance

         Jeffrey A. Williams                            Senior Vice President -
                                                        Cross-Sell/Strategic
                                                        Management

         William J. Williams                            Senior Vice President -
                                                        Field Management

         Dianne L. Wilson                               Vice President - Insurance
                                                        Operations

         Gayle W. Winfree                               Group Vice President -
                                                        Delta States

         Michael D. Wolf                                Vice President - Equity Senior
                                                        Portfolio Manager

         Abraham L. Wons                                Vice President - Investments Risk
                                                        Management

         Michael R. Woodward                            Senior Vice President -
         32 Ellicott St                                 Field Management
         Suite 100
         Batavia, NY  14020


* Business address is: 70100 AXP Financial Center, Minneapolis, MN 55474 unless otherwise noted.

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor (IDS Life Insurance Company of New York) at 20 Madison Avenue Extension, Albany, NY 12203.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 28th day of April, 2004.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/ Timothy V. Bechtold*
                            -------------------------
                                Timothy V.Bechtold
                                President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 2004.

Signature                              Title

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
-----------------------------
     Gumer C. Alvero

/s/  Timothy V. Bechtold*              Director, President and Chief
-----------------------------          Executive Officer
     Timothy V. Bechtold               (Chief Executive Officer)

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
-----------------------------          Officer, Consumer Affairs Officer, Claims
     Maureen A. Buckley                Officer and Money Laundering Officer

/s/  Rodney P. Burwell*                Director
-----------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
-----------------------------
     Robert R. Grew

/s/  Ronald L. Guzior*                 Director
-----------------------------
     Ronald L. Guzior

/s/  Carol A. Holton*                  Director and Vice President - Third Party
-----------------------------          Distribution
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
-----------------------------
     Jean B. Keffeler

/s/  Jeryl A. Millner*                 Vice President and Controller
-----------------------------          (Principal Financial Officer)
     Jeryl A. Millner                  (Principal Accounting Officer)

/s/  Thomas R. McBurney*               Director
-----------------------------
     Thomas R. McBurney

Signature                              Title


/s/  Thomas V. Nicolosi*               Director
-----------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
-----------------------------
     Steven P. Norman

/s/  Richard M. Starr*                 Director
-----------------------------
     Richard M. Starr

/s/  Michael R. Woodward*              Director
-----------------------------
     Michael R. Woodward


* Signed pursuant to Power of Attorney dated April 15, 2004, filed electronically herewith as Exhibit (r)(1) to Registrant's Post-Effective Amendment No. 8, by:



/s/ Mary Ellyn Minenko
-------------------------
    Mary Ellyn Minenko